UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-8326

MFS VARIABLE INSURANCE TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2021

ITEM 1.	REPORTS TO STOCKHOLDERS.

Item 1(a):

Semiannual Report
June 30, 2021
MFS®  Global Equity Series
MFS® Variable Insurance Trust
VGE-SEM

MFS® Global Equity Series
The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK OR CREDIT UNION GUARANTEE  •
NOT A DEPOSIT  •  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Global Equity Series
LETTER FROM THE CEO
Dear Contract Owners:
After experiencing dramatic swings in the early days of the coronavirus pandemic, global equity markets have performed strongly over the past year. Though the speedy development of vaccines brightened the economic and market outlook, uncertainty remains as new variants of the virus appear, and questions persist over how fast vaccines can be made widely available in the developing world.
Global central banks have taken aggressive steps to cushion the economic and market fallout related to the virus, and governments are deploying unprecedented levels of fiscal support. Having passed a $1.9 trillion stimulus package in March, the U.S. Congress could approve additional stimulus later this year, some of it focused on infrastructure. Along with extraordinary government expenditures, pent-up consumer demand fueled a surge in economic activity as coronavirus restrictions were eased, pushing up inflation, at least temporarily. Markets initially reacted by pushing up yields on global government bonds, though some of the rate rise has since been corrected.
A spirited debate is underway among investors over whether the current price pressures will persist or prove to be temporary, caused by pandemic-induced bottlenecks. The policy measures put in place to counteract the pandemic's effects have helped build a supportive environment and are encouraging economic recovery; however, if markets disconnect from fundamentals, they can sow the seeds of instability. As such, recent dramatic increases in speculative trading in cryptocurrencies, special purpose acquisition companies (SPACs), and the like bear watching.
In the aftermath of the crisis, we could see societal changes as households, businesses, and governments adjust to a new reality, and any such alterations could affect the investment landscape. For investors, events such as the COVID-19 outbreak demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating the increasing complexity of global markets and economies. Guided by our long-term philosophy and adhering to our commitment to sustainable investing, we tune out the noise and aim to uncover what we believe are the best, most durable investment opportunities in the market. Our unique global investment platform combines collective expertise, long-term discipline, and thoughtful risk management to create sustainable value for investors.
Respectfully,
Michael W. Roberge
Chief Executive Officer
MFS Investment Management
August 13, 2021
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

MFS Global Equity Series
Portfolio Composition
Portfolio structure
Top ten holdings
Comcast Corp., “A”	3.3%
Thermo Fisher Scientific, Inc.	3.2%
Visa, Inc., “A”	3.0%
Medtronic PLC	2.8%
Schneider Electric SE	2.7%
Roche Holding AG	2.5%
LVMH Moet Hennessy Louis Vuitton SE	2.4%
Accenture PLC, “A”	2.4%
Nestle S.A.	2.4%
Diageo PLC	2.3%
GICS equity sectors (g)
Health Care	19.4%
Industrials	19.3%
Information Technology	15.0%
Consumer Staples	14.1%
Financials	8.7%
Consumer Discretionary	8.3%
Communication Services	7.2%
Materials	6.0%
Equity Warrants (o)	0.0%
Issuer country weightings (x)
United States	57.1%
France	11.2%
Switzerland	8.1%
United Kingdom	6.7%
Germany	3.8%
Netherlands	3.1%
Canada	2.6%
Japan	2.0%
Sweden	1.6%
Other Countries	3.8%
Currency exposure weightings (y)
United States Dollar	58.9%
Euro	20.9%
Swiss Franc	8.1%
British Pound Sterling	6.7%
Japanese Yen	2.0%
Swedish Krona	1.6%
South Korean Won	1.0%
Danish Krone	0.6%
Mexican Peso	0.2%

(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
(o)	Less than 0.1%.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents and Other.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio's net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.
Percentages are based on net assets as of June 30, 2021.
The portfolio is actively managed and current holdings may be different.
2

MFS Global Equity Series
Expense Table
Fund Expenses Borne by the Contract Holders during the Period,
January 1, 2021 through June 30, 2021
As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2021 through June 30, 2021.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight the fund's ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.
Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/21	Ending Account Value 6/30/21	Expenses Paid During Period (p) 1/01/21-6/30/21
Initial Class	Actual	0.92%	$1,000.00	$1,118.03	$4.83
	Hypothetical (h)	0.92%	$1,000.00	$1,020.23	$4.61
Service Class	Actual	1.17%	$1,000.00	$1,116.54	$6.14
	Hypothetical (h)	1.17%	$1,000.00	$1,018.99	$5.86
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class's annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
3

MFS Global Equity Series
Portfolio of Investments − 6/30/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.0%
Aerospace & Defense – 3.1%
Honeywell International, Inc.	6,435	$ 1,411,518
MTU Aero Engines Holding AG	1,243	307,895
Rolls-Royce Holdings PLC (a)	235,395	322,105
		$2,041,518
Airlines – 0.8%
Aena S.A. (a)	3,325	$ 545,264
Alcoholic Beverages – 6.0%
Carlsberg A.S., “B”	1,984	$ 369,830
Diageo PLC	31,459	1,506,132
Heineken N.V.	8,843	1,071,627
Pernod Ricard S.A.	4,411	979,120
		$3,926,709
Apparel Manufacturers – 4.3%
Burberry Group PLC	14,292	$ 408,451
Compagnie Financiere Richemont S.A.	6,795	822,156
LVMH Moet Hennessy Louis Vuitton SE	2,012	1,577,683
		$2,808,290
Automotive – 0.5%
Aptiv PLC (a)	2,224	$ 349,902
Broadcasting – 2.8%
Omnicom Group, Inc.	2,020	$ 161,580
Walt Disney Co. (a)	6,722	1,181,526
WPP Group PLC	35,773	482,081
		$1,825,187
Brokerage & Asset Managers – 1.9%
Charles Schwab Corp.	12,769	$ 929,711
Deutsche Boerse AG	1,751	305,624
		$1,235,335
Business Services – 10.0%
Accenture PLC, “A”	5,328	$ 1,570,641
Adecco S.A.	3,914	265,911
Brenntag AG	3,648	339,215
Cognizant Technology Solutions Corp., “A”	7,877	545,561
Compass Group PLC (a)	20,193	425,140
Equifax, Inc.	3,356	803,795
Fidelity National Information Services, Inc.	6,127	868,012
Fiserv, Inc. (a)	7,558	807,875
PayPal Holdings, Inc. (a)	2,910	848,207
		$6,474,357
Cable TV – 4.4%
Comcast Corp., “A”	37,850	$ 2,158,207
Liberty Broadband Corp. (a)	4,041	701,760
		$2,859,967
Chemicals – 2.6%
3M Co.	4,725	$ 938,527
PPG Industries, Inc.	4,374	742,574
		$1,681,101
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – 2.5%
Check Point Software Technologies Ltd. (a)	5,249	$ 609,566
Oracle Corp.	12,707	989,113
		$1,598,679
Computer Software - Systems – 1.4%
Cisco Systems, Inc.	4,811	$ 254,983
Samsung Electronics Co. Ltd.	8,782	629,319
		$884,302
Construction – 0.5%
Otis Worldwide Corp.	4,159	$ 340,081
Consumer Products – 4.5%
Colgate-Palmolive Co.	6,953	$ 565,626
Essity AB	32,671	1,083,421
International Flavors & Fragrances, Inc.	2,257	337,196
Reckitt Benckiser Group PLC	10,816	957,105
		$2,943,348
Electrical Equipment – 4.4%
Amphenol Corp., “A”	5,228	$ 357,647
Legrand S.A.	7,017	742,680
Schneider Electric SE	11,363	1,787,688
		$2,888,015
Electronics – 1.1%
Hoya Corp.	2,800	$ 371,250
Microchip Technology, Inc.	2,138	320,144
		$691,394
Food & Beverages – 4.1%
Danone S.A.	16,045	$ 1,129,535
Nestle S.A.	12,425	1,547,267
		$2,676,802
Gaming & Lodging – 1.0%
Marriott International, Inc., “A” (a)	2,507	$ 342,255
Whitbread PLC (a)	6,804	293,842
		$636,097
Insurance – 1.6%
Aon PLC	2,907	$ 694,075
Willis Towers Watson PLC	1,473	338,820
		$1,032,895
Internet – 1.1%
eBay, Inc.	9,827	$ 689,954
Machinery & Tools – 1.3%
Carrier Global Corp.	3,437	$ 167,038
Kubota Corp. (l)	34,900	705,885
		$872,923
Major Banks – 3.3%
Bank of New York Mellon Corp.	3,303	$ 169,213
Erste Group Bank AG	4,930	180,867
Goldman Sachs Group, Inc.	2,858	1,084,697

4

MFS Global Equity Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Major Banks – continued
State Street Corp.	2,798	$ 230,219
UBS Group AG	33,062	505,980
		$2,170,976
Medical Equipment – 14.4%
Abbott Laboratories	7,863	$ 911,557
Boston Scientific Corp. (a)	20,280	867,173
Cooper Cos., Inc.	1,559	617,785
EssilorLuxottica	1,382	255,048
Medtronic PLC	14,792	1,836,131
Olympus Corp.	11,600	230,549
Sonova Holding AG	577	217,018
Stryker Corp.	4,290	1,114,242
Thermo Fisher Scientific, Inc.	4,141	2,089,010
Waters Corp. (a)	1,862	643,526
Zimmer Biomet Holdings, Inc.	3,757	604,201
		$9,386,240
Other Banks & Diversified Financials – 4.9%
American Express Co.	5,019	$ 829,289
Grupo Financiero Banorte S.A. de C.V.	21,231	137,138
Julius Baer Group Ltd.	4,243	276,890
Visa, Inc., “A”	8,254	1,929,950
		$3,173,267
Pharmaceuticals – 4.8%
Bayer AG	11,407	$ 692,659
Merck KGaA	4,214	807,975
Roche Holding AG	4,290	1,616,081
		$3,116,715
Printing & Publishing – 0.2%
Wolters Kluwer N.V.	960	$ 96,439
Railroad & Shipping – 4.7%
Canadian National Railway Co.	10,295	$ 1,086,328
Canadian Pacific Railway Ltd.	7,453	573,210
Kansas City Southern Co.	3,025	857,194
Union Pacific Corp.	2,450	538,829
		$3,055,561
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Chemicals – 4.4%
Akzo Nobel N.V.	6,714	$ 829,549
L'Air Liquide S.A.	3,389	593,373
Linde PLC	1,032	298,351
Linde PLC	3,896	1,124,200
		$2,845,473
Specialty Stores – 0.3%
Hermes International	146	$ 212,677
Trucking – 1.1%
United Parcel Service, Inc., “B”	3,431	$ 713,545
Total Common Stocks (Identified Cost, $27,604,716)		$63,773,013
	Strike Price	First Exercise
Warrants – 0.0%
Apparel Manufacturers – 0.0%
Compagnie Financiere Richemont S.A. (1 share for 2 warrants, Expiration 12/04/23) (a) (Identified Cost, $0)	CHF 67.00	11/20/23	14,904	$ 9,987

Investment Companies (h) – 1.8%
Money Market Funds – 1.8%
MFS Institutional Money Market Portfolio, 0.02% (v) (Identified Cost, $1,147,768)	1,147,768	$ 1,147,768
Other Assets, Less Liabilities – 0.2%		134,772
Net Assets – 100.0%		$65,065,540

(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,147,768 and $63,783,000, respectively.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CHF	Swiss Franc
See Notes to Financial Statements
5

MFS Global Equity Series
Financial Statements	Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/21 Assets
Investments in unaffiliated issuers, at value, including $194,992 of securities on loan (identified cost, $27,604,716)	$63,783,000
Investments in affiliated issuers, at value (identified cost, $1,147,768)	1,147,768
Receivables for
Fund shares sold	31,423
Interest and dividends	159,827
Receivable from investment adviser	8,794
Other assets	462
Total assets	$65,131,274
Liabilities
Payable to custodian	$2,260
Payables for
Fund shares reacquired	11,993
Payable to affiliates
Administrative services fee	107
Shareholder servicing costs	100
Distribution and/or service fees	202
Accrued expenses and other liabilities	51,072
Total liabilities	$65,734
Net assets	$65,065,540
Net assets consist of
Paid-in capital	$21,596,772
Total distributable earnings (loss)	43,468,768
Net assets	$65,065,540
Shares of beneficial interest outstanding	2,373,506
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$50,340,970	1,832,308	$27.47
Service Class	14,724,570	541,198	27.21
See Notes to Financial Statements
6

MFS Global Equity Series
Financial Statements	Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/21
Net investment income (loss)
Income
Dividends	$610,989
Income on securities loaned	603
Dividends from affiliated issuers	131
Other	17
Foreign taxes withheld	(53,199)
Total investment income	$558,541
Expenses
Management fee	$277,549
Distribution and/or service fees	17,528
Shareholder servicing costs	5,134
Administrative services fee	9,454
Independent Trustees' compensation	1,555
Custodian fee	9,877
Shareholder communications	5,026
Audit and tax fees	29,671
Legal fees	239
Miscellaneous	11,453
Total expenses	$367,486
Reduction of expenses by investment adviser	(65,808)
Net expenses	$301,678
Net investment income (loss)	$256,863
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$3,149,444
Foreign currency	(1,265)
Net realized gain (loss)	$3,148,179
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$3,515,394
Translation of assets and liabilities in foreign currencies	(4,006)
Net unrealized gain (loss)	$3,511,388
Net realized and unrealized gain (loss)	$6,659,567
Change in net assets from operations	$6,916,430
See Notes to Financial Statements
7

MFS Global Equity Series
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/21 (unaudited)	12/31/20
Change in net assets
From operations
Net investment income (loss)	$256,863	$386,667
Net realized gain (loss)	3,148,179	3,963,044
Net unrealized gain (loss)	3,511,388	2,750,961
Change in net assets from operations	$6,916,430	$7,100,672
Total distributions to shareholders	$—	$(2,767,021)
Change in net assets from fund share transactions	$(2,198,760)	$(5,075,552)
Total change in net assets	$4,717,670	$(741,901)
Net assets
At beginning of period	60,347,870	61,089,771
At end of period	$65,065,540	$60,347,870
See Notes to Financial Statements
8

MFS Global Equity Series
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/21 (unaudited)	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$24.57	$22.79	$18.82	$22.00	$18.59	$18.39
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11	$0.16	$0.25	$0.23	$0.20	$0.17
Net realized and unrealized gain (loss)	2.79	2.73	5.35	(2.23)	4.20	1.20
Total from investment operations	$2.90	$2.89	$5.60	$(2.00)	$4.40	$1.37
Less distributions declared to shareholders
From net investment income	$—	$(0.26)	$(0.25)	$(0.21)	$(0.18)	$(0.18)
From net realized gain	—	(0.85)	(1.38)	(0.97)	(0.81)	(0.99)
Total distributions declared to shareholders	$—	$(1.11)	$(1.63)	$(1.18)	$(0.99)	$(1.17)
Net asset value, end of period (x)	$27.47	$24.57	$22.79	$18.82	$22.00	$18.59
Total return (%) (k)(r)(s)(x)	11.80(n)	13.29	30.57	(9.74)	24.07	7.35
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.13(a)	1.16	1.16	1.13	1.16	1.19
Expenses after expense reductions (f)	0.92(a)	0.92	0.95	0.97	0.97	0.99
Net investment income (loss)	0.89(a)	0.75	1.16	1.07	0.95	0.93
Portfolio turnover	6(n)	12	11	15	11	13
Net assets at end of period (000 omitted)	$50,341	$46,879	$49,771	$45,219	$52,850	$44,756

See Notes to Financial Statements
9

MFS Global Equity Series
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/21 (unaudited)	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$24.37	$22.62	$18.70	$21.86	$18.49	$18.30
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08	$0.10	$0.18	$0.18	$0.14	$0.13
Net realized and unrealized gain (loss)	2.76	2.71	5.32	(2.21)	4.18	1.18
Total from investment operations	$2.84	$2.81	$5.50	$(2.03)	$4.32	$1.31
Less distributions declared to shareholders
From net investment income	$—	$(0.21)	$(0.20)	$(0.16)	$(0.14)	$(0.13)
From net realized gain	—	(0.85)	(1.38)	(0.97)	(0.81)	(0.99)
Total distributions declared to shareholders	$—	$(1.06)	$(1.58)	$(1.13)	$(0.95)	$(1.12)
Net asset value, end of period (x)	$27.21	$24.37	$22.62	$18.70	$21.86	$18.49
Total return (%) (k)(r)(s)(x)	11.65(n)	13.04	30.20	(9.92)	23.75	7.06
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.38(a)	1.41	1.41	1.38	1.42	1.44
Expenses after expense reductions (f)	1.17(a)	1.17	1.20	1.22	1.22	1.24
Net investment income (loss)	0.64(a)	0.48	0.85	0.86	0.68	0.70
Portfolio turnover	6(n)	12	11	15	11	13
Net assets at end of period (000 omitted)	$14,725	$13,469	$11,319	$7,139	$10,162	$7,033
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
10

MFS Global Equity Series
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Global Equity Series (the fund) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Certain of the fund's investments, derivatives, debt and other contracts may be based on reference interest rates such as the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, derivatives, debt and other contracts that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to disregard the GAAP accounting requirements around certain contract modifications resulting from the LIBOR transition such that for contracts considered in scope, the fund can account for those modified contracts as a continuation of the existing contracts.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments
11

MFS Global Equity Series
Notes to Financial Statements (unaudited) - continued
and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$63,783,000	$—	$—	$63,783,000
Mutual Funds	1,147,768	—	—	1,147,768
Total	$64,930,768	$—	$—	$64,930,768
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund’s Portfolio of Investments, with a fair value of $194,992. The fair value of the fund’s investment securities on loan is presented gross in the Statement of Assets and Liabilities. These loans were collateralized by U.S. Treasury Obligations of $206,528 held by the lending agent. The collateral on securities loaned exceeded the value of securities on loan at period end. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the
12

MFS Global Equity Series
Notes to Financial Statements (unaudited) - continued
remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/20
Ordinary income (including any short-term capital gains)	$699,005
Long-term capital gains	2,068,016
Total distributions	$2,767,021
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/21
Cost of investments	$29,274,818
Gross appreciation	35,925,976
Gross depreciation	(270,026)
Net unrealized appreciation (depreciation)	$35,655,950
As of 12/31/20
Undistributed ordinary income	463,083
Undistributed long-term capital gain	3,941,434
Other temporary differences	7,265
Net unrealized appreciation (depreciation)	32,140,556
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
13

MFS Global Equity Series
Notes to Financial Statements (unaudited) - continued
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/21	Year ended 12/31/20
Initial Class	$—	$2,194,634
Service Class	—	572,387
Total	$—	$2,767,021
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.90%
In excess of $1 billion and up to $2.5 billion	0.75%
In excess of $2.5 billion	0.65%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. For the six months ended June 30, 2021, this management fee reduction amounted to $3,695, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2021 was equivalent to an annual effective rate of 0.89% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.92% of average daily net assets for the Initial Class shares and 1.17% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2023. For the six months ended June 30, 2021, this reduction amounted to $62,113, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2021, the fee was $4,998, which equated to 0.0162% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2021, these costs amounted to $136.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2021 was equivalent to an annual effective rate of 0.0306% of the fund's average daily net assets.
14

MFS Global Equity Series
Notes to Financial Statements (unaudited) - continued
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended June 30, 2021, the fund engaged in purchase and sale transactions pursuant to this policy, which amounted to $110,200 and $6,911, respectively. The sales transactions resulted in net realized gains (losses) of $2,229.
(4)  Portfolio Securities
For the six months ended June 30, 2021, purchases and sales of investments, other than short-term obligations, aggregated $3,837,032 and $6,259,838, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/21		Year ended 12/31/20
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	119,970	$3,139,409	374,120	$7,560,367
Service Class	62,537	1,586,783	195,660	4,034,412
	182,507	$4,726,192	569,780	$11,594,779
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	100,487	$2,194,634
Service Class	—	—	26,402	572,387
	—	$—	126,889	$2,767,021
Shares reacquired
Initial Class	(195,311)	$(5,043,177)	(750,977)	$(15,997,296)
Service Class	(74,099)	(1,881,775)	(169,724)	(3,440,056)
	(269,410)	$(6,924,952)	(920,701)	$(19,437,352)
Net change
Initial Class	(75,341)	$(1,903,768)	(276,370)	$(6,242,295)
Service Class	(11,562)	(294,992)	52,338	1,166,743
	(86,903)	$(2,198,760)	(224,032)	$(5,075,552)
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit of which $1 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2021, the fund’s commitment fee and interest expense were $119 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
15

MFS Global Equity Series
Notes to Financial Statements (unaudited) - continued
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$651,977	$5,781,502	$5,285,711	$—	$—	$1,147,768
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$131	$—
(8)  Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.
16

MFS Global Equity Series
Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its April 2021 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2020 to December 31, 2020 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
17

MFS Global Equity Series
Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at  mfs.com/vit1 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
FURTHER INFORMATION
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/vit1 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
18

Semiannual Report
June 30, 2021
MFS®  Growth Series
MFS® Variable Insurance Trust
VEG-SEM

MFS® Growth Series
The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK OR CREDIT UNION GUARANTEE  •
NOT A DEPOSIT  •  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Growth Series
LETTER FROM THE CEO
Dear Contract Owners:
After experiencing dramatic swings in the early days of the coronavirus pandemic, global equity markets have performed strongly over the past year. Though the speedy development of vaccines brightened the economic and market outlook, uncertainty remains as new variants of the virus appear, and questions persist over how fast vaccines can be made widely available in the developing world.
Global central banks have taken aggressive steps to cushion the economic and market fallout related to the virus, and governments are deploying unprecedented levels of fiscal support. Having passed a $1.9 trillion stimulus package in March, the U.S. Congress could approve additional stimulus later this year, some of it focused on infrastructure. Along with extraordinary government expenditures, pent-up consumer demand fueled a surge in economic activity as coronavirus restrictions were eased, pushing up inflation, at least temporarily. Markets initially reacted by pushing up yields on global government bonds, though some of the rate rise has since been corrected.
A spirited debate is underway among investors over whether the current price pressures will persist or prove to be temporary, caused by pandemic-induced bottlenecks. The policy measures put in place to counteract the pandemic's effects have helped build a supportive environment and are encouraging economic recovery; however, if markets disconnect from fundamentals, they can sow the seeds of instability. As such, recent dramatic increases in speculative trading in cryptocurrencies, special purpose acquisition companies (SPACs), and the like bear watching.
In the aftermath of the crisis, we could see societal changes as households, businesses, and governments adjust to a new reality, and any such alterations could affect the investment landscape. For investors, events such as the COVID-19 outbreak demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating the increasing complexity of global markets and economies. Guided by our long-term philosophy and adhering to our commitment to sustainable investing, we tune out the noise and aim to uncover what we believe are the best, most durable investment opportunities in the market. Our unique global investment platform combines collective expertise, long-term discipline, and thoughtful risk management to create sustainable value for investors.
Respectfully,
Michael W. Roberge
Chief Executive Officer
MFS Investment Management
August 13, 2021
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

MFS Growth Series
Portfolio Composition
Portfolio structure
Top ten holdings
Microsoft Corp.	10.3%
Amazon.com, Inc.	8.2%
Alphabet, Inc., “A”	5.5%
Adobe Systems, Inc.	4.1%
Facebook, Inc., “A”	3.9%
Mastercard, Inc., “A”	3.2%
PayPal Holdings, Inc.	2.8%
Visa, Inc., “A”	2.8%
Apple, Inc.	2.4%
NVIDIA Corp.	2.3%
GICS equity sectors (g)
Information Technology	41.5%
Communication Services	19.3%
Consumer Discretionary	11.3%
Health Care	10.3%
Industrials	7.3%
Financials	3.2%
Materials	2.7%
Consumer Staples	2.4%
Real Estate	1.1%

(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of June 30, 2021.
The portfolio is actively managed and current holdings may be different.
2

MFS Growth Series
Expense Table
Fund Expenses Borne by the Contract Holders during the Period,
January 1, 2021 through June 30, 2021
As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2021 through June 30, 2021.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight the fund's ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.
Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/21	Ending Account Value 6/30/21	Expenses Paid During Period (p) 1/01/21-6/30/21
Initial Class	Actual	0.72%	$1,000.00	$1,128.98	$3.80
	Hypothetical (h)	0.72%	$1,000.00	$1,021.22	$3.61
Service Class	Actual	0.97%	$1,000.00	$1,127.72	$5.12
	Hypothetical (h)	0.97%	$1,000.00	$1,019.98	$4.86
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class's annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
3

MFS Growth Series
Portfolio of Investments − 6/30/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.1%
Apparel Manufacturers – 0.9%
NIKE, Inc., “B”	136,236	$ 21,047,100
Biotechnology – 0.7%
Alnylam Pharmaceuticals, Inc. (a)	26,613	$ 4,511,436
Vertex Pharmaceuticals, Inc. (a)	57,040	11,500,975
		$16,012,411
Broadcasting – 1.4%
Netflix, Inc. (a)	61,141	$ 32,295,288
Brokerage & Asset Managers – 0.9%
Charles Schwab Corp.	287,009	$ 20,897,125
Business Services – 8.2%
Clarivate PLC (a)	551,006	$ 15,169,195
CoStar Group, Inc. (a)	213,333	17,668,239
Equifax, Inc.	56,211	13,463,097
Global Payments, Inc.	53,630	10,057,770
MSCI, Inc.	75,655	40,330,167
PayPal Holdings, Inc. (a)	224,557	65,453,874
Verisk Analytics, Inc., “A”	164,523	28,745,459
		$190,887,801
Cable TV – 1.7%
Charter Communications, Inc., “A” (a)	54,972	$ 39,659,549
Computer Software – 21.3%
Adobe Systems, Inc. (a)	162,952	$ 95,431,209
Atlassian Corp. PLC, “A” (a)	38,068	9,778,147
Autodesk, Inc. (a)	98,387	28,719,165
Black Knight, Inc. (a)	73,062	5,697,375
Bumble, Inc., “A” (a)	80,421	4,632,250
Cadence Design Systems, Inc. (a)	108,065	14,785,453
Intuit, Inc.	107,678	52,780,525
Microsoft Corp.	882,549	239,082,524
Qualtrics International, “A” (a)	26,428	1,010,871
salesforce.com, inc. (a)	130,656	31,915,341
Synopsys, Inc. (a)	42,587	11,745,069
		$495,577,929
Computer Software - Systems – 5.6%
Apple, Inc.	405,345	$ 55,516,051
ServiceNow, Inc. (a)	46,908	25,778,291
Square, Inc., “A” (a)	110,590	26,961,842
TransUnion	203,692	22,367,419
		$130,623,603
Construction – 2.7%
Sherwin-Williams Co.	124,418	$ 33,897,684
Vulcan Materials Co.	170,024	29,596,078
		$63,493,762
Consumer Products – 2.4%
Colgate-Palmolive Co.	252,169	$ 20,513,948
Estee Lauder Cos., Inc., “A”	111,496	35,464,648
		$55,978,596
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Services – 0.6%
Airbnb, Inc., “A” (a)	3,378	$ 517,307
Uber Technologies, Inc. (a)	248,997	12,479,730
		$12,997,037
Electrical Equipment – 1.3%
AMETEK, Inc.	154,820	$ 20,668,470
Johnson Controls International PLC	132,726	9,108,985
		$29,777,455
Electronics – 6.0%
Applied Materials, Inc.	180,844	$ 25,752,186
ASML Holding N.V.	33,426	23,092,018
Lam Research Corp.	57,520	37,428,264
NVIDIA Corp.	67,893	54,321,189
		$140,593,657
Entertainment – 0.2%
Spotify Technology S.A. (a)	19,366	$ 5,337,076
Gaming & Lodging – 0.2%
MGM Resorts International	102,735	$ 4,381,648
General Merchandise – 0.5%
Dollar General Corp.	49,372	$ 10,683,607
Health Maintenance Organizations – 0.2%
UnitedHealth Group, Inc.	9,783	$ 3,917,505
Insurance – 0.6%
Aon PLC	53,753	$ 12,834,066
Internet – 13.2%
Alphabet, Inc., “A” (a)	52,156	$ 127,353,999
Alphabet, Inc., “C” (a)	15,713	39,381,806
Facebook, Inc., “A” (a)	260,927	90,726,927
Match Group, Inc. (a)	160,400	25,864,500
Pinterest, Inc. (a)	64,126	5,062,748
Sea Ltd., ADR (a)	68,451	18,796,645
		$307,186,625
Leisure & Toys – 2.6%
Activision Blizzard, Inc.	190,853	$ 18,215,010
Electronic Arts, Inc.	154,955	22,287,178
Roblox Corp., “A” (a)	88,906	7,999,762
Take-Two Interactive Software, Inc. (a)	67,279	11,909,728
		$60,411,678
Machinery & Tools – 0.6%
Roper Technologies, Inc.	28,359	$ 13,334,402
Medical & Health Technology & Services – 0.8%
ICON PLC (a)	84,910	$ 17,551,746
Medical Equipment – 7.5%
Abbott Laboratories	272,488	$ 31,589,534
Becton, Dickinson and Co.	41,494	10,090,926
Boston Scientific Corp. (a)	519,702	22,222,457
Danaher Corp.	182,064	48,858,695

4

MFS Growth Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – continued
Edwards Lifesciences Corp. (a)	141,818	$ 14,688,090
STERIS PLC	30,757	6,345,169
Thermo Fisher Scientific, Inc.	80,225	40,471,106
		$174,265,977
Network & Telecom – 0.4%
Equinix, Inc., REIT	12,864	$ 10,324,646
Other Banks & Diversified Financials – 5.9%
Mastercard, Inc., “A”	200,972	$ 73,372,868
Visa, Inc., “A”	277,603	64,909,133
		$138,282,001
Pharmaceuticals – 1.2%
Zoetis, Inc.	153,972	$ 28,694,222
Railroad & Shipping – 0.7%
Canadian Pacific Railway Ltd.	201,945	$ 15,531,590
Restaurants – 0.8%
Chipotle Mexican Grill, Inc., “A” (a)	8,124	$ 12,594,962
Starbucks Corp.	54,128	6,052,052
		$18,647,014
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Stores – 9.4%
Amazon.com, Inc. (a)	55,408	$ 190,612,385
Lululemon Athletica, Inc. (a)	25,352	9,252,719
Ross Stores, Inc.	61,052	7,570,448
Shopify, Inc. (a)	7,973	11,648,394
		$219,083,946
Telecommunications - Wireless – 0.6%
American Tower Corp., REIT	54,548	$ 14,735,597
Total Common Stocks (Identified Cost, $766,214,343)		$ 2,305,044,659
Investment Companies (h) – 0.0%
Money Market Funds – 0.0%
MFS Institutional Money Market Portfolio, 0.02% (v) (Identified Cost, $202)	202	$ 202
Other Assets, Less Liabilities – 0.9%		21,665,625
Net Assets – 100.0%		$ 2,326,710,486

(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $202 and $2,305,044,659, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See Notes to Financial Statements
5

MFS Growth Series
Financial Statements	Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/21 Assets
Investments in unaffiliated issuers, at value (identified cost, $766,214,343)	$2,305,044,659
Investments in affiliated issuers, at value (identified cost, $202)	202
Receivables for
Investments sold	25,471,857
Fund shares sold	909,660
Dividends	321,303
Other assets	5,425
Total assets	$2,331,753,106
Liabilities
Payable to custodian	$1,706,952
Payables for
Fund shares reacquired	3,026,030
Payable to affiliates
Investment adviser	87,057
Administrative services fee	1,725
Shareholder servicing costs	821
Distribution and/or service fees	7,558
Accrued expenses and other liabilities	212,477
Total liabilities	$5,042,620
Net assets	$2,326,710,486
Net assets consist of
Paid-in capital	$376,225,562
Total distributable earnings (loss)	1,950,484,924
Net assets	$2,326,710,486
Shares of beneficial interest outstanding	28,267,019
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$1,776,455,677	21,318,994	$83.33
Service Class	550,254,809	6,948,025	79.20
See Notes to Financial Statements
6

MFS Growth Series
Financial Statements	Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/21
Net investment income (loss)
Income
Dividends	$4,496,107
Other	22,306
Dividends from affiliated issuers	3,519
Foreign taxes withheld	(19,166)
Total investment income	$4,502,766
Expenses
Management fee	$7,655,046
Distribution and/or service fees	648,852
Shareholder servicing costs	32,412
Administrative services fee	146,101
Independent Trustees' compensation	16,646
Custodian fee	50,110
Shareholder communications	48,442
Audit and tax fees	30,661
Legal fees	7,731
Miscellaneous	24,915
Total expenses	$8,660,916
Reduction of expenses by investment adviser	(131,564)
Net expenses	$8,529,352
Net investment income (loss)	$(4,026,586)
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$100,806,502
Foreign currency	443
Net realized gain (loss)	$100,806,945
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$176,125,151
Translation of assets and liabilities in foreign currencies	(187)
Net unrealized gain (loss)	$176,124,964
Net realized and unrealized gain (loss)	$276,931,909
Change in net assets from operations	$272,905,323
See Notes to Financial Statements
7

MFS Growth Series
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/21 (unaudited)	12/31/20
Change in net assets
From operations
Net investment income (loss)	$(4,026,586)	$(5,258,847)
Net realized gain (loss)	100,806,945	321,361,876
Net unrealized gain (loss)	176,124,964	234,350,980
Change in net assets from operations	$272,905,323	$550,454,009
Total distributions to shareholders	$—	$(127,591,165)
Change in net assets from fund share transactions	$(141,624,408)	$(95,720,771)
Total change in net assets	$131,280,915	$327,142,073
Net assets
At beginning of period	2,195,429,571	1,868,287,498
At end of period	$2,326,710,486	$2,195,429,571
See Notes to Financial Statements
8

MFS Growth Series
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/21 (unaudited)	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$73.81	$59.40	$47.01	$48.90	$38.76	$40.17
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.12)	$(0.14)	$(0.04)	$0.00(w)	$0.06	$0.05(c)
Net realized and unrealized gain (loss)	9.64	18.88	17.53	1.81	11.95	1.01
Total from investment operations	$9.52	$18.74	$17.49	$1.81	$12.01	$1.06
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$(0.05)	$(0.05)	$(0.02)
From net realized gain	—	(4.33)	(5.10)	(3.65)	(1.82)	(2.45)
Total distributions declared to shareholders	$—	$(4.33)	$(5.10)	$(3.70)	$(1.87)	$(2.47)
Net asset value, end of period (x)	$83.33	$73.81	$59.40	$47.01	$48.90	$38.76
Total return (%) (k)(r)(s)(x)	12.90(n)	31.86	38.15	2.67	31.40	2.44(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.73(a)	0.74	0.74	0.75	0.76	0.75(c)
Expenses after expense reductions (f)	0.72(a)	0.72	0.73	0.74	0.75	0.74(c)
Net investment income (loss)	(0.31)(a)	(0.21)	(0.06)	0.00(w)	0.13	0.12(c)
Portfolio turnover	7(n)	29	11	15	14	24
Net assets at end of period (000 omitted)	$1,776,456	$1,681,327	$1,467,280	$1,226,217	$1,332,128	$1,179,822

See Notes to Financial Statements
9

MFS Growth Series
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/21 (unaudited)	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$70.23	$56.82	$45.26	$47.27	$37.57	$39.09
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.20)	$(0.29)	$(0.17)	$(0.13)	$(0.05)	$(0.05)(c)
Net realized and unrealized gain (loss)	9.17	18.03	16.83	1.77	11.57	0.98
Total from investment operations	$8.97	$17.74	$16.66	$1.64	$11.52	$0.93
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$—	$—
From net realized gain	—	(4.33)	(5.10)	(3.65)	(1.82)	(2.45)
Total distributions declared to shareholders	$—	$(4.33)	$(5.10)	$(3.65)	$(1.82)	$(2.45)
Net asset value, end of period (x)	$79.20	$70.23	$56.82	$45.26	$47.27	$37.57
Total return (%) (k)(r)(s)(x)	12.77(n)	31.54	37.78	2.41	31.08	2.18(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.98(a)	0.99	0.99	1.00	1.01	1.00(c)
Expenses after expense reductions (f)	0.97(a)	0.97	0.98	0.99	1.00	0.99(c)
Net investment income (loss)	(0.56)(a)	(0.46)	(0.31)	(0.25)	(0.12)	(0.13)(c)
Portfolio turnover	7(n)	29	11	15	14	24
Net assets at end of period (000 omitted)	$550,255	$514,102	$401,008	$287,412	$289,733	$235,869
(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(w)	Per share amount was less than $0.01 and total return or ratio was less than 0.01%, as applicable.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
10

MFS Growth Series
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Growth Series (the fund) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Certain of the fund's investments, derivatives, debt and other contracts may be based on reference interest rates such as the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, derivatives, debt and other contracts that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to disregard the GAAP accounting requirements around certain contract modifications resulting from the LIBOR transition such that for contracts considered in scope, the fund can account for those modified contracts as a continuation of the existing contracts.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally
11

MFS Growth Series
Notes to Financial Statements (unaudited) - continued
traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$2,305,044,659	$—	$—	$2,305,044,659
Mutual Funds	202	—	—	202
Total	$2,305,044,861	$—	$—	$2,305,044,861
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any,
12

MFS Growth Series
Notes to Financial Statements (unaudited) - continued
have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/20
Long-term capital gains	$127,591,165
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/21
Cost of investments	$768,479,803
Gross appreciation	1,542,851,724
Gross depreciation	(6,286,666)
Net unrealized appreciation (depreciation)	$1,536,565,058
As of 12/31/20
Undistributed ordinary income	1,658,165
Undistributed long-term capital gain	315,481,466
Other temporary differences	63
Net unrealized appreciation (depreciation)	1,360,439,907
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/21	Year ended 12/31/20
Initial Class	$—	$97,613,169
Service Class	—	29,977,996
Total	$—	$127,591,165
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.75%
In excess of $1 billion	0.65%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. For the six months ended June 30, 2021, this management fee reduction amounted to $131,564, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2021 was equivalent to an annual effective rate of 0.68% of the fund's average daily net assets.
13

MFS Growth Series
Notes to Financial Statements (unaudited) - continued
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2021, the fee was $31,011, which equated to 0.0028% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2021, these costs amounted to $1,401.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2021 was equivalent to an annual effective rate of 0.0133% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended June 30, 2021, the fund engaged in purchase transactions pursuant to this policy, which amounted to $50,656.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended June 30, 2021, this reimbursement amounted to $22,051, which is included in “Other” income in the Statement of Operations.
(4)  Portfolio Securities
For the six months ended June 30, 2021, purchases and sales of investments, other than short-term obligations, aggregated $162,292,087 and $315,400,310, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/21		Year ended 12/31/20
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	623,940	$46,751,381	1,476,731	$92,793,470
Service Class	475,426	34,067,226	1,452,278	89,443,781
	1,099,366	$80,818,607	2,929,009	$182,237,251
14

MFS Growth Series
Notes to Financial Statements (unaudited) - continued
	Six months ended 6/30/21		Year ended 12/31/20
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	1,364,516	$96,648,663
Service Class	—	—	444,382	29,977,996
	—	$—	1,808,898	$126,626,659
Shares reacquired
Initial Class	(2,085,335)	$(160,570,194)	(4,764,482)	$(305,550,308)
Service Class	(847,326)	(61,872,821)	(1,633,664)	(99,034,373)
	(2,932,661)	$(222,443,015)	(6,398,146)	$(404,584,681)
Net change
Initial Class	(1,461,395)	$(113,818,813)	(1,923,235)	$(116,108,175)
Service Class	(371,900)	(27,805,595)	262,996	20,387,404
	(1,833,295)	$(141,624,408)	(1,660,239)	$(95,720,771)
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Growth Allocation Portfolio, and the MFS Conservative Allocation Portfolio were the owners of record of approximately 6%, 2%, and 1%, respectively, of the value of outstanding voting shares of the fund.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit of which $1 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2021, the fund’s commitment fee and interest expense were $4,518 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$18,169,621	$153,313,864	$171,483,283	$—	$—	$202
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$3,519	$—
(8)  Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple
15

MFS Growth Series
Notes to Financial Statements (unaudited) - continued
surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.
16

MFS Growth Series
Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its April 2021 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2020 to December 31, 2020 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
17

MFS Growth Series
Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at  mfs.com/vit1 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
FURTHER INFORMATION
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/vit1 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
18

Semiannual Report
June 30, 2021
MFS®  Investors Trust Series
MFS® Variable Insurance Trust
VGI-SEM

MFS® Investors Trust Series
The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK OR CREDIT UNION GUARANTEE  •
NOT A DEPOSIT  •  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Investors Trust Series
LETTER FROM THE CEO
Dear Contract Owners:
After experiencing dramatic swings in the early days of the coronavirus pandemic, global equity markets have performed strongly over the past year. Though the speedy development of vaccines brightened the economic and market outlook, uncertainty remains as new variants of the virus appear, and questions persist over how fast vaccines can be made widely available in the developing world.
Global central banks have taken aggressive steps to cushion the economic and market fallout related to the virus, and governments are deploying unprecedented levels of fiscal support. Having passed a $1.9 trillion stimulus package in March, the U.S. Congress could approve additional stimulus later this year, some of it focused on infrastructure. Along with extraordinary government expenditures, pent-up consumer demand fueled a surge in economic activity as coronavirus restrictions were eased, pushing up inflation, at least temporarily. Markets initially reacted by pushing up yields on global government bonds, though some of the rate rise has since been corrected.
A spirited debate is underway among investors over whether the current price pressures will persist or prove to be temporary, caused by pandemic-induced bottlenecks. The policy measures put in place to counteract the pandemic's effects have helped build a supportive environment and are encouraging economic recovery; however, if markets disconnect from fundamentals, they can sow the seeds of instability. As such, recent dramatic increases in speculative trading in cryptocurrencies, special purpose acquisition companies (SPACs), and the like bear watching.
In the aftermath of the crisis, we could see societal changes as households, businesses, and governments adjust to a new reality, and any such alterations could affect the investment landscape. For investors, events such as the COVID-19 outbreak demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating the increasing complexity of global markets and economies. Guided by our long-term philosophy and adhering to our commitment to sustainable investing, we tune out the noise and aim to uncover what we believe are the best, most durable investment opportunities in the market. Our unique global investment platform combines collective expertise, long-term discipline, and thoughtful risk management to create sustainable value for investors.
Respectfully,
Michael W. Roberge
Chief Executive Officer
MFS Investment Management
August 13, 2021
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

MFS Investors Trust Series
Portfolio Composition
Portfolio structure
Top ten holdings
Microsoft Corp.	5.3%
Alphabet, Inc., “A”	4.9%
JPMorgan Chase & Co.	2.6%
Bank of America Corp.	2.4%
Apple, Inc.	2.3%
Visa, Inc., “A”	2.2%
Facebook, Inc., “A”	2.2%
Johnson & Johnson	2.1%
American Tower Corp., REIT	2.1%
Honeywell International, Inc.	1.9%

GICS equity sectors (g)
Information Technology	23.8%
Health Care	17.4%
Communication Services	12.8%
Financial Services	12.0%
Consumer Discretionary	8.7%
Consumer Staples	7.7%
Industrials	7.7%
Real Estate	3.7%
Materials	3.7%
Energy	1.1%
Utilities	0.6%
(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of June 30, 2021.
The portfolio is actively managed and current holdings may be different.
2

MFS Investors Trust Series
Expense Table
Fund Expenses Borne by the Contract Holders during the Period,
January 1, 2021 through June 30, 2021
As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2021 through June 30, 2021.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight the fund's ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.
Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/21	Ending Account Value 6/30/21	Expenses Paid During Period (p) 1/01/21-6/30/21
Initial Class	Actual	0.79%	$1,000.00	$1,159.97	$4.23
	Hypothetical (h)	0.79%	$1,000.00	$1,020.88	$3.96
Service Class	Actual	1.03%	$1,000.00	$1,158.66	$5.51
	Hypothetical (h)	1.03%	$1,000.00	$1,019.69	$5.16
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class's annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
3

MFS Investors Trust Series
Portfolio of Investments − 6/30/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.2%
Aerospace & Defense – 3.0%
Honeywell International, Inc.	72,280	$ 15,854,618
Howmet Aerospace, Inc. (a)	69,037	2,379,705
Raytheon Technologies Corp.	76,571	6,532,272
		$24,766,595
Alcoholic Beverages – 2.5%
Diageo PLC	220,681	$ 10,565,326
Pernod Ricard S.A.	42,832	9,507,523
		$20,072,849
Apparel Manufacturers – 2.4%
LVMH Moet Hennessy Louis Vuitton SE	15,346	$ 12,033,359
NIKE, Inc., “B”	50,930	7,868,176
		$19,901,535
Biotechnology – 1.9%
Illumina, Inc. (a)	14,333	$ 6,782,519
Vertex Pharmaceuticals, Inc. (a)	44,806	9,034,234
		$15,816,753
Brokerage & Asset Managers – 3.2%
Blackstone Group, Inc.	71,801	$ 6,974,749
Charles Schwab Corp.	87,306	6,356,750
NASDAQ, Inc.	73,737	12,962,965
		$26,294,464
Business Services – 4.7%
Accenture PLC, “A”	32,311	$ 9,524,959
Amdocs Ltd.	116,836	9,038,433
Fidelity National Information Services, Inc.	97,549	13,819,767
Fiserv, Inc. (a)	56,402	6,028,810
		$38,411,969
Cable TV – 2.4%
Cable One, Inc.	2,408	$ 4,606,047
Comcast Corp., “A”	266,708	15,207,690
		$19,813,737
Chemicals – 0.7%
PPG Industries, Inc.	31,951	$ 5,424,321
Computer Software – 8.3%
Adobe Systems, Inc. (a)	24,847	$ 14,551,397
Microsoft Corp.	160,424	43,458,862
salesforce.com, inc. (a)	40,716	9,945,697
		$67,955,956
Computer Software - Systems – 2.3%
Apple, Inc.	136,039	$ 18,631,902
Construction – 1.6%
Masco Corp.	76,383	$ 4,499,723
Sherwin-Williams Co.	30,890	8,415,980
		$12,915,703
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 2.4%
Colgate-Palmolive Co.	97,561	$ 7,936,587
Estee Lauder Cos., Inc., “A”	15,390	4,895,251
Kimberly-Clark Corp.	48,071	6,430,939
		$19,262,777
Containers – 1.2%
Crown Holdings, Inc.	95,541	$ 9,765,246
Electrical Equipment – 3.6%
AMETEK, Inc.	55,621	$ 7,425,404
Fortive Corp.	90,006	6,277,018
Johnson Controls International PLC	108,149	7,422,266
TE Connectivity Ltd.	59,483	8,042,696
		$29,167,384
Electronics – 3.4%
Analog Devices, Inc.	51,792	$ 8,916,511
Applied Materials, Inc.	36,931	5,258,974
Texas Instruments, Inc.	72,281	13,899,636
		$28,075,121
Energy - Independent – 0.8%
ConocoPhillips	111,556	$ 6,793,760
Food & Beverages – 1.8%
Danone S.A.	125,477	$ 8,833,328
Mondelez International, Inc.	93,717	5,851,690
		$14,685,018
Forest & Paper Products – 0.3%
Rayonier, Inc., REIT	63,898	$ 2,295,855
General Merchandise – 1.1%
Dollar General Corp.	41,915	$ 9,069,987
Health Maintenance Organizations – 0.9%
Cigna Corp.	29,401	$ 6,970,095
Insurance – 0.9%
Chubb Ltd.	46,227	$ 7,347,319
Internet – 8.8%
Alphabet, Inc., “A” (a)	16,378	$ 39,991,637
Alphabet, Inc., “C” (a)	5,711	14,313,593
Facebook, Inc., “A” (a)	51,352	17,855,604
		$72,160,834
Leisure & Toys – 1.5%
Electronic Arts, Inc.	84,945	$ 12,217,639
Major Banks – 6.8%
Bank of America Corp.	478,514	$ 19,729,132
Goldman Sachs Group, Inc.	37,696	14,306,763
JPMorgan Chase & Co.	138,340	21,517,404
		$55,553,299

4

MFS Investors Trust Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical & Health Technology & Services – 2.0%
ICON PLC (a)	21,605	$ 4,465,970
PRA Health Sciences, Inc. (a)	70,329	11,619,054
		$16,085,024
Medical Equipment – 6.8%
Becton, Dickinson and Co.	53,559	$ 13,025,013
Danaher Corp.	44,211	11,864,464
Medtronic PLC	126,380	15,687,550
Thermo Fisher Scientific, Inc.	29,477	14,870,262
		$55,447,289
Natural Gas - Pipeline – 0.3%
Enterprise Products Partners LP	98,946	$ 2,387,567
Network & Telecom – 1.3%
Equinix, Inc., REIT	13,377	$ 10,736,380
Other Banks & Diversified Financials – 5.2%
Mastercard, Inc., “A”	41,861	$ 15,283,032
Truist Financial Corp.	163,069	9,050,330
Visa, Inc., “A”	77,346	18,085,042
		$42,418,404
Pharmaceuticals – 5.9%
Eli Lilly & Co.	48,673	$ 11,171,427
Johnson & Johnson	105,081	17,311,044
Merck & Co., Inc.	147,615	11,480,019
Zoetis, Inc.	41,740	7,778,666
		$47,741,156
Railroad & Shipping – 1.3%
Canadian National Railway Co.	96,596	$ 10,192,810
Restaurants – 0.7%
Starbucks Corp.	50,090	$ 5,600,563
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Chemicals – 0.8%
DuPont de Nemours, Inc.	83,839	$ 6,489,977
Specialty Stores – 5.6%
Costco Wholesale Corp.	21,954	$ 8,686,539
Home Depot, Inc.	37,859	12,072,857
Target Corp.	59,556	14,397,067
Tractor Supply Co.	54,569	10,153,108
		$45,309,571
Telecommunications - Wireless – 2.1%
American Tower Corp., REIT	63,607	$ 17,182,795
Trucking – 0.2%
Old Dominion Freight Line, Inc.	7,953	$ 2,018,471
Utilities - Electric Power – 0.5%
American Electric Power Co., Inc.	52,877	$ 4,472,866
Total Common Stocks (Identified Cost, $348,806,747)		$809,452,991
Investment Companies (h) – 0.8%
Money Market Funds – 0.8%
MFS Institutional Money Market Portfolio, 0.02% (v) (Identified Cost, $6,762,283)	6,762,283	$ 6,762,283
Other Assets, Less Liabilities – (0.0)%		(115,056)
Net Assets – 100.0%		$816,100,218

(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $6,762,283 and $809,452,991, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See Notes to Financial Statements
5

MFS Investors Trust Series
Financial Statements	Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/21 Assets
Investments in unaffiliated issuers, at value (identified cost, $348,806,747)	$809,452,991
Investments in affiliated issuers, at value (identified cost, $6,762,283)	6,762,283
Receivables for
Fund shares sold	118,826
Interest and dividends	535,595
Other assets	2,215
Total assets	$816,871,910
Liabilities
Payable to custodian	$21,266
Payables for
Fund shares reacquired	562,996
Payable to affiliates
Investment adviser	32,983
Administrative services fee	642
Shareholder servicing costs	461
Distribution and/or service fees	7,175
Accrued expenses and other liabilities	146,169
Total liabilities	$771,692
Net assets	$816,100,218
Net assets consist of
Paid-in capital	$277,189,665
Total distributable earnings (loss)	538,910,553
Net assets	$816,100,218
Shares of beneficial interest outstanding	19,452,753
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$292,483,466	6,894,721	$42.42
Service Class	523,616,752	12,558,032	41.70
See Notes to Financial Statements
6

MFS Investors Trust Series
Financial Statements	Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/21
Net investment income (loss)
Income
Dividends	$5,507,053
Income on securities loaned	9,652
Other	4,091
Dividends from affiliated issuers	1,187
Foreign taxes withheld	(71,707)
Total investment income	$5,450,276
Expenses
Management fee	$2,948,425
Distribution and/or service fees	632,648
Shareholder servicing costs	20,390
Administrative services fee	55,721
Independent Trustees' compensation	6,502
Custodian fee	19,825
Shareholder communications	35,252
Audit and tax fees	29,128
Legal fees	2,682
Miscellaneous	15,198
Total expenses	$3,765,771
Reduction of expenses by investment adviser	(46,989)
Net expenses	$3,718,782
Net investment income (loss)	$1,731,494
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$45,804,866
Foreign currency	(5,728)
Net realized gain (loss)	$45,799,138
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$69,382,316
Translation of assets and liabilities in foreign currencies	(1,242)
Net unrealized gain (loss)	$69,381,074
Net realized and unrealized gain (loss)	$115,180,212
Change in net assets from operations	$116,911,706
See Notes to Financial Statements
7

MFS Investors Trust Series
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/21 (unaudited)	12/31/20
Change in net assets
From operations
Net investment income (loss)	$1,731,494	$4,322,833
Net realized gain (loss)	45,799,138	25,229,917
Net unrealized gain (loss)	69,381,074	66,669,474
Change in net assets from operations	$116,911,706	$96,222,224
Total distributions to shareholders	$—	$(25,105,390)
Change in net assets from fund share transactions	$(66,756,982)	$(23,803,177)
Total change in net assets	$50,154,724	$47,313,657
Net assets
At beginning of period	765,945,494	718,631,837
At end of period	$816,100,218	$765,945,494
See Notes to Financial Statements
8

MFS Investors Trust Series
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/21 (unaudited)	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$36.57	$33.27	$27.05	$30.07	$25.57	$26.58
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.25	$0.25	$0.26	$0.22	$0.23(c)
Net realized and unrealized gain (loss)	5.73	4.26	8.08	(1.71)	5.62	2.01
Total from investment operations	$5.85	$4.51	$8.33	$(1.45)	$5.84	$2.24
Less distributions declared to shareholders
From net investment income	$—	$(0.21)	$(0.22)	$(0.20)	$(0.21)	$(0.24)
From net realized gain	—	(1.00)	(1.89)	(1.37)	(1.13)	(3.01)
Total distributions declared to shareholders	$—	$(1.21)	$(2.11)	$(1.57)	$(1.34)	$(3.25)
Net asset value, end of period (x)	$42.42	$36.57	$33.27	$27.05	$30.07	$25.57
Total return (%) (k)(r)(s)(x)	16.00(n)	13.87	31.58	(5.49)	23.35	8.59(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.80(a)	0.80	0.80	0.80	0.82	0.80(c)
Expenses after expense reductions (f)	0.79(a)	0.79	0.79	0.79	0.79	0.79(c)
Net investment income (loss)	0.60(a)	0.78	0.80	0.86	0.79	0.89(c)
Portfolio turnover	5(n)	19	18	16	18	20
Net assets at end of period (000 omitted)	$292,483	$269,852	$265,499	$231,900	$283,237	$270,796

See Notes to Financial Statements
9

MFS Investors Trust Series
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/21 (unaudited)	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$35.99	$32.77	$26.68	$29.69	$25.28	$26.30
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.17	$0.17	$0.18	$0.15	$0.16(c)
Net realized and unrealized gain (loss)	5.64	4.19	7.97	(1.68)	5.55	1.98
Total from investment operations	$5.71	$4.36	$8.14	$(1.50)	$5.70	$2.14
Less distributions declared to shareholders
From net investment income	$—	$(0.14)	$(0.16)	$(0.14)	$(0.16)	$(0.15)
From net realized gain	—	(1.00)	(1.89)	(1.37)	(1.13)	(3.01)
Total distributions declared to shareholders	$—	$(1.14)	$(2.05)	$(1.51)	$(1.29)	$(3.16)
Net asset value, end of period (x)	$41.70	$35.99	$32.77	$26.68	$29.69	$25.28
Total return (%) (k)(r)(s)(x)	15.87(n)	13.60	31.25	(5.71)	23.03	8.32(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.05(a)	1.05	1.05	1.05	1.07	1.04(c)
Expenses after expense reductions (f)	1.03(a)	1.04	1.04	1.04	1.04	1.04(c)
Net investment income (loss)	0.35(a)	0.53	0.55	0.62	0.55	0.64(c)
Portfolio turnover	5(n)	19	18	16	18	20
Net assets at end of period (000 omitted)	$523,617	$496,093	$453,132	$325,159	$318,611	$228,741
(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
10

MFS Investors Trust Series
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Investors Trust Series (the fund) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Certain of the fund's investments, derivatives, debt and other contracts may be based on reference interest rates such as the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, derivatives, debt and other contracts that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to disregard the GAAP accounting requirements around certain contract modifications resulting from the LIBOR transition such that for contracts considered in scope, the fund can account for those modified contracts as a continuation of the existing contracts.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally
11

MFS Investors Trust Series
Notes to Financial Statements (unaudited) - continued
traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$809,452,991	$—	$—	$809,452,991
Mutual Funds	6,762,283	—	—	6,762,283
Total	$816,215,274	$—	$—	$816,215,274
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2021, there were no securities on loan or collateral outstanding.
12

MFS Investors Trust Series
Notes to Financial Statements (unaudited) - continued
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals and partnership adjustments.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/20
Ordinary income (including any short-term capital gains)	$3,919,176
Long-term capital gains	21,186,214
Total distributions	$25,105,390
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/21
Cost of investments	$357,024,004
Gross appreciation	461,295,325
Gross depreciation	(2,104,055)
Net unrealized appreciation (depreciation)	$459,191,270
As of 12/31/20
Undistributed ordinary income	4,410,501
Undistributed long-term capital gain	25,400,697
Other temporary differences	2,229,658
Net unrealized appreciation (depreciation)	389,957,991
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
13

MFS Investors Trust Series
Notes to Financial Statements (unaudited) - continued
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/21	Year ended 12/31/20
Initial Class	$—	$9,047,272
Service Class	—	16,058,118
Total	$—	$25,105,390
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.75%
In excess of $1 billion and up to $2.5 billion	0.65%
In excess of $2.5 billion	0.60%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. For the six months ended June 30, 2021, this management fee reduction amounted to $46,989, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2021 was equivalent to an annual effective rate of 0.74% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.79% of average daily net assets for the Initial Class shares and 1.04% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2023. For the six months ended June 30, 2021, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2021, the fee was $19,583, which equated to 0.0050% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2021, these costs amounted to $807.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2021 was equivalent to an annual effective rate of 0.0142% of the fund's average daily net assets.
14

MFS Investors Trust Series
Notes to Financial Statements (unaudited) - continued
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended June 30, 2021, this reimbursement amounted to $3,994, which is included in “Other” income in the Statement of Operations.
(4)  Portfolio Securities
For the six months ended June 30, 2021, purchases and sales of investments, other than short-term obligations, aggregated $39,753,985 and $108,696,249, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/21		Year ended 12/31/20
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	68,665	$2,691,400	284,529	$8,347,359
Service Class	139,669	5,409,974	1,666,170	49,859,186
	208,334	$8,101,374	1,950,699	$58,206,545
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	267,829	$9,047,272
Service Class	—	—	482,660	16,058,118
	—	$—	750,489	$25,105,390
Shares reacquired
Initial Class	(552,264)	$(21,808,935)	(1,154,860)	$(37,139,929)
Service Class	(1,364,847)	(53,049,421)	(2,192,948)	(69,975,183)
	(1,917,111)	$(74,858,356)	(3,347,808)	$(107,115,112)
Net change
Initial Class	(483,599)	$(19,117,535)	(602,502)	$(19,745,298)
Service Class	(1,225,178)	(47,639,447)	(44,118)	(4,057,879)
	(1,708,777)	$(66,756,982)	(646,620)	$(23,803,177)
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit of which $1 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2021, the fund’s commitment fee and interest expense were $1,516 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
15

MFS Investors Trust Series
Notes to Financial Statements (unaudited) - continued
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$2,722,233	$65,180,538	$61,140,488	$—	$—	$6,762,283
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,187	$—
(8)  Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.
16

MFS Investors Trust Series
Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its April 2021 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2020 to December 31, 2020 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
17

MFS Investors Trust Series
Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at  mfs.com/vit1 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
FURTHER INFORMATION
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/vit1 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
18

Semiannual Report
June 30, 2021
MFS®  Mid Cap Growth Series
MFS® Variable Insurance Trust
VMG-SEM

MFS® Mid Cap Growth Series
The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK OR CREDIT UNION GUARANTEE  •
NOT A DEPOSIT  •  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Mid Cap Growth Series
LETTER FROM THE CEO
Dear Contract Owners:
After experiencing dramatic swings in the early days of the coronavirus pandemic, global equity markets have performed strongly over the past year. Though the speedy development of vaccines brightened the economic and market outlook, uncertainty remains as new variants of the virus appear, and questions persist over how fast vaccines can be made widely available in the developing world.
Global central banks have taken aggressive steps to cushion the economic and market fallout related to the virus, and governments are deploying unprecedented levels of fiscal support. Having passed a $1.9 trillion stimulus package in March, the U.S. Congress could approve additional stimulus later this year, some of it focused on infrastructure. Along with extraordinary government expenditures, pent-up consumer demand fueled a surge in economic activity as coronavirus restrictions were eased, pushing up inflation, at least temporarily. Markets initially reacted by pushing up yields on global government bonds, though some of the rate rise has since been corrected.
A spirited debate is underway among investors over whether the current price pressures will persist or prove to be temporary, caused by pandemic-induced bottlenecks. The policy measures put in place to counteract the pandemic's effects have helped build a supportive environment and are encouraging economic recovery; however, if markets disconnect from fundamentals, they can sow the seeds of instability. As such, recent dramatic increases in speculative trading in cryptocurrencies, special purpose acquisition companies (SPACs), and the like bear watching.
In the aftermath of the crisis, we could see societal changes as households, businesses, and governments adjust to a new reality, and any such alterations could affect the investment landscape. For investors, events such as the COVID-19 outbreak demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating the increasing complexity of global markets and economies. Guided by our long-term philosophy and adhering to our commitment to sustainable investing, we tune out the noise and aim to uncover what we believe are the best, most durable investment opportunities in the market. Our unique global investment platform combines collective expertise, long-term discipline, and thoughtful risk management to create sustainable value for investors.
Respectfully,
Michael W. Roberge
Chief Executive Officer
MFS Investment Management
August 13, 2021
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

MFS Mid Cap Growth Series
Portfolio Composition
Portfolio structure
Top ten holdings
Cadence Design Systems, Inc.	2.9%
Bright Horizons Family Solutions, Inc.	2.6%
PerkinElmer, Inc.	2.5%
Monolithic Power Systems, Inc.	2.5%
Take-Two Interactive Software, Inc.	2.4%
MSCI, Inc.	2.2%
Match Group, Inc.	2.1%
Verisk Analytics, Inc., “A”	2.1%
Copart, Inc.	2.0%
AMETEK, Inc.	1.9%
GICS equity sectors (g)
Information Technology	25.0%
Health Care	19.5%
Industrials	18.9%
Consumer Discretionary	15.6%
Communication Services	7.5%
Financials	6.9%
Materials	3.3%
Real Estate	2.2%
Consumer Staples	0.3%

(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
(o)	Less than 0.1%.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.
Percentages are based on net assets as of June 30, 2021.
The portfolio is actively managed and current holdings may be different.
2

MFS Mid Cap Growth Series
Expense Table
Fund Expenses Borne by the Contract Holders during the Period,
January 1, 2021 through June 30, 2021
As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2021 through June 30, 2021.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight the fund's ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.
Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/21	Ending Account Value 6/30/21	Expenses Paid During Period (p) 1/01/21-6/30/21
Initial Class	Actual	0.79%	$1,000.00	$1,053.01	$4.02
	Hypothetical (h)	0.79%	$1,000.00	$1,020.88	$3.96
Service Class	Actual	1.04%	$1,000.00	$1,052.04	$5.29
	Hypothetical (h)	1.04%	$1,000.00	$1,019.64	$5.21
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class's annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
3

MFS Mid Cap Growth Series
Portfolio of Investments − 6/30/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.2%
Aerospace & Defense – 0.9%
Howmet Aerospace, Inc. (a)	119,531	$ 4,120,234
Automotive – 2.2%
Copart, Inc. (a)	61,320	$ 8,083,816
LKQ Corp. (a)	30,064	1,479,750
		$9,563,566
Biotechnology – 1.2%
Adaptive Biotechnologies Corp. (a)	36,512	$ 1,491,880
Alnylam Pharmaceuticals, Inc. (a)	15,600	2,644,512
Exelixis, Inc. (a)	54,051	984,809
		$5,121,201
Brokerage & Asset Managers – 2.3%
NASDAQ, Inc.	38,257	$ 6,725,581
Tradeweb Markets, Inc.	41,236	3,486,916
		$10,212,497
Business Services – 10.3%
Clarivate PLC (a)	245,542	$ 6,759,771
CoStar Group, Inc. (a)	64,154	5,313,234
Equifax, Inc.	23,946	5,735,306
Global Payments, Inc.	11,332	2,125,203
IHS Markit Ltd.	9,734	1,096,632
MSCI, Inc.	20,469	10,911,615
Paysafe Ltd. (a)	64,996	787,102
Tyler Technologies, Inc. (a)	12,589	5,694,886
Verisk Analytics, Inc., “A”	41,058	7,173,654
		$45,597,403
Cable TV – 0.5%
Cable One, Inc.	1,042	$ 1,993,148
Computer Software – 12.0%
Autodesk, Inc. (a)	20,752	$ 6,057,509
Black Knight, Inc. (a)	63,115	4,921,708
Bumble, Inc., “A” (a)	32,587	1,877,011
Cadence Design Systems, Inc. (a)	68,738	9,404,733
Coupa Software, Inc. (a)	8,765	2,297,394
DocuSign, Inc. (a)	12,143	3,394,818
Dragoneer Growth Opportunities Corp. (a)(zz)	55,215	573,684
Dragoneer Growth Opportunities Corp. (PIPE) (a)(u)(w)(z)	13,884	132,962
Dragoneer Growth Opportunities Corp. (SPAC) (a)(zz)	23,803	237,078
Dun & Bradstreet Holdings, Inc. (a)	112,849	2,411,583
Eventbrite, Inc. (a)	78,407	1,489,733
Everbridge, Inc. (a)	20,810	2,831,825
Okta, Inc. (a)	14,049	3,437,509
Paylocity Holding Corp. (a)	21,003	4,007,372
Qualtrics International, “A” (a)	20,776	794,682
RingCentral, Inc. (a)	10,083	2,929,918
Synopsys, Inc. (a)	18,391	5,072,054
Topicus.com, Inc. (a)	5,940	431,508
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – continued
Unity Software, Inc. (a)	4,220	$ 463,483
		$52,766,564
Computer Software - Systems – 7.3%
Constellation Software, Inc.	3,094	$ 4,685,952
NICE Systems Ltd., ADR (a)	24,808	6,138,988
ServiceNow, Inc. (a)	7,878	4,329,355
Square, Inc., “A” (a)	19,373	4,723,137
SS&C Technologies Holdings, Inc.	29,443	2,121,663
TransUnion	63,879	7,014,553
Wix.com Ltd. (a)	11,166	3,241,266
		$32,254,914
Construction – 5.1%
AZEK Co. LLC (a)	49,812	$ 2,115,018
Builders FirstSource, Inc. (a)	60,581	2,584,385
Lennox International, Inc.	10,702	3,754,262
Pool Corp.	15,508	7,112,899
Vulcan Materials Co.	38,542	6,709,006
		$22,275,570
Consumer Products – 1.2%
Scotts Miracle-Gro Co.	27,197	$ 5,219,648
Consumer Services – 2.7%
Bright Horizons Family Solutions, Inc. (a)	57,097	$ 8,399,540
Peloton Interactive, Inc., “A” (a)	28,756	3,566,319
		$11,965,859
Containers – 0.6%
Ball Corp.	33,046	$ 2,677,387
Electrical Equipment – 2.7%
AMETEK, Inc.	66,732	$ 8,908,722
Littlefuse, Inc.	11,345	2,890,592
		$11,799,314
Electronics – 5.9%
ASM International N.V.	9,422	$ 3,094,682
Entegris, Inc.	58,435	7,185,752
MKS Instruments, Inc.	21,244	3,780,370
Monolithic Power Systems, Inc.	28,108	10,496,933
Silicon Laboratories, Inc. (a)	10,677	1,636,250
		$26,193,987
Food & Beverages – 0.3%
Oatly Group AB, ADR (a)	62,513	$ 1,529,068
Gaming & Lodging – 2.5%
Caesars Entertainment, Inc. (a)	30,835	$ 3,199,131
DraftKings, Inc. (a)	18,174	948,138
Penn National Gaming, Inc. (a)	31,686	2,423,662
Red Rock Resorts, Inc. (a)	66,485	2,825,613
Vail Resorts, Inc. (a)	4,637	1,467,703
		$10,864,247

4

MFS Mid Cap Growth Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
General Merchandise – 0.7%
Five Below, Inc. (a)	15,393	$ 2,975,005
Insurance – 1.7%
Arthur J. Gallagher & Co.	52,654	$ 7,375,772
Internet – 3.4%
IAC/InterActiveCorp (a)	24,700	$ 3,807,999
Match Group, Inc. (a)	57,889	9,334,601
Vimeo, Inc. (a)	40,099	1,964,851
		$15,107,451
Leisure & Toys – 2.6%
Electronic Arts, Inc.	13,668	$ 1,965,868
Roblox Corp., “A” (a)	17,324	1,558,814
Take-Two Interactive Software, Inc. (a)	44,038	7,795,607
		$11,320,289
Machinery & Tools – 1.7%
IDEX Corp.	29,505	$ 6,492,575
Roper Technologies, Inc.	1,773	833,665
		$7,326,240
Medical & Health Technology & Services – 6.0%
Charles River Laboratories International, Inc. (a)	28,444	$ 10,522,005
Guardant Health, Inc. (a)	21,072	2,616,932
HealthEquity, Inc. (a)	12,696	1,021,774
ICON PLC (a)	29,122	6,019,809
IDEXX Laboratories, Inc. (a)	6,360	4,016,658
LifeStance Health Group, Inc. (a)	34,162	951,753
Quest Diagnostics, Inc.	8,353	1,102,345
		$26,251,276
Medical Equipment – 11.9%
Agilent Technologies, Inc.	34,565	$ 5,109,052
Align Technology, Inc. (a)	7,925	4,842,175
Bio-Techne Corp.	17,272	7,776,891
Maravai Lifesciences Holdings, Inc., “A” (a)	69,040	2,881,039
Masimo Corp. (a)	19,471	4,720,744
Mettler-Toledo International, Inc. (a)	1,417	1,963,027
PerkinElmer, Inc.	71,888	11,100,226
STERIS PLC	39,754	8,201,250
West Pharmaceutical Services, Inc.	16,588	5,956,751
		$52,551,155
Network & Telecom – 0.9%
CoreSite Realty Corp., REIT	29,825	$ 4,014,445
Other Banks & Diversified Financials – 0.4%
Altimeter Growth Corp. (a)	65,079	$ 800,472
Altimeter Growth Corp. 2 (a)	60,282	617,890
Catalyst Partners Acquisition Corp. (a)	41,381	415,465
		$1,833,827
Pharmaceuticals – 0.5%
Ascendis Pharma (a)	16,732	$ 2,201,095
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pollution Control – 0.5%
Waste Connections, Inc.	20,112	$ 2,401,976
Printing & Publishing – 1.6%
Warner Music Group Corp.	31,256	$ 1,126,466
Wolters Kluwer N.V.	58,357	5,862,355
		$6,988,821
Railroad & Shipping – 0.6%
Kansas City Southern Co.	9,583	$ 2,715,535
Real Estate – 0.5%
Extra Space Storage, Inc., REIT	13,882	$ 2,274,149
Restaurants – 2.1%
Chipotle Mexican Grill, Inc., “A” (a)	3,371	$ 5,226,196
Domino's Pizza, Inc.	8,815	4,112,109
		$9,338,305
Specialty Stores – 5.6%
Burlington Stores, Inc. (a)	20,575	$ 6,624,944
Chewy, Inc., “A” (a)	34,711	2,766,814
Lululemon Athletica, Inc. (a)	13,246	4,834,393
O'Reilly Automotive, Inc. (a)	6,188	3,503,707
Petco Health & Wellness Co., Inc. (a)	18,468	413,868
Tractor Supply Co.	14,742	2,742,897
Ulta Beauty, Inc. (a)	11,369	3,931,059
		$24,817,682
Telecommunications - Wireless – 0.8%
SBA Communications Corp., REIT	10,943	$ 3,487,534
Total Common Stocks (Identified Cost, $210,732,899)		$437,135,164
	Strike Price	First Exercise
Warrants – 0.0%
Business Services – 0.0%
Paysafe Ltd. (1 share for 1 warrant, Expiration 12/31/28) (a) (Identified Cost, $74,706)	$11.50	4/16/21	22,336	$ 79,963

Investment Companies (h) – 0.1%
Money Market Funds – 0.1%
MFS Institutional Money Market Portfolio, 0.02% (v) (Identified Cost, $303,151)	303,151	$ 303,151
Other Assets, Less Liabilities – 0.7%		3,108,568
Net Assets – 100.0%		$440,626,846

5

MFS Mid Cap Growth Series
Portfolio of Investments (unaudited) – continued
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $303,151 and $437,215,127, respectively.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy. For further information about the fund’s level 3 holdings, please see Note 2 in the Notes to Financial Statements.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
Dragoneer Growth Opportunities Corp. (PIPE)	2/02/21	$138,840	$132,962
% of Net assets			0.0%

(zz)	Securities subject to a restriction on resale.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
PIPE	Private Investment in Public Equity
REIT	Real Estate Investment Trust
SPAC	Special Purpose Acquisition Company
See Notes to Financial Statements
6

MFS Mid Cap Growth Series
Financial Statements	Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/21 Assets
Investments in unaffiliated issuers, at value (identified cost, $210,807,605)	$437,215,127
Investments in affiliated issuers, at value (identified cost, $303,151)	303,151
Cash	138,840
Receivables for
Investments sold	4,204,055
Fund shares sold	209,744
Interest and dividends	127,394
Other assets	1,253
Total assets	$442,199,564
Liabilities
Payables for
Fund shares reacquired	$1,344,897
When-issued investments purchased	138,840
Payable to affiliates
Investment adviser	17,909
Administrative services fee	376
Shareholder servicing costs	261
Distribution and/or service fees	1,864
Accrued expenses and other liabilities	68,571
Total liabilities	$1,572,718
Net assets	$440,626,846
Net assets consist of
Paid-in capital	$99,362,582
Total distributable earnings (loss)	341,264,264
Net assets	$440,626,846
Shares of beneficial interest outstanding	34,095,831
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$305,283,432	22,939,937	$13.31
Service Class	135,343,414	11,155,894	12.13
See Notes to Financial Statements
7

MFS Mid Cap Growth Series
Financial Statements	Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/21
Net investment income (loss)
Income
Dividends	$788,521
Other	7,831
Income on securities loaned	1,313
Dividends from affiliated issuers	793
Foreign taxes withheld	(14,705)
Total investment income	$783,753
Expenses
Management fee	$1,611,288
Distribution and/or service fees	161,016
Shareholder servicing costs	11,692
Administrative services fee	32,919
Independent Trustees' compensation	4,196
Custodian fee	13,492
Shareholder communications	11,391
Audit and tax fees	29,711
Legal fees	1,592
Miscellaneous	13,381
Total expenses	$1,890,678
Reduction of expenses by investment adviser	(25,629)
Net expenses	$1,865,049
Net investment income (loss)	$(1,081,296)
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$28,525,501
Foreign currency	1,600
Net realized gain (loss)	$28,527,101
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(4,710,903)
Translation of assets and liabilities in foreign currencies	(1,676)
Net unrealized gain (loss)	$(4,712,579)
Net realized and unrealized gain (loss)	$23,814,522
Change in net assets from operations	$22,733,226
See Notes to Financial Statements
8

MFS Mid Cap Growth Series
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/21 (unaudited)	12/31/20
Change in net assets
From operations
Net investment income (loss)	$(1,081,296)	$(1,271,494)
Net realized gain (loss)	28,527,101	88,862,036
Net unrealized gain (loss)	(4,712,579)	39,918,078
Change in net assets from operations	$22,733,226	$127,508,620
Total distributions to shareholders	$—	$(29,460,280)
Change in net assets from fund share transactions	$(25,939,318)	$(48,232,077)
Total change in net assets	$(3,206,092)	$49,816,263
Net assets
At beginning of period	443,832,938	394,016,675
At end of period	$440,626,846	$443,832,938
See Notes to Financial Statements
9

MFS Mid Cap Growth Series
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/21 (unaudited)	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$12.64	$9.96	$8.23	$9.51	$7.96	$8.21
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.03)	$(0.03)	$(0.01)	$(0.02)	$(0.01)	$0.01(c)
Net realized and unrealized gain (loss)	0.70	3.53	3.10	0.39	2.11	0.41
Total from investment operations	$0.67	$3.50	$3.09	$0.37	$2.10	$0.42
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$(0.01)	$—
From net realized gain	—	(0.82)	(1.36)	(1.65)	(0.54)	(0.67)
Total distributions declared to shareholders	$—	$(0.82)	$(1.36)	$(1.65)	$(0.55)	$(0.67)
Net asset value, end of period (x)	$13.31	$12.64	$9.96	$8.23	$9.51	$7.96
Total return (%) (k)(r)(s)(x)	5.30(n)	36.48	38.66	1.24	27.00	4.91(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.81(a)	0.81	0.81	0.81	0.81	0.75(c)
Expenses after expense reductions (f)	0.79(a)	0.80	0.80	0.80	0.80	0.74(c)
Net investment income (loss)	(0.43)(a)	(0.26)	(0.07)	(0.18)	(0.15)	0.15(c)
Portfolio turnover	11(n)	40	17	21	32	37
Net assets at end of period (000 omitted)	$305,283	$311,988	$290,512	$247,614	$297,463	$294,226

See Notes to Financial Statements
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MFS Mid Cap Growth Series
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/21 (unaudited)	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$11.53	$9.17	$7.68	$8.99	$7.56	$7.85
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.04)	$(0.05)	$(0.03)	$(0.04)	$(0.03)	$(0.01)(c)
Net realized and unrealized gain (loss)	0.64	3.23	2.88	0.38	2.00	0.39
Total from investment operations	$0.60	$3.18	$2.85	$0.34	$1.97	$0.38
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$—	$—
From net realized gain	—	(0.82)	(1.36)	(1.65)	(0.54)	(0.67)
Total distributions declared to shareholders	$—	$(0.82)	$(1.36)	$(1.65)	$(0.54)	$(0.67)
Net asset value, end of period (x)	$12.13	$11.53	$9.17	$7.68	$8.99	$7.56
Total return (%) (k)(r)(s)(x)	5.20(n)	36.12	38.28	0.95	26.68	4.62(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.05(a)	1.06	1.06	1.06	1.06	0.99(c)
Expenses after expense reductions (f)	1.04(a)	1.05	1.05	1.05	1.05	0.99(c)
Net investment income (loss)	(0.68)(a)	(0.51)	(0.32)	(0.43)	(0.40)	(0.08)(c)
Portfolio turnover	11(n)	40	17	21	32	37
Net assets at end of period (000 omitted)	$135,343	$131,845	$103,504	$86,560	$100,052	$87,529
(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
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MFS Mid Cap Growth Series
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Mid Cap Growth Series (the fund) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Certain of the fund's investments, derivatives, debt and other contracts may be based on reference interest rates such as the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, derivatives, debt and other contracts that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to disregard the GAAP accounting requirements around certain contract modifications resulting from the LIBOR transition such that for contracts considered in scope, the fund can account for those modified contracts as a continuation of the existing contracts.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally
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MFS Mid Cap Growth Series
Notes to Financial Statements (unaudited) - continued
traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$396,244,763	$—	$132,962	$396,377,725
Israel	9,380,254	—	—	9,380,254
Netherlands	8,957,037	—	—	8,957,037
Canada	7,519,436	—	—	7,519,436
United Kingdom	6,759,771	—	—	6,759,771
Ireland	6,019,809	—	—	6,019,809
Denmark	2,201,095	—	—	2,201,095
Mutual Funds	303,151	—	—	303,151
Total	$437,385,316	$—	$132,962	$437,518,278
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 12/31/20	$—
Purchases	132,962
Balance as of 6/30/21	$132,962
At June 30, 2021, the fund held one level 3 security.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or
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MFS Mid Cap Growth Series
Notes to Financial Statements (unaudited) - continued
U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2021, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Some securities may be purchased or sold on an extended settlement basis, which means that the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. Interest income is recorded on the accrual basis.
Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may purchase or sell securities on a when-issued or delayed delivery basis. In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the normal settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased in the Statement of Assets and Liabilities. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. At the time that it enters into a when-issued or delayed delivery transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
14

MFS Mid Cap Growth Series
Notes to Financial Statements (unaudited) - continued
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/20
Ordinary income (including any short-term capital gains)	$1,520,227
Long-term capital gains	27,940,053
Total distributions	$29,460,280
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/21
Cost of investments	$211,793,785
Gross appreciation	227,350,008
Gross depreciation	(1,625,515)
Net unrealized appreciation (depreciation)	$225,724,493
As of 12/31/20
Undistributed ordinary income	1,059,807
Undistributed long-term capital gain	87,002,534
Other temporary differences	5,276
Net unrealized appreciation (depreciation)	230,463,421
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/21	Year ended 12/31/20
Initial Class	$—	$20,588,572
Service Class	—	8,871,708
Total	$—	$29,460,280
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.75%
In excess of $1 billion	0.70%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. For the six months ended June 30, 2021, this management fee reduction amounted to $25,629, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2021 was equivalent to an annual effective rate of 0.74% of the fund's average daily net assets.
15

MFS Mid Cap Growth Series
Notes to Financial Statements (unaudited) - continued
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2021, the fee was $11,178, which equated to 0.0052% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2021, these costs amounted to $514.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2021 was equivalent to an annual effective rate of 0.0153% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended June 30, 2021, the fund engaged in sale transactions pursuant to this policy, which amounted to $277,311. The sales transactions resulted in net realized gains (losses) of $165,250.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended June 30, 2021, this reimbursement amounted to $7,769, which is included in “Other” income in the Statement of Operations.
(4)  Portfolio Securities
For the six months ended June 30, 2021, purchases and sales of investments, other than short-term obligations, aggregated $45,097,224 and $73,291,308, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/21		Year ended 12/31/20
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	931,204	$11,748,058	2,228,807	$21,405,127
Service Class	1,431,727	16,460,623	3,158,059	30,335,847
	2,362,931	$28,208,681	5,386,866	$51,740,974
16

MFS Mid Cap Growth Series
Notes to Financial Statements (unaudited) - continued
	Six months ended 6/30/21		Year ended 12/31/20
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	1,877,652	$20,372,526
Service Class	—	—	895,228	8,871,708
	—	$—	2,772,880	$29,244,234
Shares reacquired
Initial Class	(2,680,957)	$(34,323,417)	(8,598,413)	$(91,175,151)
Service Class	(1,706,755)	(19,824,582)	(3,909,750)	(38,042,134)
	(4,387,712)	$(54,147,999)	(12,508,163)	$(129,217,285)
Net change
Initial Class	(1,749,753)	$(22,575,359)	(4,491,954)	$(49,397,498)
Service Class	(275,028)	(3,363,959)	143,537	1,165,421
	(2,024,781)	$(25,939,318)	(4,348,417)	$(48,232,077)
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Growth Allocation Portfolio, and the MFS Conservative Allocation Portfolio were the owners of record of approximately 23%, 8%, and 4%, respectively, of the value of outstanding voting shares of the fund.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit of which $1 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2021, the fund’s commitment fee and interest expense were $877 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$2,635,619	$36,192,135	$38,524,603	$—	$—	$303,151
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$793	$—
(8)  Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple
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MFS Mid Cap Growth Series
Notes to Financial Statements (unaudited) - continued
surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.
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MFS Mid Cap Growth Series
Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its April 2021 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2020 to December 31, 2020 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
19

MFS Mid Cap Growth Series
Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at  mfs.com/vit1 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
FURTHER INFORMATION
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/vit1 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
20

Semiannual Report
June 30, 2021
MFS®  New Discovery Series
MFS® Variable Insurance Trust
VND-SEM

MFS® New Discovery Series
The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK OR CREDIT UNION GUARANTEE  •
NOT A DEPOSIT  •  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS New Discovery Series
LETTER FROM THE CEO
Dear Contract Owners:
After experiencing dramatic swings in the early days of the coronavirus pandemic, global equity markets have performed strongly over the past year. Though the speedy development of vaccines brightened the economic and market outlook, uncertainty remains as new variants of the virus appear, and questions persist over how fast vaccines can be made widely available in the developing world.
Global central banks have taken aggressive steps to cushion the economic and market fallout related to the virus, and governments are deploying unprecedented levels of fiscal support. Having passed a $1.9 trillion stimulus package in March, the U.S. Congress could approve additional stimulus later this year, some of it focused on infrastructure. Along with extraordinary government expenditures, pent-up consumer demand fueled a surge in economic activity as coronavirus restrictions were eased, pushing up inflation, at least temporarily. Markets initially reacted by pushing up yields on global government bonds, though some of the rate rise has since been corrected.
A spirited debate is underway among investors over whether the current price pressures will persist or prove to be temporary, caused by pandemic-induced bottlenecks. The policy measures put in place to counteract the pandemic's effects have helped build a supportive environment and are encouraging economic recovery; however, if markets disconnect from fundamentals, they can sow the seeds of instability. As such, recent dramatic increases in speculative trading in cryptocurrencies, special purpose acquisition companies (SPACs), and the like bear watching.
In the aftermath of the crisis, we could see societal changes as households, businesses, and governments adjust to a new reality, and any such alterations could affect the investment landscape. For investors, events such as the COVID-19 outbreak demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating the increasing complexity of global markets and economies. Guided by our long-term philosophy and adhering to our commitment to sustainable investing, we tune out the noise and aim to uncover what we believe are the best, most durable investment opportunities in the market. Our unique global investment platform combines collective expertise, long-term discipline, and thoughtful risk management to create sustainable value for investors.
Respectfully,
Michael W. Roberge
Chief Executive Officer
MFS Investment Management
August 13, 2021
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

MFS New Discovery Series
Portfolio Composition
Portfolio structure
Top ten holdings
Rapid7, Inc.	2.0%
CACI International, Inc., “A”	2.0%
Nuvei Corp.	1.9%
Q2 Holdings, Inc.	1.8%
Advanced Energy Industries, Inc.	1.6%
Focus Financial Partners, “A”	1.5%
Leslie’s, Inc.	1.5%
CoreSite Realty Corp., REIT	1.5%
Everbridge, Inc.	1.4%
Ritchie Bros. Auctioneers, Inc.	1.4%

GICS equity sectors (g)
Information Technology	25.8%
Health Care	22.1%
Industrials	17.5%
Consumer Discretionary	12.7%
Financials	9.1%
Real Estate	4.5%
Materials	2.2%
Consumer Staples	2.0%
Communication Services	0.9%
Energy	0.1%
(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of June 30, 2021.
The portfolio is actively managed and current holdings may be different.
2

MFS New Discovery Series
Expense Table
Fund Expenses Borne by the Contract Holders during the Period,
January 1, 2021 through June 30, 2021
As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2021 through June 30, 2021.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight the fund's ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.
Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/21	Ending Account Value 6/30/21	Expenses Paid During Period (p) 1/01/21-6/30/21
Initial Class	Actual	0.87%	$1,000.00	$1,088.65	$4.51
	Hypothetical (h)	0.87%	$1,000.00	$1,020.48	$4.36
Service Class	Actual	1.12%	$1,000.00	$1,087.68	$5.80
	Hypothetical (h)	1.12%	$1,000.00	$1,019.24	$5.61
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class's annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
3

MFS New Discovery Series
Portfolio of Investments − 6/30/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 96.9%
Aerospace & Defense – 2.5%
CACI International, Inc., “A” (a)	87,257	$ 22,261,006
Kratos Defense & Security Solutions, Inc. (a)	180,125	5,131,761
		$27,392,767
Airlines – 1.2%
JetBlue Airways Corp. (a)	777,305	$ 13,043,178
Apparel Manufacturers – 1.4%
Skechers USA, Inc., “A” (a)	300,839	$ 14,990,807
Automotive – 0.5%
Visteon Corp. (a)	48,413	$ 5,855,068
Biotechnology – 5.7%
Abcam PLC (a)	437,518	$ 8,358,069
Adaptive Biotechnologies Corp. (a)	119,610	4,887,265
AlloVir, Inc. (a)	150,258	2,966,093
Amicus Therapeutics, Inc. (a)	299,955	2,891,566
Berkeley Lights, Inc. (a)	89,624	4,016,051
BioAtla, Inc. (a)	101,226	4,289,958
BioXcel Therapeutics, Inc. (a)	71,260	2,070,816
BridgeBio Pharma, Inc. (a)	107,099	6,528,755
Immunocore Holdings PLC, ADR (a)	23,070	900,884
Lyell Immunopharma, Inc. (a)	234,046	3,800,907
Morphosys AG, ADR (a)	56,980	1,096,865
Neurocrine Biosciences, Inc. (a)	34,755	3,382,357
Olink Holding AB (a)	116,674	4,015,919
Prelude Therapeutics, Inc. (a)	89,645	2,566,536
Recursion Pharmaceuticals, Inc. (a)	233,448	8,520,852
Sana Biotechnology, Inc. (a)	115,281	2,266,424
		$62,559,317
Brokerage & Asset Managers – 4.6%
Focus Financial Partners, “A” (a)	346,806	$ 16,820,091
GCM Grosvenor, Inc.	286,515	2,985,486
GCM Grosvenor, Inc. (PIPE) (a)(zz)	521,924	5,438,448
Hamilton Lane, Inc., “A”	83,371	7,596,766
TMX Group Ltd.	54,060	5,710,404
WisdomTree Investments, Inc.	1,946,145	12,066,099
		$50,617,294
Business Services – 11.1%
Endava PLC, ADR (a)	126,752	$ 14,371,142
EVO Payments, Inc., “A” (a)	518,897	14,394,203
ExlService Holdings, Inc. (a)	141,365	15,021,445
Keywords Studios PLC (a)	387,839	13,358,792
Nuvei Corp. (a)	260,080	21,456,600
Stamps.com, Inc. (a)	63,365	12,691,376
TaskUs, Inc., “A” (a)	169,702	5,810,596
TriNet Group, Inc. (a)	149,816	10,858,663
WNS (Holdings) Ltd., ADR (a)	185,109	14,784,656
		$122,747,473
Chemicals – 1.1%
Ingevity Corp. (a)	150,603	$ 12,253,060
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – 10.8%
8x8, Inc. (a)	341,831	$ 9,489,228
Alkami Technology, Inc. (a)	175,631	6,264,758
Avalara, Inc. (a)	30,344	4,909,659
DoubleVerify Holdings, Inc. (a)	245,646	10,400,652
Everbridge, Inc. (a)	115,647	15,737,244
nCino, Inc. (a)	116,311	6,969,355
Open Lending Corp., “A” (a)	260,398	11,220,550
Pagerduty, Inc. (a)	262,901	11,194,325
Paylocity Holding Corp. (a)	51,072	9,744,538
Ping Identity Holding Corp. (a)	358,857	8,217,825
Procore Technologies, Inc. (a)	64,844	6,156,938
VERTEX, Inc. (a)	628,992	13,800,084
Zendesk, Inc. (a)	38,060	5,493,580
		$119,598,736
Computer Software - Systems – 3.8%
Q2 Holdings, Inc. (a)	194,176	$ 19,918,574
Rapid7, Inc. (a)	239,110	22,626,979
		$42,545,553
Construction – 2.7%
AZEK Co. LLC (a)	324,070	$ 13,760,012
Latch, Inc. (a)	690,509	8,472,546
Trex Co., Inc. (a)	77,128	7,883,253
		$30,115,811
Consumer Services – 1.2%
Boyd Group Services, Inc.	38,169	$ 6,945,921
Bright Horizons Family Solutions, Inc. (a)	45,484	6,691,151
		$13,637,072
Containers – 1.2%
Gerresheimer AG	118,556	$ 13,108,879
Electrical Equipment – 3.7%
Advanced Drainage Systems, Inc.	59,485	$ 6,934,166
Generac Holdings, Inc. (a)	34,846	14,466,317
Littlefuse, Inc.	22,523	5,738,635
Sensata Technologies Holding PLC (a)	229,815	13,322,376
		$40,461,494
Electronics – 2.4%
Advanced Energy Industries, Inc.	156,559	$ 17,645,765
Silicon Laboratories, Inc. (a)	56,805	8,705,366
		$26,351,131
Entertainment – 0.9%
Manchester United PLC, “A” (l)	644,801	$ 9,794,527
Food & Beverages – 2.0%
Duckhorn Portfolio, Inc. (a)	406,237	$ 8,961,588
Laird Superfood, Inc. (a)	60,745	1,814,453
Oatly Group AB, ADR (a)	449,251	10,988,680
		$21,764,721

4

MFS New Discovery Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Gaming & Lodging – 1.7%
Genius Sports Ltd. (SPAC) (a)	692,106	$ 12,990,830
Penn National Gaming, Inc. (a)	77,995	5,965,837
		$18,956,667
General Merchandise – 0.4%
Ollie's Bargain Outlet Holdings, Inc. (a)	52,097	$ 4,382,921
Insurance – 0.7%
Metromile, Inc. (a)(l)	873,290	$ 7,990,603
Internet – 0.7%
Talkspace, Inc. (a)	871,635	$ 7,243,287
Leisure & Toys – 1.5%
Malibu Boats, Inc., “A” (a)	166,266	$ 12,192,286
Thule Group AB	106,714	4,730,874
		$16,923,160
Machinery & Tools – 1.6%
Ritchie Bros. Auctioneers, Inc.	262,905	$ 15,585,008
Xometry, Inc., “A” (a)	27,636	2,415,110
		$18,000,118
Medical & Health Technology & Services – 8.1%
Certara, Inc. (a)	529,297	$ 14,994,984
Charles River Laboratories International, Inc. (a)	35,302	13,058,916
Guardant Health, Inc. (a)	35,020	4,349,134
Health Catalyst, Inc. (a)	81,853	4,543,660
HealthEquity, Inc. (a)	128,042	10,304,820
ICON PLC (a)	58,507	12,093,982
LifeStance Health Group, Inc. (a)	367,285	10,232,560
PRA Health Sciences, Inc. (a)	30,945	5,112,423
Syneos Health, Inc. (a)	170,696	15,275,585
		$89,966,064
Medical Equipment – 3.5%
Acutus Medical, Inc. (a)(l)	265,012	$ 4,499,904
Maravai Lifesciences Holdings, Inc., “A” (a)	248,149	10,355,258
Nevro Corp. (a)	51,830	8,592,896
OptiNose, Inc. (a)	438,959	1,365,162
Outset Medical, Inc. (a)	98,220	4,909,036
PerkinElmer, Inc.	36,784	5,679,817
Silk Road Medical, Inc. (a)	66,129	3,164,934
		$38,567,007
Network & Telecom – 1.5%
CoreSite Realty Corp., REIT	121,995	$ 16,420,527
Other Banks & Diversified Financials – 2.8%
Bank OZK	139,420	$ 5,877,947
LegalZoom.com, Inc. (a)	136,356	5,161,075
Payoneer Global, Inc. (a)	904,213	9,376,689
Prosperity Bancshares, Inc.	114,521	8,222,608
TPG Pace Tech Opportunities Corp. (SPAC) (a)	253,565	2,517,900
		$31,156,219
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – 2.4%
Annexon, Inc. (a)	175,410	$ 3,948,479
Collegium Pharmaceutical, Inc. (a)	180,963	4,277,965
Harmony Biosciences Holdings (a)	161,779	4,567,021
Orchard RX Ltd., ADR (a)	123,902	543,930
SpringWorks Therapeutics, Inc. (a)	95,765	7,891,994
Turning Point Therapeutics, Inc. (a)	67,509	5,267,052
		$26,496,441
Pollution Control – 0.8%
GFL Environmental, Inc.	293,037	$ 9,353,741
Railroad & Shipping – 0.1%
StealthGas, Inc. (a)	442,589	$ 1,252,527
Real Estate – 3.0%
Big Yellow Group PLC, REIT	482,968	$ 8,731,931
Industrial Logistics Properties Trust, REIT	349,427	9,134,022
STAG Industrial, Inc., REIT	406,634	15,220,311
		$33,086,264
Specialty Chemicals – 1.4%
Axalta Coating Systems Ltd. (a)	396,033	$ 12,075,046
Rogers Corp. (a)	14,237	2,858,790
		$14,933,836
Specialty Stores – 4.7%
ACV Auctions, Inc. (a)	497,963	$ 12,762,792
Leslie's, Inc. (a)	611,196	16,801,778
Petco Health & Wellness Co., Inc. (a)	327,416	7,337,392
ThredUp, Inc. (a)	313,108	9,105,181
Vroom, Inc. (a)	151,435	6,339,069
		$52,346,212
Trucking – 3.0%
CryoPort, Inc. (a)	225,649	$ 14,238,452
Knight-Swift Transportation Holdings, Inc.	251,961	11,454,147
Schneider National, Inc.	344,409	7,497,784
		$33,190,383
Utilities - Electric Power – 2.2%
Array Technologies, Inc. (a)	661,446	$ 10,318,558
Shoals Technologies Group, Inc. (a)	407,915	14,480,982
		$24,799,540
Total Common Stocks (Identified Cost, $767,908,522)		$1,071,902,405
Investment Companies (h) – 3.4%
Money Market Funds – 3.4%
MFS Institutional Money Market Portfolio, 0.02% (v) (Identified Cost, $37,805,766)	37,805,766	$ 37,805,766

5

MFS New Discovery Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Collateral for Securities Loaned – 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.02% (j) (Identified Cost, $2,585,086)	2,585,086	$ 2,585,086
Other Assets, Less Liabilities – (0.5)%		(5,697,472)
Net Assets – 100.0%		$1,106,595,785
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $37,805,766 and $1,074,487,491, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(zz)	Securities subject to a restriction on resale.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
PIPE	Private Investment in Public Equity
REIT	Real Estate Investment Trust
SPAC	Special Purpose Acquisition Company
See Notes to Financial Statements
6

MFS New Discovery Series
Financial Statements	Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/21 Assets
Investments in unaffiliated issuers, at value, including $3,554,576 of securities on loan (identified cost, $770,493,608)	$1,074,487,491
Investments in affiliated issuers, at value (identified cost, $37,805,766)	37,805,766
Cash	480,368
Receivables for
Investments sold	3,127,584
Fund shares sold	596,097
Interest and dividends	529,095
Receivable from investment adviser	8,556
Other assets	2,617
Total assets	$1,117,037,574
Liabilities
Payables for
Investments purchased	$6,804,784
Fund shares reacquired	880,926
Collateral for securities loaned, at value (c)	2,585,086
Payable to affiliates
Administrative services fee	853
Shareholder servicing costs	743
Distribution and/or service fees	8,613
Accrued expenses and other liabilities	160,784
Total liabilities	$10,441,789
Net assets	$1,106,595,785
Net assets consist of
Paid-in capital	$491,025,745
Total distributable earnings (loss)	615,570,040
Net assets	$1,106,595,785
Shares of beneficial interest outstanding	40,667,996
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$481,022,758	16,353,828	$29.41
Service Class	625,573,027	24,314,168	25.73
(c)	Non-cash collateral is not included.
See Notes to Financial Statements
7

MFS New Discovery Series
Financial Statements	Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/21
Net investment income (loss)
Income
Dividends	$2,093,125
Income on securities loaned	168,474
Other	65,698
Dividends from affiliated issuers	6,573
Foreign taxes withheld	(75,360)
Total investment income	$2,258,510
Expenses
Management fee	$4,739,648
Distribution and/or service fees	741,894
Shareholder servicing costs	26,785
Administrative services fee	73,170
Independent Trustees' compensation	8,557
Custodian fee	29,466
Shareholder communications	45,439
Audit and tax fees	30,093
Legal fees	3,280
Miscellaneous	16,633
Total expenses	$5,714,965
Reduction of expenses by investment adviser	(354,389)
Net expenses	$5,360,576
Net investment income (loss)	$(3,102,066)
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$145,949,918
Affiliated issuers	31
Foreign currency	6,529
Net realized gain (loss)	$145,956,478
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(51,122,016)
Affiliated issuers	(31)
Translation of assets and liabilities in foreign currencies	(4,755)
Net unrealized gain (loss)	$(51,126,802)
Net realized and unrealized gain (loss)	$94,829,676
Change in net assets from operations	$91,727,610
See Notes to Financial Statements
8

MFS New Discovery Series
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/21 (unaudited)	12/31/20
Change in net assets
From operations
Net investment income (loss)	$(3,102,066)	$(3,663,059)
Net realized gain (loss)	145,956,478	176,399,666
Net unrealized gain (loss)	(51,126,802)	163,806,112
Change in net assets from operations	$91,727,610	$336,542,719
Total distributions to shareholders	$—	$(81,295,168)
Change in net assets from fund share transactions	$(35,722,617)	$(20,182,105)
Total change in net assets	$56,004,993	$235,065,446
Net assets
At beginning of period	1,050,590,792	815,525,346
At end of period	$1,106,595,785	$1,050,590,792
See Notes to Financial Statements
9

MFS New Discovery Series
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/21 (unaudited)	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$26.96	$20.28	$17.46	$20.10	$16.18	$15.49
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.06)	$(0.06)	$(0.07)	$(0.09)	$(0.07)	$0.00(c)(w)
Net realized and unrealized gain (loss)	2.51	8.84	6.89	0.35	4.34	1.40
Total from investment operations	$2.45	$8.78	$6.82	$0.26	$4.27	$1.40
Less distributions declared to shareholders
From net realized gain	$—	$(2.10)	$(4.00)	$(2.90)	$(0.35)	$(0.71)
Net asset value, end of period (x)	$29.41	$26.96	$20.28	$17.46	$20.10	$16.18
Total return (%) (k)(r)(s)(x)	9.09(n)	45.89	41.70	(1.48)	26.65	9.05(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.94(a)	0.95	0.95	0.96	0.97	0.94(c)
Expenses after expense reductions (f)	0.87(a)	0.91	0.94	0.94	0.94	0.92(c)
Net investment income (loss)	(0.45)(a)	(0.30)	(0.33)	(0.43)	(0.37)	0.02(c)
Portfolio turnover	40(n)	80	54	71	58	63
Net assets at end of period (000 omitted)	$481,023	$465,663	$343,133	$272,039	$316,949	$292,368
Service Class	Six months ended	Year ended
	6/30/21 (unaudited)	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$23.61	$18.02	$15.91	$18.57	$15.01	$14.45
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.08)	$(0.10)	$(0.11)	$(0.13)	$(0.10)	$(0.03)(c)
Net realized and unrealized gain (loss)	2.20	7.79	6.22	0.37	4.01	1.30
Total from investment operations	$2.12	$7.69	$6.11	$0.24	$3.91	$1.27
Less distributions declared to shareholders
From net realized gain	$—	$(2.10)	$(4.00)	$(2.90)	$(0.35)	$(0.71)
Net asset value, end of period (x)	$25.73	$23.61	$18.02	$15.91	$18.57	$15.01
Total return (%) (k)(r)(s)(x)	8.98(n)	45.58	41.27	(1.72)	26.33	8.80(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.19(a)	1.20	1.20	1.21	1.22	1.19(c)
Expenses after expense reductions (f)	1.12(a)	1.16	1.19	1.19	1.19	1.17(c)
Net investment income (loss)	(0.69)(a)	(0.56)	(0.58)	(0.68)	(0.62)	(0.23)(c)
Portfolio turnover	40(n)	80	54	71	58	63
Net assets at end of period (000 omitted)	$625,573	$584,928	$472,393	$358,912	$432,897	$380,884

See Notes to Financial Statements
10

MFS New Discovery Series
Financial Highlights - continued
(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
11

MFS New Discovery Series
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS New Discovery Series (the fund) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund will generally focus on securities of small size companies which may be more volatile than those of larger companies. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, and other conditions.
Certain of the fund's investments, derivatives, debt and other contracts may be based on reference interest rates such as the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, derivatives, debt and other contracts that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to disregard the GAAP accounting requirements around certain contract modifications resulting from the LIBOR transition such that for contracts considered in scope, the fund can account for those modified contracts as a continuation of the existing contracts.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments
12

MFS New Discovery Series
Notes to Financial Statements (unaudited) - continued
and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$881,467,880	$5,438,448	$—	$886,906,328
United Kingdom	69,050,105	—	—	69,050,105
Canada	59,051,674	—	—	59,051,674
India	14,784,656	—	—	14,784,656
Germany	14,205,744	—	—	14,205,744
Ireland	12,093,982	—	—	12,093,982
Sweden	8,746,793	—	—	8,746,793
Philippines	5,810,596	—	—	5,810,596
Greece	1,252,527	—	—	1,252,527
Mutual Funds	40,390,852	—	—	40,390,852
Total	$1,106,854,809	$5,438,448	$—	$1,112,293,257
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is
13

MFS New Discovery Series
Notes to Financial Statements (unaudited) - continued
commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's Portfolio of Investments, with a fair value of $3,554,576. The fair value of the fund's investment securities on loan and a related liability of $2,585,086 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. Additionally, these loans were collateralized by U.S. Treasury Obligations of $1,086,001 held by the lending agent. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/20
Ordinary income (including any short-term capital gains)	$24,424,056
Long-term capital gains	56,871,112
Total distributions	$81,295,168
The federal tax cost and the tax basis components of distributable earnings were as follows:
14

MFS New Discovery Series
Notes to Financial Statements (unaudited) - continued
As of 6/30/21
Cost of investments	$820,114,605
Gross appreciation	326,596,271
Gross depreciation	(34,417,619)
Net unrealized appreciation (depreciation)	$292,178,652
As of 12/31/20
Undistributed ordinary income	67,761,486
Undistributed long-term capital gain	112,268,925
Other temporary differences	10,649
Net unrealized appreciation (depreciation)	343,801,370
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/21	Year ended 12/31/20
Initial Class	$—	$31,864,295
Service Class	—	49,430,873
Total	$—	$81,295,168
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.90%
In excess of $1 billion	0.80%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. For the six months ended June 30, 2021, this management fee reduction amounted to $63,234, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2021 was equivalent to an annual effective rate of 0.88% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.87% of average daily net assets for the Initial Class shares and 1.12% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2023. For the six months ended June 30, 2021, this reduction amounted to $291,155, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
15

MFS New Discovery Series
Notes to Financial Statements (unaudited) - continued
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2021, the fee was $25,212, which equated to 0.0048% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2021, these costs amounted to $1,573.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2021 was equivalent to an annual effective rate of 0.0138% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended June 30, 2021, this reimbursement amounted to $65,580, which is included in “Other” income in the Statement of Operations.
(4)  Portfolio Securities
For the six months ended June 30, 2021, purchases and sales of investments, other than short-term obligations, aggregated $418,202,558 and $460,467,722, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/21		Year ended 12/31/20
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	947,848	$26,577,405	3,294,260	$68,896,127
Service Class	2,996,201	74,233,543	3,845,873	70,163,983
	3,944,049	$100,810,948	7,140,133	$139,060,110
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	1,481,371	$31,864,295
Service Class	—	—	2,622,328	49,430,873
	—	$—	4,103,699	$81,295,168
Shares reacquired
Initial Class	(1,867,428)	$(51,959,436)	(4,425,268)	$(93,651,928)
Service Class	(3,456,269)	(84,574,129)	(7,901,694)	(146,885,455)
	(5,323,697)	$(136,533,565)	(12,326,962)	$(240,537,383)
Net change
Initial Class	(919,580)	$(25,382,031)	350,363	$7,108,494
Service Class	(460,068)	(10,340,586)	(1,433,493)	(27,290,599)
	(1,379,648)	$(35,722,617)	(1,083,130)	$(20,182,105)
16

MFS New Discovery Series
Notes to Financial Statements (unaudited) - continued
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio was the owner of record of approximately 2% of the value of outstanding voting shares of the fund. In addition, the MFS Growth Allocation Portfolio and the MFS Conservative Allocation Portfolio were the owners of record of less than 1% of the value of outstanding voting shares of the fund.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit of which $1 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2021, the fund’s commitment fee and interest expense were $2,002 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$31,899,306	$217,052,199	$211,145,739	$31	$(31)	$37,805,766
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$6,573	$—
(8)  Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.
17

MFS New Discovery Series
Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its April 2021 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2020 to December 31, 2020 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
18

MFS New Discovery Series
Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at  mfs.com/vit1 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
FURTHER INFORMATION
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/vit1 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
19

Semiannual Report
June 30, 2021
MFS®  Total Return Bond Series
MFS® Variable Insurance Trust
VFB-SEM

MFS® Total Return Bond Series
The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK OR CREDIT UNION GUARANTEE  •
NOT A DEPOSIT  •  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Total Return Bond Series
LETTER FROM THE CEO
Dear Contract Owners:
After experiencing dramatic swings in the early days of the coronavirus pandemic, global equity markets have performed strongly over the past year. Though the speedy development of vaccines brightened the economic and market outlook, uncertainty remains as new variants of the virus appear, and questions persist over how fast vaccines can be made widely available in the developing world.
Global central banks have taken aggressive steps to cushion the economic and market fallout related to the virus, and governments are deploying unprecedented levels of fiscal support. Having passed a $1.9 trillion stimulus package in March, the U.S. Congress could approve additional stimulus later this year, some of it focused on infrastructure. Along with extraordinary government expenditures, pent-up consumer demand fueled a surge in economic activity as coronavirus restrictions were eased, pushing up inflation, at least temporarily. Markets initially reacted by pushing up yields on global government bonds, though some of the rate rise has since been corrected.
A spirited debate is underway among investors over whether the current price pressures will persist or prove to be temporary, caused by pandemic-induced bottlenecks. The policy measures put in place to counteract the pandemic's effects have helped build a supportive environment and are encouraging economic recovery; however, if markets disconnect from fundamentals, they can sow the seeds of instability. As such, recent dramatic increases in speculative trading in cryptocurrencies, special purpose acquisition companies (SPACs), and the like bear watching.
In the aftermath of the crisis, we could see societal changes as households, businesses, and governments adjust to a new reality, and any such alterations could affect the investment landscape. For investors, events such as the COVID-19 outbreak demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating the increasing complexity of global markets and economies. Guided by our long-term philosophy and adhering to our commitment to sustainable investing, we tune out the noise and aim to uncover what we believe are the best, most durable investment opportunities in the market. Our unique global investment platform combines collective expertise, long-term discipline, and thoughtful risk management to create sustainable value for investors.
Respectfully,
Michael W. Roberge
Chief Executive Officer
MFS Investment Management
August 13, 2021
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

MFS Total Return Bond Series
Portfolio Composition
Portfolio structure reflecting equivalent exposure of derivative positions (i)
Fixed income sectors (i)
Investment Grade Corporates	31.3%
Mortgage-Backed Securities	17.4%
U.S. Treasury Securities	16.5%
High Yield Corporates	11.1%
Commercial Mortgage-Backed Securities	9.8%
Collateralized Debt Obligations	7.7%
Municipal Bonds	2.7%
Emerging Markets Bonds	2.7%
U.S. Government Agencies	1.3%
Asset-Backed Securities	1.2%
Residential Mortgage-Backed Securities	0.5%
Non-U.S. Government Bonds	0.2%
Composition including fixed income credit quality (a)(i)
AAA	11.4%
AA	5.2%
A	11.5%
BBB	25.7%
BB	10.7%
B	2.4%
C (o)	0.0%
U.S. Government	11.4%
Federal Agencies	18.7%
Not Rated	5.4%
Cash & Cash Equivalents	2.7%
Other	(5.1)%
Portfolio facts (i)
Average Duration (d)	6.1
Average Effective Maturity (m)	7.1 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 ratings agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.

MFS Total Return Bond Series
Portfolio Composition - continued
Percentages are based on net assets as of June 30, 2021.
The portfolio is actively managed and current holdings may be different.

MFS Total Return Bond Series
Expense Table
Fund Expenses Borne by the Contract Holders during the Period,
January 1, 2021 through June 30, 2021
As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2021 through June 30, 2021.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight the fund's ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.
Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/21	Ending Account Value 6/30/21	Expenses Paid During Period (p) 1/01/21-6/30/21
Initial Class	Actual	0.53%	$1,000.00	$990.79	$2.62
	Hypothetical (h)	0.53%	$1,000.00	$1,022.17	$2.66
Service Class	Actual	0.78%	$1,000.00	$989.90	$3.85
	Hypothetical (h)	0.78%	$1,000.00	$1,020.93	$3.91
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class's annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MFS Total Return Bond Series
Portfolio of Investments − 6/30/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 96.7%
Aerospace & Defense – 0.9%
Boeing Co., 2.196%, 2/04/2026	$6,236,000	$ 6,295,605
Boeing Co., 5.15%, 5/01/2030	1,704,000	2,017,800
Boeing Co., 5.705%, 5/01/2040	1,595,000	2,054,173
Boeing Co., 5.805%, 5/01/2050	1,550,000	2,087,278
TransDigm, Inc., 4.625%, 1/15/2029 (n)	5,462,000	5,463,912
		$17,918,768
Asset-Backed & Securitized – 19.2%
Allegro CLO Ltd., 2014-1RA, “A2”, FLR, 1.786% (LIBOR - 3mo. + 1.6%), 10/21/2028 (n)	$5,554,267	$ 5,572,724
Arbor Realty Trust, Inc., CLO, 2018-FL1, “A”, FLR, 1.222% (LIBOR - 1mo. + 1.15%), 6/15/2028 (n)	7,720,000	7,722,409
Arbor Realty Trust, Inc., CLO, 2019-FL1, “C”, FLR, 2.172% (LIBOR - 1mo. + 2.1%), 5/15/2037 (n)	808,000	807,748
Arbor Realty Trust, Inc., CLO, 2019-FL1, “D”, FLR, 2.572% (LIBOR - 1mo. + 2.5%), 5/15/2037 (n)	6,995,000	6,986,270
Arbor Realty Trust, Inc., CLO, 2019-FL2, “AS”, FLR, 1.574% (LIBOR - 1mo. + 1.45%), 9/15/2034 (n)	980,500	980,806
Arbor Realty Trust, Inc., CLO, 2019-FL2, “B”, FLR, 1.874% (LIBOR - 1mo. + 1.75%), 9/15/2034 (n)	784,500	784,500
Arbor Realty Trust, Inc., CLO, 2020-FL1, “C”, FLR, 2.174% (LIBOR - 1mo. + 2.05%), 2/15/2035 (n)	3,529,000	3,526,643
Arbor Realty Trust, Inc., CLO, 2021-FL1, “C”, FLR, 2.072% (LIBOR - 1mo. + 2%), 12/15/2035 (n)	905,000	905,848
Arbor Realty Trust, Inc., CLO, 2021-FL1, “D”, FLR, 3.022% (LIBOR - 1mo. + 2.95%), 12/15/2035 (n)	831,500	833,842
Arbor Realty Trust, Inc., CLO, 2021-FL2, “B”, 1.7%, 5/15/2036 (n)	1,152,500	1,152,501
AREIT CRE Trust, 2019-CRE3, “A”, FLR, 1.144% (LIBOR - 1mo. + 1.02%), 9/14/2036 (n)	1,230,000	1,229,237
AREIT CRE Trust, 2019-CRE3, “B”, FLR, 1.674% (LIBOR - 1mo. + 1.55%), 9/14/2036 (n)	2,569,500	2,556,742
AREIT CRE Trust, 2019-CRE3, “C”, FLR, 2.024% (LIBOR - 1mo. + 1.9%), 9/14/2036 (n)	2,242,500	2,228,581
AREIT CRE Trust, 2019-CRE3, “D”, FLR, 2.774% (LIBOR - 1mo. + 2.65%), 9/14/2036 (n)	1,849,000	1,812,264
Atrium XII Corp., 2012-A, “B1R”, FLR, 1.533% (LIBOR - 3mo. + 1.35%), 4/22/2027 (n)	7,430,000	7,426,263
Bancorp Commercial Mortgage Trust, 2017-CRE2, “B”, FLR, 1.672% (LIBOR - 1mo. + 1.6%), 8/15/2032 (z)	2,312,000	2,314,543
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Bancorp Commercial Mortgage Trust, 2018-CRE3, “D”, FLR, 2.772% (LIBOR - 1mo. + 2.7%), 1/15/2033 (n)	$1,668,091	$ 1,659,430
Bancorp Commercial Mortgage Trust, 2018-CRE4, “B”, FLR, 1.322% (LIBOR - 1mo. + 1.25%), 9/15/2035 (n)	1,228,047	1,219,469
Bancorp Commercial Mortgage Trust, 2018-CRE4, “D”, FLR, 2.172% (LIBOR - 1mo. + 2.1%), 9/15/2035 (n)	1,465,000	1,452,705
Bancorp Commercial Mortgage Trust, 2019-CRE5, “A”, FLR, 1.072% (LIBOR - 1mo. + 1%), 3/15/2036 (n)	648,440	648,440
Bancorp Commercial Mortgage Trust, 2019-CRE5, “AS”, FLR, 1.422% (LIBOR - 1mo. + 1.35%), 3/15/2036 (n)	1,394,437	1,393,607
Bancorp Commercial Mortgage Trust, 2019-CRE6, “B”, FLR, 1.674% (LIBOR - 1mo. + 1.55%), 9/15/2036 (n)	8,289,572	8,276,384
Bancorp Commercial Mortgage Trust, 2019-CRE6, “D”, FLR, 2.424% (LIBOR - 1mo. + 2.54%), 9/15/2036 (n)	545,000	542,289
Barclays Commercial Mortgage Securities LLC, 2019-C5, “A4”, 3.063%, 11/15/2052	2,755,000	2,987,982
Bayview Commercial Asset Trust, 0%, 12/25/2036 (i)(n)	84,225	8
Bayview Financial Revolving Mortgage Loan Trust, FLR, 1.695% (LIBOR - 1mo. + 1.6%), 12/28/2040 (n)	44,145	47,473
BDS Ltd., 2019-FL4, “A”, FLR, 1.181% (LIBOR - 1mo. + 1.10%), 8/15/2036 (n)	5,165,000	5,161,849
BDS Ltd., 2021-FL7, “B”, 1.574% (LIBOR - 1mo. + 1.5%), 6/16/2036 (n)	1,259,500	1,259,890
Bear Stearns Cos., Inc., “A2”, FLR, 0.991% (LIBOR - 1mo. + 0.45%), 12/25/2042	191,039	189,970
Benchmark Mortgage Trust, 2020-B18, “A5”, 1.925%, 7/15/2053	2,133,596	2,121,854
BSPRT Issuer Ltd., 2019-FL5, “C”, FLR, 2.072% (LIBOR - 1mo. + 2%), 5/15/2029 (n)	3,295,000	3,270,508
BSPRT Issuer Ltd., 2021-FL6, “B”, FLR, 1.672% (LIBOR - 1mo. + 1.6%), 3/15/2036 (n)	3,669,500	3,667,218
BSPRT Issuer Ltd., 2021-FL6, “C”, FLR, 2.122% (LIBOR - 1mo. + 2.05%), 3/15/2036 (n)	1,288,000	1,287,198

MFS Total Return Bond Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Business Jet Securities LLC, 2020-1A, “A”, 2.981%, 11/15/2035 (n)	$1,782,573	$ 1,814,762
Business Jet Securities LLC, 2021-1A, “B”, 2.918%, 4/15/2036 (n)	609,293	614,358
BXMT Ltd., 2020-FL2, “B”, FLR, 1.524% (LIBOR - 1mo. + 1.4%), 2/15/2038 (n)	1,731,000	1,729,378
Cantor Commercial Real Estate, 2019-CF2, “A5”, 2.874%, 11/15/2052	6,645,635	7,049,470
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)	2,405,039	2,476,099
CHCP 2021-FL1 Ltd., “B”, FLR, 1.774% (LIBOR - 1mo. + 1.65%), 2/15/2038 (n)	1,102,500	1,103,883
CHCP 2021-FL1 Ltd., “C”, FLR, 2.224% (LIBOR - 1mo. + 2.1%), 2/15/2038 (n)	1,249,000	1,250,958
Chesapeake Funding II LLC, 2018-1A, “A1”, 3.04%, 4/15/2030 (n)	1,138,264	1,139,753
Citigroup Commercial Mortgage Trust, 2014-GC25, “A4”, 3.635%, 10/10/2047	3,128,793	3,389,329
Citigroup Commercial Mortgage Trust, 2016-P6, “A5”, 3.72%, 12/10/2049	1,754,000	1,953,374
Citigroup Commercial Mortgage Trust, 2019-C7, “A4”, 3.102%, 12/15/2072	790,000	859,024
CLNC Ltd., 2019-FL1, “B”, FLR, 2.024% (LIBOR - 1mo. + 1.9%), 8/20/2035 (n)	1,850,000	1,839,881
CLNC Ltd., 2019-FL1, “C”, FLR, 2.524% (LIBOR - 1mo. + 2.4%), 8/20/2035 (n)	3,006,500	2,991,495
Commercial Mortgage Trust, 2012-CR2, “A4”, 3.147%, 8/15/2045	3,950,000	4,025,154
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/2048	10,000,000	10,918,418
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	2,888,848	3,172,633
Credit Acceptance Auto Loan Trust, 2021-3A, “C”, 1.63%, 9/16/2030 (n)	523,000	522,824
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	2,695,346	2,910,026
Cutwater Ltd., 2014-1A, “BR”, FLR, 2.583% (LIBOR - 3mo. + 2.4%), 7/15/2026 (n)	3,135,000	3,122,319
Cutwater Ltd., 2015-1A, “BR”, FLR, 1.983% (LIBOR - 3mo. + 1.8%), 1/15/2029 (n)	10,770,000	10,644,411
DT Auto Owner Trust, 2019-2A, “C”, 3.18%, 2/18/2025 (n)	3,392,000	3,437,384
Exeter Automobile Receivables Trust, 2020-1A, 2.49%, 1/15/2025 (n)	1,905,000	1,938,879
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Fort CRE LLC, 2018-1A, “A1”, FLR, 1.445% (LIBOR - 1mo. + 1.35%), 11/16/2035 (n)	$4,761,675	$ 4,761,675
Galaxy CLO Ltd., 2018-29A, “A”, FLR, 0.945% (LIBOR - 3mo. + 0.79%), 11/15/2026 (n)	3,251,531	3,250,032
Galaxy CLO Ltd., 2018-29A, “B”, FLR, 1.555% (LIBOR - 3mo. + 1.4%), 11/15/2026 (n)	2,878,803	2,890,566
GLS Auto Receivables Trust, 2020-1A, “A”, 2.17%, 2/15/2024 (n)	701,469	705,446
Grand Avenue CRE Ltd., 2019-FL1, “A”, FLR, 1.192% (LIBOR - 1mo. + 1.12%), 6/15/2037 (n)	1,786,072	1,786,072
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050	7,904,407	8,549,151
GS Mortgage Securities Trust, 2019-GSA1, “A4”, 3.047%, 11/10/2052	10,169,944	10,989,631
HarbourView CLO VII Ltd., 7RA, “B”, FLR, 1.889% (LIBOR - 3mo. + 1.7%), 7/18/2031 (n)	6,545,000	6,487,352
Invitation Homes Trust, 2018-SFR1, “B”, FLR, 0.782% (LIBOR - 1mo. + 0.7%), 3/17/2037 (n)	8,746,170	8,754,269
Invitation Homes Trust, 2018-SFR2, “A”, FLR, 0.932% (LIBOR - 1mo. + 0.85%), 12/17/2036 (n)	1,226,837	1,227,913
JPMBB Commercial Mortgage Securities Trust, 2015-C28, “A4”, 3.227%, 10/15/2048	12,188,428	13,013,343
JPMorgan Chase Commercial Mortgage Securities Corp., 5.788%, 7/15/2042 (n)	18,491	15,255
JPMorgan Chase Commercial Mortgage Securities Corp., 3.454%, 9/15/2050	7,520,623	8,301,473
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, 4.171%, 8/15/2046	35,182	35,151
JPMorgan Mortgage Trust, “A1”, 1.923%, 10/25/2033	78,638	79,488
KKR Real Estate Financial Trust, Inc., 2018-FL1, “C”, FLR, 2.081% (LIBOR - 1mo. + 2%), 6/15/2036 (n)	5,197,500	5,202,365
Lehman Brothers Commercial Conduit Mortgage Trust, 1.099%, 2/18/2030 (i)	1,757	0
LoanCore Ltd., 2018-CRE1, “AS”, FLR, 1.572% (LIBOR - 1mo. + 1.5%), 5/15/2028 (n)	8,900,000	8,900,000
LoanCore Ltd., 2018-CRE1, “C”, FLR, 2.622% (LIBOR - 1mo. + 2.55%), 5/15/2028 (n)	2,340,000	2,328,300
LoanCore Ltd., 2018-CRE1, “C”, FLR, 2.022% (LIBOR - 1mo. + 1.95%), 4/15/2034 (n)	1,836,900	1,818,549

MFS Total Return Bond Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
LoanCore Ltd., 2018-CRE1/CRE3, “B”, FLR, 1.672% (LIBOR - 1mo. + 1.6%), 4/15/2034 (n)	$1,873,800	$ 1,864,442
LoanCore Ltd., 2019-CRE2, “D”, FLR, 2.522% (LIBOR - 1mo. + 2.45%), 5/15/2036 (n)	1,121,500	1,087,969
LoanCore Ltd., 2019-CRE3, “AS”, FLR, 1.442% (LIBOR - 1mo. + 1.37%), 4/15/2034 (n)	1,456,200	1,454,383
LoanCore Ltd., 2021-CRE5, “AS”, 1.823%, 7/15/2036 (n)	5,666,000	5,671,299
LoanCore Ltd., 2021-CRE5, “B”, FLR, 2.072% (LIBOR - 1mo. + 2%), 7/15/2036 (n)	2,054,000	2,055,925
Madison Park Funding Ltd., 2017- 23A, “CR”, FLR, 2.16% (LIBOR - 3mo. + 2.0%), 7/27/2031 (n)	5,894,060	5,891,107
Merrill Lynch Mortgage Investors, Inc., “A”, 2.096%, 5/25/2036	91,019	92,521
Merrill Lynch Mortgage Investors, Inc., “A5”, 1.99%, 4/25/2035	116,210	115,802
MF1 CLO Ltd., 2019-FL2, “AS”, FLR, 1.562% (LIBOR - 1mo. + 1.43%), 12/25/2034 (n)	11,245,000	11,244,990
MF1 CLO Ltd., 2021-FL5, “C”, FLR, 1.824% (LIBOR - 1mo. + 1.7%), 7/15/2036 (n)	2,589,000	2,586,574
MF1 Multi-Family Housing Mortgage Loan Trust, 2020-FL4, FLR, 2.224% (LIBOR - 1mo. + 2.1%), 11/15/2035 (n)	2,602,500	2,626,895
Morgan Stanley Bank of America/Merrill Lynch Trust, “A4”, 3.176%, 8/15/2045	5,000,000	5,084,432
NextGear Floorplan Master Owner Trust, 2019-2A, “A2”, 2.07%, 10/15/2024 (n)	2,465,000	2,519,991
OCP CLO Ltd., 2015-9A, “A2R”, FLR, 1.533% (LIBOR - 3mo. + 1.35%), 7/15/2027 (n)	6,280,000	6,282,694
Palmer Square Loan Funding Ltd., 2020-1A, “A2”, FLR, 1.505% (LIBOR - 3mo. + 1.35%), 2/20/2028 (n)	3,930,000	3,909,874
Palmer Square Loan Funding Ltd., 2020-1A, “B”, FLR, 2.055% (LIBOR - 3mo. + 1.9%), 2/20/2028 (n)	3,453,628	3,384,835
Parallel Ltd., 2015-1A, “C1R”, FLR, 1.938% (LIBOR - 3mo. + 1.75%), 7/20/2027 (n)	1,680,000	1,680,576
Parallel Ltd., 2015-1A, “C2R”, FLR, 1.938% (LIBOR - 3mo. + 1.75%), 7/20/2027 (n)	1,810,000	1,799,162
PFP III Ltd., 2021-7, “B”, FLR, 1.474% (LIBOR - 1mo. + 1.4%), 4/14/2038 (n)	936,000	933,671
PFP III Ltd., 2021-7, “C”, FLR, 1.724% (LIBOR - 1mo. + 1.65%), 4/14/2038 (n)	1,640,500	1,636,417
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Preferred Term Securities XIX Ltd., CDO, FLR, 0.468% (LIBOR - 3mo. + 0.35%), 12/22/2035 (n)	$181,303	$ 159,773
Race Point CLO Ltd., 2013-8A, “AR-2”, FLR, 1.195% (LIBOR - 3mo. + 1.04%), 2/20/2030 (n)	3,697,038	3,698,757
Residential Funding Mortgage Securities, Inc., FGIC, 4.969%, 12/25/2035	3,845	3,819
Santander Retail Auto Lease Trust, 2019-A, “B”, 3.01%, 5/22/2023 (n)	3,222,000	3,261,770
Santander Retail Auto Lease Trust, 2020-A, “C”, 2.08%, 3/20/2024 (n)	2,276,000	2,325,577
Securitized Term Auto Receivable Trust, 2019-CRTA, “B”, 2.453%, 3/25/2026 (n)	1,003,776	1,020,611
Securitized Term Auto Receivable Trust, 2019-CRTA, “C”, 2.849%, 3/25/2026 (n)	1,197,037	1,221,734
Starwood Commercial Mortgage, 2021-FL2, “C”, FLR, 2.182% (LIBOR - 1mo. + 2.1%), 4/18/2038 (n)	2,027,000	2,030,807
TICP CLO Ltd., 2018-IA, “A2”, FLR, 1.675% (LIBOR - 3mo. + 1.5%), 4/26/2028 (n)	6,750,828	6,750,940
UBS Commercial Mortgage Trust, 2017-C8, “A4”, 3.983%, 2/15/2051	5,865,766	6,633,582
UBS Commercial Mortgage Trust, 2019-C17, “A4”, 2.921%, 9/15/2052	12,215,133	12,980,869
Veros Auto Receivables Trust, 2020-1, “A”, 1.67%, 9/15/2023 (n)	1,120,983	1,123,711
Voya CLO Ltd., 2012-4A, “A2AR”, FLR, 2.083% (LIBOR - 3mo. + 1.90%), 10/15/2030 (n)	1,940,000	1,950,043
Voya CLO Ltd., 2016-4A, “CR”, 2.228% (LIBOR - 3mo. + 2.15%), 7/20/2029 (n)	4,904,782	4,902,300
Wells Fargo Commercial Mortgage Trust, 2016-LC25, “A4”, 3.64%, 12/15/2059	13,071,416	14,464,344
Wells Fargo Commercial Mortgage Trust, 2017-C42, “A5”, 3.589%, 12/15/2050	3,970,000	4,407,716
Wells Fargo Commercial Mortgage Trust, 2018-C46, “A4”, 4.152%, 8/15/2051	1,430,000	1,640,327
Wells Fargo Commercial Mortgage Trust, 2019-C53, “A4”, 3.04%, 10/15/2052	10,239,837	11,063,351
Wells Fargo Commercial Mortgage Trust, 2019-C54, “A4”, 3.146%, 12/15/2052	4,898,000	5,329,000
Wells Fargo Commercial Mortgage Trust, 2020-C58, “A4”, 2.092%, 7/15/2053	3,745,000	3,767,665

MFS Total Return Bond Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Wind River CLO Ltd., 2015-2A, “CR”, FLR, 1.883% (LIBOR - 3mo. + 1.7%), 10/15/2027 (n)	$975,000	$ 976,790
		$391,664,083
Automotive – 0.4%
Hyundai Capital America, 2.375%, 10/15/2027 (n)	$1,982,000	$ 2,026,289
Volkswagen Group of America Finance LLC, 3.2%, 9/26/2026 (n)	3,573,000	3,863,251
Volkswagen Group of America Finance LLC, 3.75%, 5/13/2030 (n)	2,118,000	2,374,930
		$8,264,470
Broadcasting – 0.9%
Discovery, Inc., 4.65%, 5/15/2050	$4,028,000	$ 4,713,595
Prosus N.V., 3.68%, 1/21/2030 (n)	4,905,000	5,238,093
WMG Acquisition Corp., 3%, 2/15/2031 (n)	8,700,000	8,242,902
		$18,194,590
Brokerage & Asset Managers – 1.3%
E*TRADE Financial Corp., 3.8%, 8/24/2027	$5,272,000	$ 5,855,094
E*TRADE Financial Corp., 4.5%, 6/20/2028	3,485,000	4,034,844
Intercontinental Exchange, Inc., 3.75%, 9/21/2028	2,249,000	2,531,747
Intercontinental Exchange, Inc., 2.1%, 6/15/2030	1,170,000	1,161,833
LPL Holdings, Inc., 4%, 3/15/2029 (n)	6,500,000	6,529,055
Raymond James Financial, Inc., 4.95%, 7/15/2046	4,683,000	6,052,340
		$26,164,913
Building – 0.8%
ABC Supply Co., Inc., 4%, 1/15/2028 (n)	$2,975,000	$ 3,048,512
Martin Marietta Materials, Inc., 3.45%, 6/01/2027	1,243,000	1,357,560
Standard Industries, Inc., 4.375%, 7/15/2030 (n)	4,065,000	4,192,031
Standard Industries, Inc., 3.375%, 1/15/2031 (n)	3,660,000	3,503,389
Vulcan Materials Co., 3.5%, 6/01/2030	3,356,000	3,699,322
		$15,800,814
Business Services – 1.1%
Equinix, Inc., 2.15%, 7/15/2030	$4,789,000	$ 4,758,428
Fiserv, Inc., 3.5%, 7/01/2029	3,750,000	4,126,282
Fiserv, Inc., 2.65%, 6/01/2030	4,000,000	4,141,507
Iron Mountain, Inc., 4.5%, 2/15/2031 (n)	5,315,000	5,381,437
NXP Semiconductors N.V., 2.7%, 5/01/2025 (n)	508,000	535,748
Switch Ltd., 4.125%, 6/15/2029 (n)	3,175,000	3,258,344
		$22,201,746
Issuer	Shares/Par	Value ($)
Bonds – continued
Cable TV – 2.0%
CCO Holdings LLC/CCO Holdings Capital Corp., 5%, 2/01/2028 (n)	$4,470,000	$ 4,687,912
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)	4,025,000	4,190,886
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.908%, 7/23/2025	7,676,000	8,696,224
CSC Holdings LLC, 4.125%, 12/01/2030 (n)	5,940,000	5,902,875
CSC Holdings LLC, 4.5%, 11/15/2031 (n)	4,065,000	4,089,959
Sirius XM Radio, Inc., 5.375%, 7/15/2026 (n)	3,615,000	3,732,488
Sirius XM Radio, Inc., 5.5%, 7/01/2029 (n)	4,005,000	4,364,249
Time Warner Cable, Inc., 4.5%, 9/15/2042	3,558,000	3,954,883
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	290,000	439,417
		$40,058,893
Chemicals – 0.1%
Axalta Coating Systems Ltd., 3.375%, 2/15/2029 (n)	$3,100,000	$ 3,030,250
Computer Software – 0.6%
Dell International LLC/EMC Corp., 5.3%, 10/01/2029	$9,950,000	$ 12,005,983
Computer Software - Systems – 0.3%
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)	$6,040,000	$ 6,400,588
Conglomerates – 0.7%
BWX Technologies, Inc., 4.125%, 6/30/2028 (n)	$2,327,000	$ 2,370,631
Carrier Global Corp., 3.577%, 4/05/2050	6,276,000	6,655,487
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/2028	4,993,000	5,791,813
		$14,817,931
Consumer Products – 0.7%
Reckitt Benckiser Treasury Services PLC, 2.75%, 6/26/2024 (n)	$13,673,000	$ 14,437,192
Consumer Services – 0.6%
Booking Holdings, Inc., 3.65%, 3/15/2025	$3,449,000	$ 3,766,711
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2026 (n)	2,145,000	1,792,090
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2029 (n)	6,221,000	4,159,814
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2031 (n)	2,145,000	1,270,871

MFS Total Return Bond Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Consumer Services – continued
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	$5,600,000	$ 1,716,677
		$12,706,163
Containers – 0.4%
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/01/2026	$7,030,000	$ 7,295,031
Electronics – 1.2%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.875%, 1/15/2027	$3,219,000	$ 3,556,924
Broadcom, Inc., 4.75%, 4/15/2029	3,632,000	4,224,949
Broadcom, Inc., 4.15%, 11/15/2030	5,906,000	6,623,077
Broadcom, Inc., 3.469%, 4/15/2034 (n)	3,589,000	3,796,281
Sensata Technologies B.V., 5%, 10/01/2025 (n)	3,740,000	4,165,425
Sensata Technologies B.V., 4%, 4/15/2029 (n)	2,670,000	2,710,272
		$25,076,928
Emerging Market Quasi-Sovereign – 0.7%
Indian Railway Finance Corp., 2.8%, 2/10/2031 (n)	$6,055,000	$ 5,852,095
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 3.75%, 6/23/2031 (n)	5,063,000	5,111,098
Power Finance Corp. Ltd. (Republic of India), 3.95%, 4/23/2030	2,856,000	2,938,123
		$13,901,316
Emerging Market Sovereign – 0.2%
Dominican Republic, 4.5%, 1/30/2030 (n)	$4,675,000	$ 4,780,234
Energy - Independent – 0.9%
Diamondback Energy, Inc., 4.4%, 3/24/2051	$1,999,000	$ 2,250,666
Energean Israel Finance Ltd., 4.875%, 3/30/2026	3,943,000	4,036,725
Energean Israel Finance Ltd., 5.375%, 3/30/2028	901,000	924,741
Leviathan Bond Ltd., 6.5%, 6/30/2027 (n)	2,675,000	2,969,250
Leviathan Bond Ltd., 6.75%, 6/30/2030 (n)	2,670,000	3,010,425
Tengizchevroil Finance Co. International Ltd., 3.25%, 8/15/2030	4,908,000	4,996,835
		$18,188,642
Energy - Integrated – 0.4%
Eni S.p.A., 4%, 9/12/2023 (n)	$5,176,000	$ 5,528,134
Exxon Mobil Corp., 4.227%, 3/19/2040	1,700,000	2,029,791
		$7,557,925
Issuer	Shares/Par	Value ($)
Bonds – continued
Financial Institutions – 1.5%
AerCap Ireland Capital DAC, 4.5%, 9/15/2023	$4,803,000	$ 5,150,139
AerCap Ireland Capital DAC, 6.5%, 7/15/2025	3,195,000	3,747,457
Avolon Holdings Funding Ltd., 5.25%, 5/15/2024 (n)	5,681,000	6,248,126
Avolon Holdings Funding Ltd., 3.95%, 7/01/2024 (n)	4,592,000	4,897,286
Avolon Holdings Funding Ltd., 2.125%, 2/21/2026 (n)	2,890,000	2,878,032
Avolon Holdings Funding Ltd., 4.25%, 4/15/2026 (n)	1,779,000	1,927,860
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	2,615,000	2,587,410
Global Aircraft Leasing Co. Ltd., 6.5%,(6.5% cash or 7.25% PIK) 9/15/2024 (n)(p)	3,849,623	3,868,871
		$31,305,181
Food & Beverages – 0.8%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.9%, 2/01/2046	$2,901,000	$ 3,671,941
Anheuser-Busch InBev Worldwide, Inc., 5.45%, 1/23/2039	2,539,000	3,348,612
Aramark Services, Inc., 5%, 2/01/2028 (n)	3,825,000	4,005,540
JBS USA Lux S.A./JBS USA Finance, Inc., 5.5%, 1/15/2030 (n)	4,965,000	5,552,756
		$16,578,849
Gaming & Lodging – 1.4%
GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/2023	$4,184,000	$ 4,546,502
GLP Capital LP/GLP Financing II, Inc., 5.25%, 6/01/2025	2,096,000	2,359,362
Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032 (n)	7,185,000	7,095,187
Las Vegas Sands Corp., 3.5%, 8/18/2026	3,253,000	3,458,740
Marriott International, Inc., 4.625%, 6/15/2030	1,503,000	1,731,008
Marriott International, Inc., 2.85%, 4/15/2031	1,650,000	1,675,560
Marriott International, Inc., 3.5%, 10/15/2032	3,330,000	3,537,466
VICI Properties, Inc., 4.125%, 8/15/2030 (n)	3,950,000	4,055,939
		$28,459,764
Insurance - Property & Casualty – 3.0%
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/2025	$6,835,000	$ 7,503,971
American International Group, Inc., 3.75%, 7/10/2025	4,641,000	5,114,158
American International Group, Inc., 3.9%, 4/01/2026	4,923,000	5,493,776
American International Group, Inc., 4.7%, 7/10/2035	2,600,000	3,166,936
Aon Corp., 3.75%, 5/02/2029	7,982,000	8,981,863

MFS Total Return Bond Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance - Property & Casualty – continued
Berkshire Hathaway Finance Corp., 2.85%, 10/15/2050	$1,429,000	$ 1,426,428
Fairfax Financial Holdings Ltd., 4.85%, 4/17/2028	5,692,000	6,547,656
Fairfax Financial Holdings Ltd., 3.375%, 3/03/2031 (n)	1,060,000	1,104,679
Hartford Financial Services Group, Inc., 2.8%, 8/19/2029	5,901,000	6,195,083
Hartford Financial Services Group, Inc., 3.6%, 8/19/2049	3,484,000	3,819,985
Liberty Mutual Group, Inc., 3.951%, 10/15/2050 (n)	2,900,000	3,230,320
Marsh & McLennan Cos., Inc., 4.2%, 3/01/2048	6,787,000	8,403,205
Swiss Re Ltd., 4.25%, 12/06/2042 (n)	736,000	901,561
		$61,889,621
International Market Quasi-Sovereign – 0.2%
Electricite de France S.A., 4.875%, 9/21/2038 (n)	$2,687,000	$ 3,301,510
Machinery & Tools – 0.2%
CNH Industrial Capital LLC, 4.2%, 1/15/2024	$1,209,000	$ 1,308,238
CNH Industrial Capital LLC, 3.85%, 11/15/2027	3,223,000	3,568,485
		$4,876,723
Major Banks – 7.9%
Bank of America Corp., 3.419% to 12/20/2027, FLR (LIBOR - 3mo. + 1.04%) to 12/20/2028	$8,192,000	$ 8,921,984
Bank of America Corp., 2.496% to 2/13/2030, FLR (LIBOR - 3mo. + 0.99%) to 2/13/2031	9,824,000	10,030,242
Bank of America Corp., 2.676% to 6/19/2040, FLR (SOFR + 1.93%) to 6/19/2041	3,810,000	3,697,602
Bank of America Corp., 4.443%, 1/20/2048	5,696,000	7,061,810
Bank of America Corp., 6.5% to 10/23/2024, FLR (LIBOR - 3mo. + 4.174%) to 10/23/2049	3,843,000	4,352,197
Bank of America Corp., 6.1%, 12/29/2049	8,096,000	9,090,756
Bank of America Corp., 5.875% to 3/15/2028, FLR (LIBOR - 3mo. + 2.931%) to 12/31/2059	5,924,000	6,780,373
Barclays PLC, 4.972% to 5/16/2028, FLR (LIBOR - 3mo. + 1.902%) to 5/16/2029	3,191,000	3,736,586
Credit Suisse Group AG, 3.091% to 5/14/2031, FLR (SOFR + 1.73%) to 5/14/2032 (n)	1,689,000	1,740,095
Credit Suisse Group Fund (Guernsey) Ltd., 3.75%, 3/26/2025	3,021,000	3,276,898
Goldman Sachs Group, Inc., 2.6%, 2/07/2030	6,000,000	6,226,085
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
HSBC Holdings PLC, 4% to 9/09/2026, FLR (CMT - 1yr. + 3.222%) to 9/09/2169	$2,447,000	$ 2,486,764
HSBC Holdings PLC, 4.7% to 9/09/2031, FLR (CMT - 1yr. + 3.25%) to 9/09/2169	6,176,000	6,407,600
JPMorgan Chase & Co., 3.125%, 1/23/2025	211,000	226,426
JPMorgan Chase & Co., 3.509%, 1/23/2029	2,290,000	2,523,971
JPMorgan Chase & Co., 4.005% to 4/23/2028, FLR (LIBOR - 3mo. + 1.12%) to 4/23/2029	11,383,000	12,868,917
JPMorgan Chase & Co., 4.203% to 7/23/2028, FLR (LIBOR - 3mo. + 1.26%) to 7/23/2029	4,579,000	5,262,391
JPMorgan Chase & Co., 2.956% to 5/13/2030, FLR (SOFR + 2.515%) to 5/13/2031	4,435,000	4,658,997
Lloyds Bank PLC, 3.75%, 1/11/2027	5,328,000	5,884,689
Mitsubishi UFJ Financial Group, Inc., 2.048%, 7/17/2030	9,749,000	9,715,099
Morgan Stanley, 5.597% to 3/24/2050, FLR (SOFR + 4.84%) to 3/24/2051	4,557,000	6,782,291
Sumitomo Mitsui Financial Group, Inc., 2.13%, 7/08/2030	9,717,000	9,769,608
Sumitomo Mitsui Trust Bank Ltd., 0.85%, 3/25/2024 (n)	7,868,000	7,880,021
UBS Group AG, 4.375% to 2/10/2031, FLR (CMT - 1yr. + 3.313%) to 8/10/2069 (n)	7,084,000	7,237,723
UBS Group Funding (Jersey) Ltd., 4.125%, 9/24/2025 (n)	4,524,000	5,047,110
Wells Fargo & Co., 3.068% to 4/30/2040, FLR (SOFR + 2.53%) to 4/30/2041	4,381,000	4,493,518
Westpac Banking Corp., 2.894% to 2/4/2025, FLR (CMT - 5yr. + 1.35%) to 2/04/2030	5,356,000	5,555,083
		$161,714,836
Medical & Health Technology & Services – 2.7%
Alcon Finance Corp., 2.75%, 9/23/2026 (n)	$593,000	$ 627,555
Alcon, Inc., 2.6%, 5/27/2030 (n)	1,096,000	1,119,259
Charles River Laboratories International, Inc., 4%, 3/15/2031 (n)	3,905,000	4,062,489
CommonSpirit Health, 2.95%, 11/01/2022	6,666,000	6,881,172
DaVita, Inc., 4.625%, 6/01/2030 (n)	4,230,000	4,349,371
HCA, Inc., 5.25%, 6/15/2026	3,026,000	3,502,776
HCA, Inc., 5.625%, 9/01/2028	6,840,000	8,105,400
HCA, Inc., 4.125%, 6/15/2029	4,581,000	5,158,555
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045	2,056,000	2,464,522
Northwell Healthcare, Inc., 3.979%, 11/01/2046	1,503,000	1,701,520

MFS Total Return Bond Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – continued
ProMedica Toledo Hospital, “B”, 5.325%, 11/15/2028	$7,120,000	$ 8,404,583
ProMedica Toledo Hospital, “B”, AGM, 5.75%, 11/15/2038	2,562,000	3,118,586
Tower Health, 4.451%, 2/01/2050	6,211,000	5,248,295
		$54,744,083
Medical Equipment – 0.1%
Boston Scientific Corp., 4%, 3/01/2029	$1,837,000	$ 2,089,279
Metals & Mining – 0.8%
Anglo American Capital PLC, 2.25%, 3/17/2028 (n)	$2,504,000	$ 2,531,731
Anglo American Capital PLC, 2.875%, 3/17/2031 (n)	2,927,000	2,992,182
Glencore Funding LLC, 4.125%, 5/30/2023 (n)	2,796,000	2,973,928
Glencore Funding LLC, 2.85%, 4/27/2031 (n)	4,010,000	4,077,909
Novelis Corp., 5.875%, 9/30/2026 (n)	3,515,000	3,656,495
		$16,232,245
Midstream – 2.6%
Cheniere Energy Partners LP, 4.5%, 10/01/2029	$3,683,000	$ 3,959,225
Enbridge, Inc., 4.25%, 12/01/2026	7,640,000	8,605,668
Galaxy Pipeline Assets Bidco Ltd., 2.16%, 3/31/2034 (n)	7,022,000	6,890,680
Kinder Morgan (Delaware), Inc., 7.75%, 1/15/2032	6,350,000	9,109,544
Kinder Morgan Energy Partners LP, 6.375%, 3/01/2041	2,040,000	2,819,782
Kinder Morgan Energy Partners LP, 5.4%, 9/01/2044	2,612,000	3,279,490
ONEOK, Inc., 5.2%, 7/15/2048	5,104,000	6,254,323
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/2029	2,839,000	2,989,533
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028	2,675,000	3,020,958
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030	1,975,000	2,279,253
Targa Resources Partners LP/Targa Resources Finance Corp., 5.875%, 4/15/2026	3,333,000	3,500,683
		$52,709,139
Mortgage-Backed – 17.4%
Fannie Mae, 2.56%, 10/01/2021	$744,622	$ 744,448
Fannie Mae, 2.75%, 3/01/2022	1,033,821	1,045,925
Fannie Mae, 5.5%, 5/01/2022-4/01/2040	5,482,603	6,315,909
Fannie Mae, 6%, 8/01/2022-3/01/2039	1,376,833	1,616,902
Fannie Mae, 2.525%, 10/01/2022	1,655,889	1,684,520
Fannie Mae, 2.68%, 3/01/2023	1,594,880	1,638,538
Fannie Mae, 2.41%, 5/01/2023	1,859,602	1,909,667
Fannie Mae, 2.55%, 5/01/2023	951,851	979,340
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Fannie Mae, 5%, 7/01/2023-3/01/2042	$3,782,420	$ 4,302,413
Fannie Mae, 4.5%, 5/01/2024-6/01/2044	12,882,082	14,289,251
Fannie Mae, 3.5%, 5/25/2025-7/01/2046	10,830,640	11,626,999
Fannie Mae, 3.95%, 1/01/2027	331,651	372,160
Fannie Mae, 3%, 11/01/2028-8/01/2047	8,808,408	9,328,553
Fannie Mae, 2.5%, 11/01/2031-11/01/2046	1,039,104	1,080,751
Fannie Mae, 6.5%, 7/01/2032-1/01/2033	3,071	3,507
Fannie Mae, 3%, 2/25/2033 (i)	536,025	52,298
Fannie Mae, 4%, 12/01/2039-1/01/2047	20,445,176	22,364,309
Fannie Mae, 3.25%, 5/25/2040	217,148	234,704
Fannie Mae, 2%, 10/25/2040-4/25/2046	539,148	552,733
Fannie Mae, 4%, 7/25/2046 (i)	511,565	96,345
Fannie Mae, 3.5%, 12/01/2046 (f)	2,169,672	2,302,096
Fannie Mae, UMBS, 3.5%, 5/01/2049	352,177	375,049
Fannie Mae, UMBS, 2.5%, 2/01/2050-7/01/2050	6,138,956	6,408,450
Fannie Mae, UMBS, 2%, 1/01/2051-2/01/2051	720,894	730,172
Federal Home Loan Bank, 5%, 7/01/2035	1,147,657	1,314,977
Freddie Mac, 2.791%, 1/25/2022	4,135,268	4,173,452
Freddie Mac, 3.32%, 2/25/2023	3,956,000	4,127,504
Freddie Mac, 3.531%, 7/25/2023	2,401,000	2,540,507
Freddie Mac, 2.67%, 12/25/2024	2,784,000	2,956,595
Freddie Mac, 2.811%, 1/25/2025	4,169,000	4,448,980
Freddie Mac, 4%, 7/01/2025-4/01/2044	2,158,920	2,359,192
Freddie Mac, 4.5%, 7/01/2025-5/01/2042	3,277,987	3,634,646
Freddie Mac, 3.3%, 10/25/2026	2,958,000	3,280,448
Freddie Mac, 3%, 6/15/2028-2/25/2059	15,982,790	16,961,634
Freddie Mac, 4.06%, 10/25/2028	2,129,000	2,498,922
Freddie Mac, 1.218%, 7/25/2029 (i)	4,052,620	319,426
Freddie Mac, 1.268%, 8/25/2029 (i)	7,009,814	579,960
Freddie Mac, 1.984%, 4/25/2030 (i)	1,901,414	286,222
Freddie Mac, 5.5%, 5/01/2034-1/01/2038	238,340	275,314
Freddie Mac, 6%, 8/01/2034-7/01/2038	72,738	84,072
Freddie Mac, 5%, 11/01/2035-7/01/2041	1,292,747	1,470,766
Freddie Mac, 5.5%, 2/15/2036 (i)	108,402	19,856
Freddie Mac, 3.5%, 11/01/2037-10/25/2058	17,959,575	19,249,719
Freddie Mac, 4.5%, 12/15/2040 (i)	102,788	9,692
Freddie Mac, 4%, 8/15/2044 (i)	139,909	16,403
Freddie Mac, UMBS, 3%, 2/01/2050-6/01/2050	2,412,184	2,533,852

MFS Total Return Bond Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Ginnie Mae, 5.5%, 5/15/2033-1/20/2042	$1,289,080	$ 1,492,342
Ginnie Mae, 6%, 1/20/2036-1/15/2039	133,607	157,164
Ginnie Mae, 4.5%, 4/15/2039-9/20/2041	5,826,082	6,488,781
Ginnie Mae, 4%, 10/20/2040-3/20/2048	1,914,215	2,095,824
Ginnie Mae, 3.5%, 11/15/2040-9/20/2048	10,948,157	11,653,491
Ginnie Mae, 3%, 11/20/2044-6/20/2051	16,456,025	17,320,050
Ginnie Mae, 2.5%, 6/20/2051-7/20/2051	5,700,000	5,910,293
Ginnie Mae, TBA, 2.5%, 7/15/2051	10,825,000	11,202,184
Ginnie Mae, TBA, 3.5%, 7/15/2051	6,025,000	6,324,720
Ginnie Mae, TBA, 4%, 7/15/2051	5,325,000	5,623,075
Ginnie Mae, TBA, 2%, 7/21/2051	3,000,000	3,055,312
Ginnie Mae, TBA, 3%, 7/21/2051	2,525,000	2,634,532
UMBS, TBA, 3%, 7/19/2036-8/12/2051	11,950,000	12,482,761
UMBS, TBA, 1.5%, 7/25/2036-8/17/2036	6,125,000	6,194,465
UMBS, TBA, 2%, 7/25/2036-8/12/2051	63,750,000	64,490,443
UMBS, TBA, 2.5%, 7/25/2036-8/25/2051	33,700,000	34,890,253
		$355,212,868
Municipals – 2.7%
Bridgeview, IL, Stadium and Redevelopment Projects, AAC, 5.06%, 12/01/2025	$910,000	$ 935,422
Bridgeview, IL, Stadium and Redevelopment Projects, AAC, 5.14%, 12/01/2036	8,850,000	9,358,020
Escambia County, FL, Health Facilities Authority Rev. (Baptist Health Care Corp.), “B”, AGM, 3.607%, 8/15/2040	1,295,000	1,327,957
New Jersey Economic Development Authority State Pension Funding Rev., “A”, NPFG, 7.425%, 2/15/2029	8,019,000	10,399,379
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, “B”, AGM, 0%, 2/15/2023	13,215,000	13,134,416
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “C”, 5.45%, 8/15/2028	3,770,000	4,215,451
Philadelphia, PA, School District, “B”, AGM, 6.615%, 6/01/2030	3,250,000	4,205,135
Philadelphia, PA, School District, “B”, AGM, 6.765%, 6/01/2040	2,195,000	3,192,471
State of Florida, “A”, 2.154%, 7/01/2030	7,272,000	7,413,974
		$54,182,225
Issuer	Shares/Par	Value ($)
Bonds – continued
Natural Gas - Distribution – 0.7%
Boston Gas Co., 3.15%, 8/01/2027 (n)	$9,122,000	$ 9,780,546
NiSource, Inc., 3.6%, 5/01/2030	4,171,000	4,618,160
		$14,398,706
Network & Telecom – 0.4%
Verizon Communications, Inc., 2.1%, 3/22/2028	$1,510,000	$ 1,541,582
Verizon Communications, Inc., 2.55%, 3/21/2031	2,832,000	2,894,658
Verizon Communications, Inc., 4.272%, 1/15/2036	2,647,000	3,149,467
		$7,585,707
Oils – 0.3%
Marathon Petroleum Corp., 4.75%, 9/15/2044	$2,350,000	$ 2,776,611
Marathon Petroleum Corp., 5.85%, 12/15/2045	2,507,000	3,270,721
		$6,047,332
Other Banks & Diversified Financials – 1.0%
Bangkok Bank (Hong Kong), 3.733% to 9/25/2029, FLR (CMT - 5yr. + 1.9%) to 9/25/2034 (n)	$5,693,000	$ 5,900,624
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/2022 (n)	2,570,000	2,728,826
Branch Banking & Trust Co., 2.25%, 3/11/2030	910,000	923,207
Groupe BPCE S.A., 4.5%, 3/15/2025 (n)	5,458,000	6,013,614
Macquarie Bank Ltd. of London, 6.125% to 3/08/2027, FLR (Swap Rate - 5yr. + 4.332%) to 12/31/2165 (n)	4,694,000	5,134,062
		$20,700,333
Real Estate - Apartment – 0.1%
Mid-America Apartment Communities, Inc., REIT, 4.3%, 10/15/2023	$2,217,000	$ 2,380,339
Real Estate - Healthcare – 0.1%
MPT Operating Partnership LP/MPT Financial Co., REIT, 5%, 10/15/2027	$2,569,000	$ 2,723,371
Real Estate - Office – 0.4%
Boston Properties, Inc., REIT, 2.55%, 4/01/2032	$7,238,000	$ 7,282,862
Retailers – 0.2%
MercadoLibre, Inc., 3.125%, 1/14/2031	$5,002,000	$ 4,902,160
Specialty Chemicals – 0.1%
Univar Solutions USA, Inc., 5.125%, 12/01/2027 (n)	$1,165,000	$ 1,224,706

MFS Total Return Bond Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Specialty Stores – 0.3%
Penske Automotive Group Co., 3.75%, 6/15/2029	$5,155,000	$ 5,187,174
TJX Cos., Inc., 3.875%, 4/15/2030	661,000	757,682
		$5,944,856
Telecommunications - Wireless – 2.2%
American Tower Corp., REIT, 3.55%, 7/15/2027	$11,856,000	$ 13,023,963
American Tower Corp., REIT, 3.8%, 8/15/2029	1,403,000	1,563,251
American Tower Corp., REIT, 3.1%, 6/15/2050	1,269,000	1,239,791
Crown Castle International Corp., 3.7%, 6/15/2026	2,255,000	2,479,735
Crown Castle International Corp., 4%, 3/01/2027	820,000	917,651
Crown Castle International Corp., 3.8%, 2/15/2028	3,824,000	4,248,771
Crown Castle International Corp., 3.25%, 1/15/2051	947,000	941,394
SBA Communications Corp., 3.875%, 2/15/2027	5,059,000	5,195,112
SBA Communications Corp., 3.125%, 2/01/2029 (n)	4,025,000	3,880,366
T-Mobile USA, Inc., 2.55%, 2/15/2031	8,138,000	8,229,146
T-Mobile USA, Inc., 2.875%, 2/15/2031	1,557,000	1,545,322
T-Mobile USA, Inc., 4.375%, 4/15/2040	1,357,000	1,590,811
		$44,855,313
Tobacco – 0.3%
B.A.T. Capital Corp., 3.222%, 8/15/2024	$5,968,000	$ 6,338,969
Transportation - Services – 0.4%
Element Fleet Management Corp., 1.6%, 4/06/2024 (n)	$3,162,000	$ 3,213,442
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	3,603,000	5,375,206
		$8,588,648
U.S. Government Agencies and Equivalents – 1.3%
Small Business Administration, 4.93%, 1/01/2024	$2,767	$ 2,867
Small Business Administration, 4.34%, 3/01/2024	5,902	6,093
Small Business Administration, 4.99%, 9/01/2024	4,961	5,175
Small Business Administration, 4.86%, 1/01/2025	12,636	13,211
Small Business Administration, 4.625%, 2/01/2025	13,616	14,232
Small Business Administration, 5.11%, 4/01/2025	6,549	6,906
Small Business Administration, 4.43%, 5/01/2029	172,663	189,196
Small Business Administration, 3.21%, 9/01/2030	2,444,107	2,594,280
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Government Agencies and Equivalents – continued
Small Business Administration, 3.25%, 11/01/2030	$208,124	$ 221,555
Small Business Administration, 2.85%, 9/01/2031	513,513	539,265
Small Business Administration, 2.37%, 8/01/2032	353,118	365,937
Small Business Administration, 2.13%, 1/01/2033	1,645,926	1,698,342
Small Business Administration, 2.21%, 2/01/2033	474,732	494,394
Small Business Administration, 2.22%, 3/01/2033	1,567,474	1,620,345
Small Business Administration, 2.08%, 4/01/2033	2,475,419	2,560,729
Small Business Administration, 2.45%, 6/01/2033	2,602,377	2,706,607
Small Business Administration, 3.15%, 7/01/2033	3,953,759	4,224,378
Small Business Administration, 3.16%, 8/01/2033	4,190,020	4,476,421
Small Business Administration, 3.62%, 9/01/2033	3,828,607	4,147,390
		$25,887,323
U.S. Treasury Obligations – 11.4%
U.S. Treasury Bonds, 1.375%, 11/15/2040	$43,300,000	$ 38,895,578
U.S. Treasury Bonds, 2.375%, 11/15/2049	18,550,000	19,752,852
U.S. Treasury Notes, 0.125%, 12/31/2022	95,500,000	95,417,929
U.S. Treasury Notes, 0.375%, 12/31/2025	80,000,000	78,484,375
		$232,550,734
Utilities - Electric Power – 2.7%
AEP Transmission Co. LLC, 3.1%, 12/01/2026	$2,375,000	$ 2,578,480
Calpine Corp., 3.75%, 3/01/2031 (n)	6,120,000	5,828,382
Clearway Energy Operating LLC, 4.75%, 3/15/2028 (n)	6,630,000	6,953,212
Enel Finance International N.V., 3.625%, 5/25/2027 (n)	7,124,000	7,825,400
Enel Finance International N.V., 3.5%, 4/06/2028 (n)	5,692,000	6,232,187
FirstEnergy Corp., 5.35%, 7/15/2047	6,088,000	7,305,600
FirstEnergy Corp., 3.4%, 3/01/2050	2,429,000	2,374,348
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	4,238,000	4,301,956
NextEra Energy Operating Co., 4.5%, 9/15/2027 (n)	1,685,000	1,823,423
Pacific Gas & Electric Co., 3%, 6/15/2028	2,630,000	2,641,830
Pacific Gas & Electric Co., 3.3%, 8/01/2040	8,840,000	7,983,166
		$55,847,984

MFS Total Return Bond Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Gas – 0.1%
East Ohio Gas Co., 3%, 6/15/2050 (n)	$1,443,000	$ 1,428,932
Total Bonds (Identified Cost, $1,894,979,512)		$ 1,972,451,058
Investment Companies (h) – 9.9%
Money Market Funds – 9.9%
MFS Institutional Money Market Portfolio, 0.02% (v) (Identified Cost, $201,562,587)	201,562,587	$ 201,562,587
Other Assets, Less Liabilities – (6.6)%		(133,975,685)
Net Assets – 100.0%		$ 2,040,037,960
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $201,562,587 and $1,972,451,058, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $581,434,739, representing 28.5% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
Bancorp Commercial Mortgage Trust, 2017-CRE2, “B”, FLR, 1.672% (LIBOR - 1mo. + 1.6%), 8/15/2032	2/15/19	$2,303,495	$2,314,543
% of Net assets			0.1%

The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FGIC	Financial Guaranty Insurance Co.
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security

MFS Total Return Bond Series
Portfolio of Investments (unaudited) – continued
Derivative Contracts at 6/30/21
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Ultra Bond	Long	USD	662	$127,559,125	September – 2021	$4,955,531
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	352	$77,552,750	September – 2021	$(137,763)
U.S. Treasury Ultra Note 10 yr	Short	USD	691	101,717,360	September – 2021	(1,371,742)
						$(1,509,505)
At June 30, 2021, the fund had cash collateral of $1,688,281 and other liquid securities with an aggregate value of $4,554,000 to cover any collateral or margin obligations for certain derivative contracts. Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.
See Notes to Financial Statements

MFS Total Return Bond Series
Financial Statements	Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/21 Assets
Investments in unaffiliated issuers, at value (identified cost, $1,894,979,512)	$1,972,451,058
Investments in affiliated issuers, at value (identified cost, $201,562,587)	201,562,587
Cash	851,430
Deposits with brokers for
Futures contracts	1,688,281
Receivables for
Net daily variation margin on open futures contracts	418,328
Investments sold	2,075,851
TBA sale commitments	25,020,875
Fund shares sold	167,690
Interest	11,991,628
Other assets	5,111
Total assets	$2,216,232,839
Liabilities
Payables for
Investments purchased	$2,920,614
TBA purchase commitments	172,042,885
Fund shares reacquired	945,177
Payable to affiliates
Investment adviser	54,407
Administrative services fee	1,513
Shareholder servicing costs	423
Distribution and/or service fees	14,874
Accrued expenses and other liabilities	214,986
Total liabilities	$176,194,879
Net assets	$2,040,037,960
Net assets consist of
Paid-in capital	$1,878,894,685
Total distributable earnings (loss)	161,143,275
Net assets	$2,040,037,960
Shares of beneficial interest outstanding	147,348,222
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$953,295,203	68,132,905	$13.99
Service Class	1,086,742,757	79,215,317	13.72
See Notes to Financial Statements

MFS Total Return Bond Series
Financial Statements	Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/21
Net investment income (loss)
Income
Interest	$26,929,603
Dividends from affiliated issuers	48,294
Other	250
Total investment income	$26,978,147
Expenses
Management fee	$4,979,335
Distribution and/or service fees	1,335,300
Shareholder servicing costs	24,690
Administrative services fee	132,860
Independent Trustees' compensation	14,866
Custodian fee	49,250
Shareholder communications	56,817
Audit and tax fees	39,355
Legal fees	7,493
Miscellaneous	49,095
Total expenses	$6,689,061
Reduction of expenses by investment adviser	(119,068)
Net expenses	$6,569,993
Net investment income (loss)	$20,408,154
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$15,155,037
Futures contracts	(4,353,750)
Foreign currency	(166,881)
Net realized gain (loss)	$10,634,406
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(52,892,342)
Affiliated issuers	1
Futures contracts	3,206,357
Forward foreign currency exchange contracts	384,133
Translation of assets and liabilities in foreign currencies	(215,677)
Net unrealized gain (loss)	$(49,517,528)
Net realized and unrealized gain (loss)	$(38,883,122)
Change in net assets from operations	$(18,474,968)
See Notes to Financial Statements

MFS Total Return Bond Series
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/21 (unaudited)	12/31/20
Change in net assets
From operations
Net investment income (loss)	$20,408,154	$49,347,183
Net realized gain (loss)	10,634,406	45,995,015
Net unrealized gain (loss)	(49,517,528)	51,345,923
Change in net assets from operations	$(18,474,968)	$146,688,121
Total distributions to shareholders	$—	$(63,395,758)
Change in net assets from fund share transactions	$47,162,438	$(116,126,286)
Total change in net assets	$28,687,470	$(32,833,923)
Net assets
At beginning of period	2,011,350,490	2,044,184,413
At end of period	$2,040,037,960	$2,011,350,490
See Notes to Financial Statements

MFS Total Return Bond Series
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/21 (unaudited)	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$14.12	$13.48	$12.65	$13.22	$13.09	$13.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.37	$0.42	$0.39	$0.36	$0.40(c)
Net realized and unrealized gain (loss)	(0.28)	0.76	0.87	(0.53)	0.22	0.16
Total from investment operations	$(0.13)	$1.13	$1.29	$(0.14)	$0.58	$0.56
Less distributions declared to shareholders
From net investment income	$—	$(0.49)	$(0.46)	$(0.43)	$(0.45)	$(0.47)
Net asset value, end of period (x)	$13.99	$14.12	$13.48	$12.65	$13.22	$13.09
Total return (%) (k)(r)(s)(x)	(0.92)(n)	8.47	10.21	(1.09)	4.46	4.23(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.54(a)	0.54	0.54	0.54	0.54	0.53(c)
Expenses after expense reductions (f)	0.53(a)	0.53	0.53	0.53	0.53	0.52(c)
Net investment income (loss)	2.18(a)	2.71	3.14	3.04	2.70	2.98(c)
Portfolio turnover	87(n)	112	79	48	47	37
Net assets at end of period (000 omitted)	$953,295	$921,342	$939,179	$862,752	$997,415	$986,877
Service Class	Six months ended	Year ended
	6/30/21 (unaudited)	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$13.86	$13.24	$12.43	$12.99	$12.87	$12.78
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.33	$0.38	$0.35	$0.32	$0.36(c)
Net realized and unrealized gain (loss)	(0.27)	0.74	0.85	(0.52)	0.22	0.16
Total from investment operations	$(0.14)	$1.07	$1.23	$(0.17)	$0.54	$0.52
Less distributions declared to shareholders
From net investment income	$—	$(0.45)	$(0.42)	$(0.39)	$(0.42)	$(0.43)
Net asset value, end of period (x)	$13.72	$13.86	$13.24	$12.43	$12.99	$12.87
Total return (%) (k)(r)(s)(x)	(1.01)(n)	8.17	9.92	(1.33)	4.18	4.01(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.79(a)	0.79	0.79	0.79	0.79	0.78(c)
Expenses after expense reductions (f)	0.78(a)	0.78	0.78	0.78	0.78	0.77(c)
Net investment income (loss)	1.93(a)	2.46	2.89	2.79	2.45	2.73(c)
Portfolio turnover	87(n)	112	79	48	47	37
Net assets at end of period (000 omitted)	$1,086,743	$1,090,009	$1,105,005	$1,137,033	$1,449,260	$1,457,118

See Notes to Financial Statements

MFS Total Return Bond Series
Financial Highlights - continued
(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

MFS Total Return Bond Series
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Total Return Bond Series (the fund) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Certain of the fund's investments, derivatives, debt and other contracts may be based on reference interest rates such as the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, derivatives, debt and other contracts that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to disregard the GAAP accounting requirements around certain contract modifications resulting from the LIBOR transition such that for contracts considered in scope, the fund can account for those modified contracts as a continuation of the existing contracts.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Debt instruments sold short are generally valued at an evaluated or composite mean as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

MFS Total Return Bond Series
Notes to Financial Statements (unaudited) - continued
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of June 30, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$258,438,057	$—	$258,438,057
Non - U.S. Sovereign Debt	—	21,983,060	—	21,983,060
Municipal Bonds	—	54,182,225	—	54,182,225
U.S. Corporate Bonds	—	645,761,854	—	645,761,854
Residential Mortgage-Backed Securities	—	365,676,650	—	365,676,650
Commercial Mortgage-Backed Securities	—	199,405,307	—	199,405,307
Asset-Backed Securities (including CDOs)	—	181,794,994	—	181,794,994
Foreign Bonds	—	245,208,911	—	245,208,911
Mutual Funds	201,562,587	—	—	201,562,587
Total	$201,562,587	$1,972,451,058	$—	$2,174,013,645
Other Financial Instruments
Futures Contracts – Assets	$4,955,531	$—	$—	$4,955,531
Futures Contracts – Liabilities	(1,509,505)	—	—	(1,509,505)
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

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Notes to Financial Statements (unaudited) - continued
The derivative instruments used by the fund during the period were futures contracts and forward foreign currency exchange contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2021 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$4,955,531	$(1,509,505)
(a) Values presented in this table for futures contracts correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts is separately reported within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2021 as reported in the Statement of Operations:
Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts
Interest Rate	$(4,353,750)	$—
Foreign Exchange	—	(166,881)
Total	$(4,353,750)	$(166,881)
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended June 30, 2021 as reported in the Statement of Operations:
Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts
Interest Rate	$3,206,357	$—
Foreign Exchange	—	384,133
Total	$3,206,357	$384,133
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted

MFS Total Return Bond Series
Notes to Financial Statements (unaudited) - continued
cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Some securities may be purchased or sold on an extended settlement basis, which means that the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. Interest income is recorded on the accrual basis.
Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be

MFS Total Return Bond Series
Notes to Financial Statements (unaudited) - continued
difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.
The fund may purchase or sell mortgage-backed securities on a “To Be Announced” (TBA) basis. A TBA transaction is subject to extended settlement and typically does not designate the actual security to be delivered, but instead includes an approximate principal amount. The price of the TBA security and the date that it will be settled are fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and no interest accrues to the fund until settlement takes place. TBA purchase and sale commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy and included in TBA purchase and TBA sale commitments in the Statement of Assets and Liabilities. Losses may arise as a result of changes in the value of the TBA investment prior to settlement date or due to counterparty non-performance. At the time that it enters into a TBA transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
The fund may also enter into mortgage dollar rolls, typically TBA dollar rolls, in which the fund sells TBA mortgage-backed securities to financial institutions and simultaneously agrees to repurchase similar (same issuer, type and coupon) securities at a later date at an agreed-upon price. During the period between the sale and repurchase, the fund will not be entitled to receive interest and principal payments on the securities sold. The fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. Dollar roll transactions involve the risk that the market value of the securities that the fund is required to purchase may decline below the agreed upon repurchase price of those securities.
To mitigate the counterparty credit risk on TBA transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to amortization and accretion of debt securities.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/20
Ordinary income (including any short-term capital gains)	$63,395,758

MFS Total Return Bond Series
Notes to Financial Statements (unaudited) - continued
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/21
Cost of investments	$2,100,070,543
Gross appreciation	82,581,963
Gross depreciation	(8,638,861)
Net unrealized appreciation (depreciation)	$73,943,102
As of 12/31/20
Undistributed ordinary income	52,720,492
Undistributed long-term capital gain	147,479
Other temporary differences	215,677
Net unrealized appreciation (depreciation)	126,534,595
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/21	Year ended 12/31/20
Initial Class	$—	$29,795,683
Service Class	—	33,600,075
Total	$—	$63,395,758
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $2.5 billion	0.50%
In excess of $2.5 billion and up to $5 billion	0.45%
In excess of $5 billion	0.40%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. For the six months ended June 30, 2021, this management fee reduction amounted to $119,068, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2021 was equivalent to an annual effective rate of 0.49% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2021, the fee was $24,051, which equated to 0.0024% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2021, these costs amounted to $639.

MFS Total Return Bond Series
Notes to Financial Statements (unaudited) - continued
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2021 was equivalent to an annual effective rate of 0.0133% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended June 30, 2021, the fund engaged in purchase transactions pursuant to this policy, which amounted to $27,207.
(4)  Portfolio Securities
For the six months ended June 30, 2021, purchases and sales of investments, other than short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$1,525,543,521	$1,390,207,660
Non-U.S. Government securities	270,396,620	318,171,279
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/21		Year ended 12/31/20
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	6,694,358	$93,055,275	13,168,136	$181,339,136
Service Class	6,785,459	92,095,544	10,980,723	150,262,829
	13,479,817	$185,150,819	24,148,859	$331,601,965
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	2,116,668	$29,167,687
Service Class	—	—	2,481,542	33,600,075
	—	$—	4,598,210	$62,767,762
Shares reacquired
Initial Class	(3,829,834)	$(53,255,047)	(19,695,908)	$(267,503,154)
Service Class	(6,224,926)	(84,733,334)	(18,285,133)	(242,992,859)
	(10,054,760)	$(137,988,381)	(37,981,041)	$(510,496,013)
Net change
Initial Class	2,864,524	$39,800,228	(4,411,104)	$(56,996,331)
Service Class	560,533	7,362,210	(4,822,868)	(59,129,955)
	3,425,057	$47,162,438	(9,233,972)	$(116,126,286)
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio and the MFS Conservative Allocation Portfolio were the owners of record of approximately 8% and 3%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Growth Allocation Portfolio was the owner of record of less than 1% of the value of the outstanding voting shares of the fund.

MFS Total Return Bond Series
Notes to Financial Statements (unaudited) - continued
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit of which $1 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2021, the fund’s commitment fee and interest expense were $3,997 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$160,402,627	$384,266,844	$343,106,885	$—	$1	$201,562,587
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$48,294	$—
(8)  Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.

MFS Total Return Bond Series
Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its April 2021 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2020 to December 31, 2020 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.

MFS Total Return Bond Series
Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at  mfs.com/vit1 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
FURTHER INFORMATION
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/vit1 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

Semiannual Report
June 30, 2021
MFS®  Research Series
MFS® Variable Insurance Trust
VFR-SEM

MFS® Research Series
The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK OR CREDIT UNION GUARANTEE  •
NOT A DEPOSIT  •  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Research Series
LETTER FROM THE CEO
Dear Contract Owners:
After experiencing dramatic swings in the early days of the coronavirus pandemic, global equity markets have performed strongly over the past year. Though the speedy development of vaccines brightened the economic and market outlook, uncertainty remains as new variants of the virus appear, and questions persist over how fast vaccines can be made widely available in the developing world.
Global central banks have taken aggressive steps to cushion the economic and market fallout related to the virus, and governments are deploying unprecedented levels of fiscal support. Having passed a $1.9 trillion stimulus package in March, the U.S. Congress could approve additional stimulus later this year, some of it focused on infrastructure. Along with extraordinary government expenditures, pent-up consumer demand fueled a surge in economic activity as coronavirus restrictions were eased, pushing up inflation, at least temporarily. Markets initially reacted by pushing up yields on global government bonds, though some of the rate rise has since been corrected.
A spirited debate is underway among investors over whether the current price pressures will persist or prove to be temporary, caused by pandemic-induced bottlenecks. The policy measures put in place to counteract the pandemic's effects have helped build a supportive environment and are encouraging economic recovery; however, if markets disconnect from fundamentals, they can sow the seeds of instability. As such, recent dramatic increases in speculative trading in cryptocurrencies, special purpose acquisition companies (SPACs), and the like bear watching.
In the aftermath of the crisis, we could see societal changes as households, businesses, and governments adjust to a new reality, and any such alterations could affect the investment landscape. For investors, events such as the COVID-19 outbreak demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating the increasing complexity of global markets and economies. Guided by our long-term philosophy and adhering to our commitment to sustainable investing, we tune out the noise and aim to uncover what we believe are the best, most durable investment opportunities in the market. Our unique global investment platform combines collective expertise, long-term discipline, and thoughtful risk management to create sustainable value for investors.
Respectfully,
Michael W. Roberge
Chief Executive Officer
MFS Investment Management
August 13, 2021
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

MFS Research Series
Portfolio Composition
Portfolio structure
Top ten holdings
Microsoft Corp.	6.8%
Amazon.com, Inc.	4.9%
Alphabet, Inc., “A”	4.7%
Facebook, Inc., “A”	3.0%
Apple, Inc.	2.9%
Adobe Systems, Inc.	2.2%
Visa, Inc., “A”	2.2%
salesforce.com, inc.	1.7%
Bank of America Corp.	1.7%
Goldman Sachs Group, Inc.	1.5%
Global equity sectors (k)
Technology	32.3%
Financial Services	14.1%
Consumer Cyclicals	13.4%
Capital Goods	13.4%
Health Care	13.1%
Energy	5.0%
Consumer Staples	4.9%
Telecommunications/Cable Television (s)	3.4%

(k)	The sectors set forth above and the associated portfolio composition are based on MFS’ own custom sector classification methodology.
(s)	Includes securities sold short.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of June 30, 2021.
The portfolio is actively managed and current holdings may be different.
2

MFS Research Series
Expense Table
Fund Expenses Borne by the Contract Holders during the Period,
January 1, 2021 through June 30, 2021
As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2021 through June 30, 2021.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight the fund's ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.
Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/21	Ending Account Value 6/30/21	Expenses Paid During Period (p) 1/01/21-6/30/21
Initial Class	Actual	0.78%	$1,000.00	$1,146.64	$4.15
	Hypothetical (h)	0.78%	$1,000.00	$1,020.93	$3.91
Service Class	Actual	1.03%	$1,000.00	$1,145.33	$5.48
	Hypothetical (h)	1.03%	$1,000.00	$1,019.69	$5.16
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class's annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
Notes to Expense Table
Expense ratios include 0.01% of investment related expenses from short sales (See Note 2 of the Notes to Financial Statements) that are outside of the expense limitation arrangement (See Note 3 of the Notes to Financial Statements).
3

MFS Research Series
Portfolio of Investments − 6/30/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.9%
Aerospace & Defense – 3.5%
Honeywell International, Inc.	41,119	$ 9,019,452
Howmet Aerospace, Inc. (a)	82,295	2,836,709
L3Harris Technologies, Inc.	23,448	5,068,285
Northrop Grumman Corp.	9,984	3,628,485
Raytheon Technologies Corp.	78,209	6,672,010
		$27,224,941
Alcoholic Beverages – 0.6%
Constellation Brands, Inc., “A”	18,367	$ 4,295,858
Apparel Manufacturers – 1.3%
NIKE, Inc., “B”	65,701	$ 10,150,147
Biotechnology – 1.3%
Illumina, Inc. (a)	8,744	$ 4,137,748
Vertex Pharmaceuticals, Inc. (a)	30,386	6,126,729
		$10,264,477
Broadcasting – 0.2%
Discovery Communications, Inc., “C” (a)	64,224	$ 1,861,211
Brokerage & Asset Managers – 2.0%
Cboe Global Markets, Inc.	32,985	$ 3,926,864
Charles Schwab Corp.	161,844	11,783,862
		$15,710,726
Business Services – 3.7%
Accenture PLC, “A”	23,023	$ 6,786,950
Fidelity National Information Services, Inc.	59,510	8,430,782
Fiserv, Inc. (a)	66,965	7,157,889
Global Payments, Inc.	32,662	6,125,431
		$28,501,052
Cable TV – 1.6%
Cable One, Inc.	1,311	$ 2,507,694
Charter Communications, Inc., “A” (a)	13,338	9,622,700
		$12,130,394
Chemicals – 0.4%
FMC Corp.	31,538	$ 3,412,412
Computer Software – 12.1%
Adobe Systems, Inc. (a)	29,011	$ 16,990,002
Atlassian Corp. PLC, “A” (a)	15,703	4,033,473
Cadence Design Systems, Inc. (a)	50,859	6,958,528
Microsoft Corp. (s)	196,579	53,253,251
salesforce.com, inc. (a)	53,653	13,105,818
		$94,341,072
Computer Software - Systems – 4.9%
Apple, Inc.	165,319	$ 22,642,090
Constellation Software, Inc.	3,540	5,361,432
EPAM Systems, Inc. (a)	11,207	5,726,329
TransUnion	42,628	4,680,981
		$38,410,832
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 2.8%
AvalonBay Communities, Inc., REIT	9,736	$ 2,031,806
AZEK Co. LLC (a)	66,861	2,838,918
Masco Corp.	71,960	4,239,164
Otis Worldwide Corp.	53,882	4,405,931
Sherwin-Williams Co.	17,583	4,790,488
Vulcan Materials Co.	20,903	3,638,585
		$21,944,892
Consumer Products – 1.2%
Colgate-Palmolive Co.	65,735	$ 5,347,542
Kimberly-Clark Corp.	31,718	4,243,234
		$9,590,776
Electrical Equipment – 1.6%
Johnson Controls International PLC	87,136	$ 5,980,144
Sensata Technologies Holding PLC (a)	60,999	3,536,112
TE Connectivity Ltd.	22,743	3,075,081
		$12,591,337
Electronics – 3.3%
Applied Materials, Inc.	75,260	$ 10,717,024
Lam Research Corp.	11,291	7,347,054
NXP Semiconductors N.V.	39,029	8,029,046
		$26,093,124
Energy - Independent – 2.0%
ConocoPhillips	105,218	$ 6,407,776
Diamondback Energy, Inc.	25,036	2,350,630
Pioneer Natural Resources Co.	25,075	4,075,189
Valero Energy Corp.	32,942	2,572,112
		$15,405,707
Food & Beverages – 2.4%
Hostess Brands, Inc. (a)	140,850	$ 2,280,361
Mondelez International, Inc.	96,039	5,996,675
Oatly Group AB, ADR (a)	85,082	2,081,106
PepsiCo, Inc.	53,992	7,999,995
		$18,358,137
Food & Drug Stores – 1.2%
Wal-Mart Stores, Inc.	67,349	$ 9,497,556
Gaming & Lodging – 0.5%
Penn National Gaming, Inc. (a)	15,753	$ 1,204,947
Wyndham Hotels & Resorts, Inc.	38,151	2,757,936
		$3,962,883
General Merchandise – 0.9%
Dollar General Corp.	32,362	$ 7,002,813
Health Maintenance Organizations – 1.6%
Cigna Corp.	31,116	$ 7,376,670
Humana, Inc.	12,160	5,383,475
		$12,760,145

4

MFS Research Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – 2.7%
Aon PLC	44,670	$ 10,665,409
Chubb Ltd.	40,021	6,360,938
Reinsurance Group of America, Inc.	29,994	3,419,316
Willis Towers Watson PLC	3,061	704,091
		$21,149,754
Internet – 7.7%
Alphabet, Inc., “A” (a)(s)	14,948	$ 36,499,877
Facebook, Inc., “A” (a)	67,625	23,513,889
		$60,013,766
Leisure & Toys – 1.0%
Electronic Arts, Inc.	55,479	$ 7,979,545
Machinery & Tools – 2.0%
Ingersoll Rand, Inc. (a)	113,076	$ 5,519,239
Roper Technologies, Inc.	13,945	6,556,939
Trane Technologies PLC	17,978	3,310,469
		$15,386,647
Major Banks – 4.3%
Bank of America Corp.	316,494	$ 13,049,048
Goldman Sachs Group, Inc.	31,550	11,974,172
PNC Financial Services Group, Inc.	46,023	8,779,347
		$33,802,567
Medical & Health Technology & Services – 1.7%
ICON PLC (a)	24,364	$ 5,036,283
Laboratory Corp. of America Holdings (a)	15,259	4,209,195
McKesson Corp.	20,838	3,985,059
		$13,230,537
Medical Equipment – 4.8%
Becton, Dickinson and Co.	23,923	$ 5,817,834
Boston Scientific Corp. (a)	166,503	7,119,668
Danaher Corp.	43,491	11,671,245
Medtronic PLC	69,950	8,682,893
STERIS PLC	19,085	3,937,236
		$37,228,876
Natural Gas - Pipeline – 0.5%
Enterprise Products Partners LP	153,675	$ 3,708,178
Network & Telecom – 0.6%
Equinix, Inc., REIT	5,828	$ 4,677,553
Other Banks & Diversified Financials – 3.9%
Northern Trust Corp.	47,855	$ 5,532,995
Truist Financial Corp.	149,556	8,300,358
Visa, Inc., “A”	72,445	16,939,090
		$30,772,443
Pharmaceuticals – 3.7%
Eli Lilly & Co.	33,016	$ 7,577,832
Johnson & Johnson	41,426	6,824,519
Merck & Co., Inc.	111,529	8,673,610
Organon & Co. (a)	11,153	337,490
Zoetis, Inc.	28,904	5,386,550
		$28,800,001
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Railroad & Shipping – 1.3%
Canadian Pacific Railway Ltd.	85,614	$ 6,584,573
Kansas City Southern Co.	13,178	3,734,250
		$10,318,823
Real Estate – 1.1%
Extra Space Storage, Inc., REIT	26,841	$ 4,397,093
STORE Capital Corp., REIT	126,695	4,372,244
		$8,769,337
Restaurants – 1.5%
Starbucks Corp.	75,444	$ 8,435,394
Wendy's Co.	142,955	3,348,006
		$11,783,400
Specialty Chemicals – 1.8%
Air Products & Chemicals, Inc.	15,374	$ 4,422,792
Axalta Coating Systems Ltd. (a)	130,604	3,982,116
DuPont de Nemours, Inc.	67,209	5,202,649
		$13,607,557
Specialty Stores – 6.7%
Amazon.com, Inc. (a)(s)	11,071	$ 38,086,011
Home Depot, Inc.	26,091	8,320,159
Ross Stores, Inc.	47,448	5,883,552
		$52,289,722
Telecommunications - Wireless – 2.1%
SBA Communications Corp., REIT	31,368	$ 9,996,982
T-Mobile USA, Inc. (a)	46,279	6,702,587
		$16,699,569
Tobacco – 0.8%
Philip Morris International, Inc.	60,393	$ 5,985,550
Utilities - Electric Power – 2.6%
American Electric Power Co., Inc.	34,761	$ 2,940,433
Duke Energy Corp.	56,250	5,553,000
NextEra Energy, Inc.	72,214	5,291,842
PG&E Corp. (a)	239,310	2,433,783
Southern Co.	70,171	4,246,047
		$20,465,105
Total Common Stocks (Identified Cost, $403,747,300)		$780,179,422
Investment Companies (h) – 0.5%
Money Market Funds – 0.5%
MFS Institutional Money Market Portfolio, 0.02% (v) (Identified Cost, $3,655,781)	3,655,789	$ 3,655,790
Securities Sold Short – (0.3)%
Telecommunications - Wireless – (0.3)%
Crown Castle International Corp., REIT (Proceeds Received, $1,060,166)	(12,776)	$ (2,492,598)
Other Assets, Less Liabilities – (0.1)%		(633,592)
Net Assets – 100.0%		$780,709,022

5

MFS Research Series
Portfolio of Investments (unaudited) – continued
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $3,655,790 and $780,179,422, respectively.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
At June 30, 2021, the fund had cash collateral of $20,823 and other liquid securities with an aggregate value of $6,545,947 to cover any collateral or margin obligations for securities sold short. Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.
See Notes to Financial Statements
6

MFS Research Series
Financial Statements	Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/21 Assets
Investments in unaffiliated issuers, at value (identified cost, $403,747,300)	$780,179,422
Investments in affiliated issuers, at value (identified cost, $3,655,781)	3,655,790
Cash	10,806
Deposits with brokers for
Securities sold short	20,823
Receivables for
Fund shares sold	109,711
Dividends	559,799
Other assets	2,140
Total assets	$784,538,491
Liabilities
Payables for
Securities sold short, at value (proceeds received, $1,060,166)	$2,492,598
Fund shares reacquired	1,189,192
Payable to affiliates
Investment adviser	18,619
Administrative services fee	617
Shareholder servicing costs	484
Distribution and/or service fees	5,420
Accrued expenses and other liabilities	122,539
Total liabilities	$3,829,469
Net assets	$780,709,022
Net assets consist of
Paid-in capital	$325,425,921
Total distributable earnings (loss)	455,283,101
Net assets	$780,709,022
Shares of beneficial interest outstanding	20,897,534
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$385,063,154	10,215,971	$37.69
Service Class	395,645,868	10,681,563	37.04
See Notes to Financial Statements
7

MFS Research Series
Financial Statements	Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/21
Net investment income (loss)
Income
Dividends	$4,400,235
Other	19,230
Dividends from affiliated issuers	1,276
Foreign taxes withheld	(11,695)
Total investment income	$4,409,046
Expenses
Management fee	$2,840,559
Distribution and/or service fees	477,143
Shareholder servicing costs	18,038
Administrative services fee	53,882
Independent Trustees' compensation	6,331
Custodian fee	18,397
Shareholder communications	25,847
Audit and tax fees	30,355
Legal fees	2,866
Dividend and interest expense on securities sold short	45,656
Interest expense and fees	1,506
Miscellaneous	15,810
Total expenses	$3,536,390
Reduction of expenses by investment adviser	(94,997)
Net expenses	$3,441,393
Net investment income (loss)	$967,653
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$33,116,792
Affiliated issuers	48
Foreign currency	525
Net realized gain (loss)	$33,117,365
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$70,594,690
Affiliated issuers	(47)
Securities sold short	(641,791)
Translation of assets and liabilities in foreign currencies	(91)
Net unrealized gain (loss)	$69,952,761
Net realized and unrealized gain (loss)	$103,070,126
Change in net assets from operations	$104,037,779
See Notes to Financial Statements
8

MFS Research Series
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/21 (unaudited)	12/31/20
Change in net assets
From operations
Net investment income (loss)	$967,653	$3,369,335
Net realized gain (loss)	33,117,365	43,017,213
Net unrealized gain (loss)	69,952,761	66,022,145
Change in net assets from operations	$104,037,779	$112,408,693
Total distributions to shareholders	$—	$(31,733,190)
Change in net assets from fund share transactions	$(71,055,202)	$(14,633,535)
Total change in net assets	$32,982,577	$66,041,968
Net assets
At beginning of period	747,726,445	681,684,477
At end of period	$780,709,022	$747,726,445
See Notes to Financial Statements
9

MFS Research Series
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/21 (unaudited)	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$32.87	$29.49	$24.93	$29.50	$26.00	$26.68
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.18	$0.23	$0.26	$0.20	$0.36(c)
Net realized and unrealized gain (loss)	4.75	4.62	7.66	(1.04)	5.67	1.98
Total from investment operations	$4.82	$4.80	$7.89	$(0.78)	$5.87	$2.34
Less distributions declared to shareholders
From net investment income	$—	$(0.22)	$(0.24)	$(0.22)	$(0.40)	$(0.22)
From net realized gain	—	(1.20)	(3.09)	(3.57)	(1.97)	(2.80)
Total distributions declared to shareholders	$—	$(1.42)	$(3.33)	$(3.79)	$(2.37)	$(3.02)
Net asset value, end of period (x)	$37.69	$32.87	$29.49	$24.93	$29.50	$26.00
Total return (%) (k)(r)(s)(x)	14.66(n)	16.59	32.95	(4.37)	23.37	8.74(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.81(a)	0.82	0.83	0.82	0.83	0.80(c)
Expenses after expense reductions (f)	0.78(a)	0.79	0.81	0.81	0.81	0.79(c)
Net investment income (loss)	0.38(a)	0.62	0.82	0.88	0.70	1.36(c)
Portfolio turnover	6(n)	39	35	31	37	45
Net assets at end of period (000 omitted)	$385,063	$372,405	$361,842	$319,422	$394,867	$386,256
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	0.77(a)	0.77	0.78	0.79	0.79	0.78(c)

See Notes to Financial Statements
10

MFS Research Series
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/21 (unaudited)	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$32.34	$29.05	$24.61	$29.17	$25.73	$26.42
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$0.11	$0.16	$0.18	$0.13	$0.29(c)
Net realized and unrealized gain (loss)	4.68	4.54	7.55	(1.03)	5.61	1.96
Total from investment operations	$4.70	$4.65	$7.71	$(0.85)	$5.74	$2.25
Less distributions declared to shareholders
From net investment income	$—	$(0.16)	$(0.18)	$(0.14)	$(0.33)	$(0.14)
From net realized gain	—	(1.20)	(3.09)	(3.57)	(1.97)	(2.80)
Total distributions declared to shareholders	$—	$(1.36)	$(3.27)	$(3.71)	$(2.30)	$(2.94)
Net asset value, end of period (x)	$37.04	$32.34	$29.05	$24.61	$29.17	$25.73
Total return (%) (k)(r)(s)(x)	14.53(n)	16.31	32.60	(4.62)	23.07	8.49(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.06(a)	1.07	1.08	1.07	1.08	1.05(c)
Expenses after expense reductions (f)	1.03(a)	1.04	1.06	1.06	1.06	1.04(c)
Net investment income (loss)	0.13(a)	0.37	0.57	0.63	0.47	1.11(c)
Portfolio turnover	6(n)	39	35	31	37	45
Net assets at end of period (000 omitted)	$395,646	$375,322	$319,842	$215,898	$228,102	$220,341
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	1.02(a)	1.02	1.03	1.04	1.04	1.03(c)
(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
11

MFS Research Series
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Research Series (the fund) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Certain of the fund's investments, derivatives, debt and other contracts may be based on reference interest rates such as the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, derivatives, debt and other contracts that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to disregard the GAAP accounting requirements around certain contract modifications resulting from the LIBOR transition such that for contracts considered in scope, the fund can account for those modified contracts as a continuation of the existing contracts.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from
12

MFS Research Series
Notes to Financial Statements (unaudited) - continued
third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$780,179,422	$—	$—	$780,179,422
Mutual Funds	3,655,790	—	—	3,655,790
Total	$783,835,212	$—	$—	$783,835,212
Securities Sold Short	$(2,492,598)	$—	$—	$(2,492,598)
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Short Sales — The fund entered into short sales whereby it sells a security it does not own in anticipation of a decline in the value of that security. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund replaces the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any premium, dividends, or interest the fund may be required to pay in connection with a short sale will be recognized as a fund expense. During the six months ended June 30, 2021, this expense amounted to $45,656. The fund segregates cash or marketable securities in an amount that, when combined with the amount of proceeds from the short sale deposited with the broker, at least equals the current market value of the security sold short.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
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MFS Research Series
Notes to Financial Statements (unaudited) - continued
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals and partnership adjustments.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/20
Ordinary income (including any short-term capital gains)	$6,781,157
Long-term capital gains	24,952,033
Total distributions	$31,733,190
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/21
Cost of investments	$409,610,834
Gross appreciation	376,270,981
Gross depreciation	(2,046,603)
Net unrealized appreciation (depreciation)	$374,224,378
As of 12/31/20
Undistributed ordinary income	6,770,939
Undistributed long-term capital gain	40,139,242
Other temporary differences	1,496,047
Net unrealized appreciation (depreciation)	302,839,094
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/21	Year ended 12/31/20
Initial Class	$—	$16,028,106
Service Class	—	15,705,084
Total	$—	$31,733,190
14

MFS Research Series
Notes to Financial Statements (unaudited) - continued
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.75%
In excess of $1 billion	0.65%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. For the six months ended June 30, 2021, this management fee reduction amounted to $45,265, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2021 was equivalent to an annual effective rate of 0.74% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as short sale dividend and interest expenses incurred in connection with the fund's investment activity), such that total annual operating expenses do not exceed 0.77% of average daily net assets for the Initial Class shares and 1.02% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2023. For the six months ended June 30, 2021, this reduction amounted to $49,732, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2021, the fee was $17,190, which equated to 0.0045% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2021, these costs amounted to $848.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2021 was equivalent to an annual effective rate of 0.0142% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended June 30, 2021, this reimbursement amounted to $18,968, which is included in “Other” income in the Statement of Operations.
15

MFS Research Series
Notes to Financial Statements (unaudited) - continued
(4)  Portfolio Securities
For the six months ended June 30, 2021, purchases and sales of investments, other than short sales and short-term obligations, aggregated $47,719,435 and $115,913,992, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/21		Year ended 12/31/20
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	194,837	$6,910,032	764,523	$19,867,933
Service Class	217,250	7,474,328	2,051,974	55,469,934
	412,087	$14,384,360	2,816,497	$75,337,867
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	522,599	$16,028,106
Service Class	—	—	520,036	15,705,084
	—	$—	1,042,635	$31,733,190
Shares reacquired
Initial Class	(1,307,686)	$(45,998,770)	(2,228,768)	$(65,370,350)
Service Class	(1,139,872)	(39,440,792)	(1,976,828)	(56,334,242)
	(2,447,558)	$(85,439,562)	(4,205,596)	$(121,704,592)
Net change
Initial Class	(1,112,849)	$(39,088,738)	(941,646)	$(29,474,311)
Service Class	(922,622)	(31,966,464)	595,182	14,840,776
	(2,035,471)	$(71,055,202)	(346,464)	$(14,633,535)
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Growth Allocation Portfolio, and the MFS Conservative Allocation Portfolio were the owners of record of approximately 15%, 5%, and 3%, respectively, of the value of outstanding voting shares of the fund.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit of which $1 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2021, the fund’s commitment fee and interest expense were $1,506 and $0, respectively, and are included in “Interest expense and fees” in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
16

MFS Research Series
Notes to Financial Statements (unaudited) - continued
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$6,109,231	$77,628,738	$80,082,180	$48	$(47)	$3,655,790
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,276	$—
(8)  Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.
17

MFS Research Series
Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its April 2021 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2020 to December 31, 2020 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
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MFS Research Series
Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at  mfs.com/vit1 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
FURTHER INFORMATION
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/vit1 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
19

Semiannual Report
June 30, 2021
MFS®  Total Return Series
MFS® Variable Insurance Trust
VTR-SEM

MFS® Total Return Series
The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK OR CREDIT UNION GUARANTEE  •
NOT A DEPOSIT  •  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Total Return Series
LETTER FROM THE CEO
Dear Contract Owners:
After experiencing dramatic swings in the early days of the coronavirus pandemic, global equity markets have performed strongly over the past year. Though the speedy development of vaccines brightened the economic and market outlook, uncertainty remains as new variants of the virus appear, and questions persist over how fast vaccines can be made widely available in the developing world.
Global central banks have taken aggressive steps to cushion the economic and market fallout related to the virus, and governments are deploying unprecedented levels of fiscal support. Having passed a $1.9 trillion stimulus package in March, the U.S. Congress could approve additional stimulus later this year, some of it focused on infrastructure. Along with extraordinary government expenditures, pent-up consumer demand fueled a surge in economic activity as coronavirus restrictions were eased, pushing up inflation, at least temporarily. Markets initially reacted by pushing up yields on global government bonds, though some of the rate rise has since been corrected.
A spirited debate is underway among investors over whether the current price pressures will persist or prove to be temporary, caused by pandemic-induced bottlenecks. The policy measures put in place to counteract the pandemic's effects have helped build a supportive environment and are encouraging economic recovery; however, if markets disconnect from fundamentals, they can sow the seeds of instability. As such, recent dramatic increases in speculative trading in cryptocurrencies, special purpose acquisition companies (SPACs), and the like bear watching.
In the aftermath of the crisis, we could see societal changes as households, businesses, and governments adjust to a new reality, and any such alterations could affect the investment landscape. For investors, events such as the COVID-19 outbreak demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating the increasing complexity of global markets and economies. Guided by our long-term philosophy and adhering to our commitment to sustainable investing, we tune out the noise and aim to uncover what we believe are the best, most durable investment opportunities in the market. Our unique global investment platform combines collective expertise, long-term discipline, and thoughtful risk management to create sustainable value for investors.
Respectfully,
Michael W. Roberge
Chief Executive Officer
MFS Investment Management
August 13, 2021
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
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MFS Total Return Series
Portfolio Composition
Portfolio structure (i)
Top ten holdings (i)
U.S. Treasury Notes, 0.375%, 11/30/2025	2.8%
U.S. Treasury Notes, 1.375%, 1/31/2025	2.7%
Goldman Sachs Group, Inc.	2.3%
Microsoft Corp.	2.1%
Comcast Corp., “A”	2.0%
U.S. Treasury Notes, 0.125%, 12/31/2022	1.8%
Fannie Mae, 2%, 30 year	1.8%
JPMorgan Chase & Co.	1.7%
Johnson & Johnson	1.7%
Charles Schwab Corp.	1.6%
Composition including fixed income credit quality (a)(i)
AAA	4.7%
AA	1.3%
A	3.3%
BBB	9.1%
BB	0.3%
B (o)	0.0%
CCC (o)	0.0%
U.S. Government	10.1%
Federal Agencies	10.7%
Not Rated (o)	0.0%
Non-Fixed Income	59.3%
Cash & Cash Equivalents	1.2%
GICS equity sectors (g)
Financials	14.7%
Health Care	9.6%
Industrials	9.3%
Information Technology	8.0%
Consumer Staples	5.1%
Communication Services	3.7%
Utilities	2.2%
Consumer Discretionary	2.1%
Materials	1.9%
Energy	1.2%
Convertible Debt	1.2%
Real Estate	0.3%
Fixed income sectors (i)
Investment Grade Corporates	12.1%
Mortgage-Backed Securities	10.7%
U.S. Treasury Securities	10.1%
Commercial Mortgage-Backed Securities	2.6%
Collateralized Debt Obligations	2.2%
Asset-Backed Securities	0.5%
Emerging Markets Bonds	0.4%
Municipal Bonds	0.4%
Non-U.S. Government Bonds	0.3%
High Yield Corporates	0.2%
U.S. Government Agencies (o)	0.0%

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 ratings agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and/or
2

MFS Total Return Series
Portfolio Composition - continued
commodity-linked derivatives. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(o)	Less than 0.1%.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of June 30, 2021.
The portfolio is actively managed and current holdings may be different.
3

MFS Total Return Series
Expense Table
Fund Expenses Borne by the Contract Holders during the Period,
January 1, 2021 through June 30, 2021
As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2021 through June 30, 2021.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight the fund's ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.
Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/21	Ending Account Value 6/30/21	Expenses Paid During Period (p) 1/01/21-6/30/21
Initial Class	Actual	0.61%	$1,000.00	$1,093.39	$3.17
	Hypothetical (h)	0.61%	$1,000.00	$1,021.77	$3.06
Service Class	Actual	0.86%	$1,000.00	$1,091.77	$4.46
	Hypothetical (h)	0.86%	$1,000.00	$1,020.53	$4.31
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class's annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
4

MFS Total Return Series
Portfolio of Investments − 6/30/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 57.8%
Aerospace & Defense – 2.4%
Honeywell International, Inc.	125,869	$ 27,609,365
L3Harris Technologies, Inc.	76,396	16,512,995
Lockheed Martin Corp.	22,436	8,488,661
Northrop Grumman Corp.	30,845	11,209,998
		$63,821,019
Alcoholic Beverages – 0.6%
Constellation Brands, Inc., “A”	31,986	$ 7,481,206
Diageo PLC	177,377	8,492,103
		$15,973,309
Automotive – 1.2%
Aptiv PLC (a)	28,884	$ 4,544,320
Lear Corp.	84,375	14,789,250
LKQ Corp. (a)	261,997	12,895,492
		$32,229,062
Biotechnology – 0.3%
Vertex Pharmaceuticals, Inc. (a)	44,068	$ 8,885,431
Broadcasting – 0.3%
Discovery Communications, Inc., “C” (a)	214,534	$ 6,217,195
Omnicom Group, Inc.	33,297	2,663,427
		$8,880,622
Brokerage & Asset Managers – 2.9%
BlackRock, Inc.	10,423	$ 9,119,812
Cboe Global Markets, Inc.	77,659	9,245,304
Charles Schwab Corp.	573,556	41,760,613
Invesco Ltd.	308,180	8,237,651
NASDAQ, Inc.	54,472	9,576,178
		$77,939,558
Business Services – 2.5%
Accenture PLC, “A”	66,262	$ 19,533,375
Amdocs Ltd.	133,731	10,345,430
Cognizant Technology Solutions Corp., “A”	56,795	3,933,622
Equifax, Inc.	33,862	8,110,288
Fidelity National Information Services, Inc.	91,615	12,979,097
Fiserv, Inc. (a)	116,989	12,504,954
		$67,406,766
Cable TV – 2.0%
Comcast Corp., “A”	930,361	$ 53,049,184
Chemicals – 1.2%
3M Co.	64,104	$ 12,732,978
PPG Industries, Inc.	113,352	19,243,769
		$31,976,747
Computer Software – 2.4%
Microsoft Corp.	203,548	$ 55,141,153
Oracle Corp.	125,305	9,753,741
		$64,894,894
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 1.5%
Masco Corp.	374,143	$ 22,040,764
Otis Worldwide Corp.	51,959	4,248,688
Stanley Black & Decker, Inc.	44,162	9,052,768
Vulcan Materials Co.	30,981	5,392,863
		$40,735,083
Consumer Products – 0.7%
Colgate-Palmolive Co.	119,569	$ 9,726,938
Kimberly-Clark Corp.	58,439	7,817,970
		$17,544,908
Consumer Services – 0.2%
Booking Holdings, Inc. (a)	1,738	$ 3,802,900
Electrical Equipment – 1.2%
Johnson Controls International PLC	468,624	$ 32,161,665
Electronics – 3.1%
Applied Materials, Inc.	105,014	$ 14,953,994
Intel Corp.	362,201	20,333,964
NXP Semiconductors N.V.	61,292	12,608,990
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	118,938	14,291,590
Texas Instruments, Inc.	107,079	20,591,292
		$82,779,830
Energy - Independent – 1.2%
ConocoPhillips	137,995	$ 8,403,895
Hess Corp.	166,533	14,541,662
Pioneer Natural Resources Co.	27,286	4,434,521
Valero Energy Corp.	64,897	5,067,158
		$32,447,236
Food & Beverages – 2.2%
Archer Daniels Midland Co.	157,327	$ 9,534,016
Danone S.A.	117,826	8,294,713
General Mills, Inc.	128,011	7,799,711
J.M. Smucker Co.	36,488	4,727,750
Mondelez International, Inc.	105,589	6,592,977
Nestle S.A.	106,419	13,252,199
PepsiCo, Inc.	49,959	7,402,425
		$57,603,791
Food & Drug Stores – 0.6%
Wal-Mart Stores, Inc.	119,549	$ 16,858,800
Health Maintenance Organizations – 1.4%
Cigna Corp.	161,246	$ 38,226,589
Insurance – 3.1%
Aon PLC	91,632	$ 21,878,056
Chubb Ltd.	138,699	22,044,819
Marsh & McLennan Cos., Inc.	59,949	8,433,625
Travelers Cos., Inc.	94,480	14,144,601
Willis Towers Watson PLC	64,134	14,752,103
		$81,253,204

5

MFS Total Return Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Internet – 0.5%
Alphabet, Inc., “A” (a)	5,097	$ 12,445,804
Leisure & Toys – 0.3%
Electronic Arts, Inc.	60,636	$ 8,721,276
Machinery & Tools – 2.3%
Eaton Corp. PLC	240,570	$ 35,647,663
Ingersoll Rand, Inc. (a)	245,485	11,982,123
PACCAR, Inc.	43,305	3,864,971
Trane Technologies PLC	54,816	10,093,818
		$61,588,575
Major Banks – 6.6%
Bank of America Corp.	867,078	$ 35,749,626
Goldman Sachs Group, Inc.	159,775	60,639,406
JPMorgan Chase & Co.	287,541	44,724,127
Morgan Stanley	194,360	17,820,868
PNC Financial Services Group, Inc.	95,838	18,282,057
		$177,216,084
Medical & Health Technology & Services – 1.4%
ICON PLC (a)	29,690	$ 6,137,220
McKesson Corp.	77,581	14,836,590
Quest Diagnostics, Inc.	114,478	15,107,662
		$36,081,472
Medical Equipment – 2.7%
Becton, Dickinson and Co.	31,790	$ 7,731,010
Danaher Corp.	97,708	26,220,919
Medtronic PLC	221,620	27,509,691
Thermo Fisher Scientific, Inc.	22,996	11,600,792
		$73,062,412
Metals & Mining – 0.2%
Rio Tinto PLC	67,825	$ 5,581,490
Other Banks & Diversified Financials – 2.2%
Northern Trust Corp.	77,937	$ 9,011,076
Truist Financial Corp.	585,699	32,506,295
U.S. Bancorp	276,625	15,759,326
		$57,276,697
Pharmaceuticals – 3.7%
Bayer AG	69,069	$ 4,194,026
Johnson & Johnson	270,130	44,501,216
Merck & Co., Inc.	436,793	33,969,391
Organon & Co. (a)	142,691	4,317,830
Roche Holding AG	34,017	12,814,510
		$99,796,973
Railroad & Shipping – 1.0%
Union Pacific Corp.	124,425	$ 27,364,790
Real Estate – 0.3%
STORE Capital Corp., REIT	257,387	$ 8,882,425
Restaurants – 0.2%
Wendy's Co.	210,600	$ 4,932,252
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Chemicals – 0.8%
Axalta Coating Systems Ltd. (a)	371,731	$ 11,334,078
DuPont de Nemours, Inc.	117,256	9,076,787
		$20,410,865
Specialty Stores – 0.5%
Home Depot, Inc.	44,234	$ 14,105,780
Telecommunications - Wireless – 0.6%
T-Mobile USA, Inc. (a)	114,201	$ 16,539,731
Tobacco – 1.0%
Philip Morris International, Inc.	279,579	$ 27,709,075
Trucking – 0.3%
United Parcel Service, Inc., “B”	31,911	$ 6,636,531
Utilities - Electric Power – 2.2%
Duke Energy Corp.	199,832	$ 19,727,415
Exelon Corp.	223,135	9,887,112
PG&E Corp. (a)	887,138	9,022,193
Pinnacle West Capital Corp.	63,549	5,209,112
Southern Co.	255,612	15,467,082
		$59,312,914
Total Common Stocks (Identified Cost, $832,001,820)		$ 1,546,135,744
Bonds – 39.3%
Aerospace & Defense – 0.2%
BAE Systems PLC, 3.4%, 4/15/2030 (n)	$1,108,000	$ 1,204,290
Huntington Ingalls Industries, Inc., 3.844%, 5/01/2025	591,000	644,025
L3Harris Technologies, Inc., 3.85%, 6/15/2023	2,215,000	2,354,347
Raytheon Technologies Corp., 4.125%, 11/16/2028	1,570,000	1,806,379
		$6,009,041
Apparel Manufacturers – 0.0%
NIKE, Inc., “B”, 3.25%, 3/27/2040	$773,000	$ 848,678
Asset-Backed & Securitized – 5.3%
Allegro CLO Ltd., 2016-1A, “BR2”, FLR, 1.734% (LIBOR - 3mo. + 1.55%), 1/15/2030 (n)	$2,407,803	$ 2,407,805
ALM Loan Funding, CLO, 2013-7R2A, “A1B2”, FLR, 1.583% (LIBOR - 3mo. + 1.4%), 10/15/2027 (n)	4,410,000	4,341,085
Arbor Realty Trust, Inc., CLO, 2020-FL1, “AS”, FLR, 1.524% (LIBOR - 1mo. + 1.4%), 2/15/2035 (n)	1,150,000	1,149,954
Arbor Realty Trust, Inc., CLO, 2021-FL1, “AS”, FLR, 1.272% (LIBOR - 1mo. + 1.2%) 12/15/2035 (n)	2,115,000	2,115,000
AREIT CRE Trust, 2019-CRE3, “AS”, FLR, 1.424% (LIBOR - 1mo. + 1.3%), 9/14/2036 (n)	3,366,000	3,361,823
Avis Budget Rental Car Funding LLC, 2019-1A, “A”, 3.45%, 3/20/2023 (n)	3,880,000	3,942,158

6

MFS Total Return Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Bancorp Commercial Mortgage Trust, 2019-CRE6, “AS”, FLR, 1.424% (LIBOR - 1mo. + 1.3%), 9/15/2036 (n)	$3,469,924	$ 3,467,850
Bayview Financial Revolving Mortgage Loan Trust, FLR, 1.695% (LIBOR - 1mo. + 1.6%), 12/28/2040 (n)	902,138	970,157
BDS Ltd., 2019-FL4, “A”, FLR, 1.181% (LIBOR - 1mo. + 1.10%), 8/15/2036 (n)	2,416,000	2,414,526
BPCRE Holder LLC, FLR, 0.931% (LIBOR - 1mo. + 0.85%), 2/15/2037 (n)	1,310,500	1,310,500
BSPRT Issuer Ltd., 2021-FL6, “AS”, FLR, 1.372% (LIBOR - 1mo. + 1.3%), 3/15/2036 (n)	4,964,000	4,960,912
Business Jet Securities LLC, 2021-1A, “A”, 2.162%, 4/15/2036 (n)	1,493,686	1,505,167
BXMT Ltd., 2021-FL4, “AS”, FLR, 1.372% (LIBOR - 1mo. + 1.3%), 5/15/2038 (n)	5,214,000	5,214,020
CHCP 2021-FL1 Ltd., “AS”, FLR, 1.424% (LIBOR - 1mo. + 1.3%) 2/15/2038 (n)	2,203,500	2,205,577
Chesapeake Funding II LLC, 2018-1A, “A1”, 3.04%, 4/15/2030 (n)	319,642	320,060
Columbia Cent CLO 28 Ltd., “A-2-R”, 1.87%, 11/07/2030 (n)	3,492,733	3,492,712
Commercial Mortgage Pass-Through Certificates, 2019-BN17, “A4”, 3.714%, 4/15/2052	2,789,000	3,140,225
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/2048	3,980,975	4,346,595
Credit Acceptance Auto Loan Trust, 2021-3A, “B”, 1.38%, 7/15/2030 (n)	1,118,000	1,116,380
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	2,316,427	2,500,927
Cutwater Ltd., 2015-1A, “AR”, FLR, 1.404% (LIBOR - 3mo. + 1.22%), 1/15/2029 (n)	3,359,444	3,359,515
Dryden Senior Loan Fund, 2013-26A, “AR”, CLO, FLR, 1.084% (LIBOR - 3mo. + 0.9%), 4/15/2029 (n)	2,088,000	2,087,829
Dryden Senior Loan Fund, 2018-55A, “A1”, CLO, FLR, 1.203% (LIBOR - 3mo. + 1.02%), 4/15/2031 (n)	4,414,000	4,415,673
Exeter Automobile Receivables Trust, 2020-1, 2.26%, 4/15/2024 (n)	702,443	705,941
Fort CRE LLC, 2018-1A, “A1”, FLR, 1.445% (LIBOR - 1mo. + 1.35%), 11/16/2035 (n)	1,258,489	1,258,489
GLS Auto Receivables Trust, 2020-1A, “A”, 2.17%, 2/15/2024 (n)	348,466	350,441
GMAC Mortgage Corp. Loan Trust, FGIC, 5.805%, 10/25/2036	191,776	202,606
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050	$4,243,101	$ 4,589,201
GS Mortgage Securities Trust, 2019-GSA1, “A4”, 3.047%, 11/10/2052	2,182,474	2,358,379
GS Mortgage Securities Trust, 2020-GC45, “A5”, 2.91%, 2/13/2053	2,001,659	2,145,806
JPMBB Commercial Mortgage Securities Trust, 2014-C26, 3.494%, 1/15/2048	4,880,000	5,267,719
JPMBB Commercial Mortgage Securities Trust, 2015-C28, “A4”, 3.227%, 10/15/2048	3,256,792	3,477,212
KKR Real Estate Financial Trust, Inc., 2018-FL1, “A”, FLR, 1.181% (LIBOR - 1mo. + 1.1%), 6/15/2036 (n)	2,007,207	2,007,830
LoanCore Ltd., 2021-CRE5, “AS”, 1.823%, 7/15/2036 (n)	5,288,000	5,292,945
MF1 CLO Ltd., 2019-FL2, “A”, FLR, 1.262% (LIBOR - 1mo. + 1.13%), 12/25/2034 (n)	1,556,068	1,556,068
MF1 CLO Ltd., 2021-FL5, “AS”, FLR, 1.324% (LIBOR - 1mo. + 1.2%), 7/15/2036 (n)	5,459,500	5,454,385
MF1 Multi-Family Housing Mortgage Loan Trust, 2020-FL4, “A”, FLR, 1.824% (LIBOR - 1mo. + 1.7%), 11/15/2035 (n)	1,701,000	1,714,818
MidOcean Credit CLO, 2013-2A, “BR”, FLR, 1.853% (LIBOR - 3mo. + 1.65%), 1/29/2030 (n)	3,932,725	3,932,863
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C34, “A4”, 3.536%, 11/15/2052	1,600,004	1,773,934
Morgan Stanley Capital I Trust, 2017-H1, “A5”, 3.53%, 6/15/2050	1,456,742	1,607,721
Neuberger Berman CLO XX, Ltd., 2015-20A, FLR, 1.298% (LIBOR - 3mo. + 1.16%), 7/15/2034 (n)	1,900,000	1,901,550
Oaktree CLO Ltd., 2015-1A, “A2AR”, FLR, 1.538% (LIBOR - 3mo. + 1.35%), 10/20/2027 (n)	809,537	809,131
PFP III Ltd., 2021-7, “AS”, FLR, 1.222% (LIBOR - 1mo. + 1.15%), 4/14/2038 (n)	3,912,500	3,902,766
Ready Capital Mortgage Financing LLC, 2021-FL5, FLR, 1.091% (LIBOR - 1mo. + 1%) 4/25/2038 (n)	3,140,000	3,140,980
Residential Funding Mortgage Securities, Inc., FGIC, 4.969%, 12/25/2035	81,722	81,162
Santander Retail Auto Lease Trust, 2020-A, “B”, 1.88%, 3/20/2024 (n)	1,631,000	1,663,402
TPG Real Estate Finance, 2021-FL4, “A”, FLR, 1.281% (LIBOR - 1mo. + 1.2%), 3/15/2038 (n)	5,181,500	5,186,355

7

MFS Total Return Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
UBS Commercial Mortgage Trust, 2017-C8, “A4”, 3.983%, 2/15/2051	$2,950,000	$ 3,336,149
UBS Commercial Mortgage Trust, 2019-C17, “A4”, 2.921%, 9/15/2052	2,461,404	2,615,703
Verizon Owner Trust, 2020-A, “B”, 1.98%, 7/22/2024	2,616,000	2,685,746
Veros Auto Receivables Trust, 2020-1, “A”, 1.67%, 9/15/2023 (n)	542,187	543,506
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/2048	4,315,766	4,692,160
Wells Fargo Commercial Mortgage Trust, 2019-C54, “A4”, 3.146%, 12/15/2052	3,579,870	3,894,881
		$142,296,299
Automotive – 0.5%
General Motors Co., 6.75%, 4/01/2046	$992,000	$ 1,430,238
Hyundai Capital America, 2.65%, 2/10/2025 (n)	943,000	986,357
Hyundai Capital America, 3%, 2/10/2027 (n)	1,959,000	2,075,375
Lear Corp., 3.8%, 9/15/2027	2,187,000	2,410,511
Lear Corp., 4.25%, 5/15/2029	769,000	865,602
Magna International, Inc., 2.45%, 6/15/2030	2,229,000	2,277,729
Volkswagen Group of America Finance LLC, 3.35%, 5/13/2025 (n)	3,867,000	4,172,909
		$14,218,721
Broadcasting – 0.1%
Walt Disney Co., 3.5%, 5/13/2040	$1,460,000	$ 1,627,754
Walt Disney Co., 3.6%, 1/13/2051	893,000	1,012,222
		$2,639,976
Brokerage & Asset Managers – 0.3%
E*TRADE Financial Corp., 4.5%, 6/20/2028	$975,000	$ 1,128,830
Intercontinental Exchange, Inc., 2.1%, 6/15/2030	2,155,000	2,139,958
Intercontinental Exchange, Inc., 1.85%, 9/15/2032	634,000	599,997
National Securities Clearing Corp., 1.5%, 4/23/2025 (n)	1,462,000	1,490,991
Raymond James Financial, Inc., 4.95%, 7/15/2046	2,057,000	2,658,480
		$8,018,256
Building – 0.3%
CRH America Finance, Inc., 4.5%, 4/04/2048 (n)	$1,146,000	$ 1,397,403
Martin Marietta Materials, Inc., 3.5%, 12/15/2027	815,000	897,146
Martin Marietta Materials, Inc., 2.5%, 3/15/2030	223,000	226,789
Masco Corp., 2%, 2/15/2031	4,244,000	4,142,751
Issuer	Shares/Par	Value ($)
Bonds – continued
Building – continued
Vulcan Materials Co., 3.5%, 6/01/2030	$380,000	$ 418,875
		$7,082,964
Business Services – 0.9%
Equinix, Inc., 2.625%, 11/18/2024	$2,863,000	$ 3,012,394
Equinix, Inc., 1.8%, 7/15/2027	1,829,000	1,851,205
Experian Finance PLC, 4.25%, 2/01/2029 (n)	1,699,000	1,928,016
Fiserv, Inc., 2.65%, 6/01/2030	730,000	755,825
Fiserv, Inc., 4.4%, 7/01/2049	1,461,000	1,762,203
Global Payments, Inc., 1.2%, 3/01/2026	2,357,000	2,334,490
IHS Markit Ltd., 3.625%, 5/01/2024	336,000	360,766
IHS Markit Ltd., 4.75%, 2/15/2025 (n)	555,000	621,322
IHS Markit Ltd., 4%, 3/01/2026 (n)	1,759,000	1,949,851
IHS Markit Ltd., 4.25%, 5/01/2029	795,000	919,974
NXP B.V./NXP Funding LLC/NXP USA, Inc., 2.5%, 5/11/2031 (n)	2,212,000	2,233,880
NXP B.V./NXP Funding LLC/NXP USA, Inc., 3.25%, 5/11/2041 (n)	1,896,000	1,949,410
RELX Capital, Inc., 3%, 5/22/2030	620,000	662,415
Tencent Holdings Ltd., 2.39%, 6/03/2030 (n)	1,814,000	1,807,244
Verisk Analytics, Inc., 4.125%, 3/15/2029	2,176,000	2,468,159
Western Union Co., 2.85%, 1/10/2025	578,000	611,064
		$25,228,218
Cable TV – 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	$1,053,000	$ 1,407,510
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 3.5%, 6/01/2041	2,122,000	2,136,366
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.375%, 5/01/2047	430,000	526,926
Comcast Corp., 2.8%, 1/15/2051	964,000	927,493
Cox Communications, Inc., 1.8%, 10/01/2030 (n)	1,333,000	1,270,450
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	2,526,000	3,827,472
		$10,096,217
Chemicals – 0.1%
Sherwin-Williams Co., 2.3%, 5/15/2030	$1,590,000	$ 1,608,431
Sherwin-Williams Co., 4.5%, 6/01/2047	1,060,000	1,325,857
		$2,934,288

8

MFS Total Return Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Computer Software – 0.1%
Dell International LLC/EMC Corp., 4.9%, 10/01/2026	$1,640,000	$ 1,892,698
Microsoft Corp., 2.525%, 6/01/2050	2,011,000	1,975,769
		$3,868,467
Computer Software - Systems – 0.1%
Apple, Inc., 3.85%, 5/04/2043	$1,148,000	$ 1,364,212
Conglomerates – 0.4%
Carrier Global Corp., 3.377%, 4/05/2040	$3,222,000	$ 3,379,633
Roper Technologies, Inc., 4.2%, 9/15/2028	791,000	909,636
Roper Technologies, Inc., 2.95%, 9/15/2029	482,000	515,352
Roper Technologies, Inc., 2%, 6/30/2030	1,526,000	1,502,729
Westinghouse Air Brake Technologies Corp., 3.2%, 6/15/2025	808,000	859,308
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/2028	2,112,000	2,449,892
		$9,616,550
Consumer Products – 0.1%
Kimberly-Clark Corp., 3.1%, 3/26/2030	$252,000	$ 278,555
Reckitt Benckiser Treasury Services PLC, 2.75%, 6/26/2024 (n)	1,097,000	1,158,312
		$1,436,867
Consumer Services – 0.1%
Booking Holdings, Inc., 4.625%, 4/13/2030	$1,430,000	$ 1,706,384
Electronics – 0.4%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.5%, 1/15/2028	$2,737,000	$ 3,002,649
Broadcom, Inc., 4.15%, 11/15/2030	595,000	667,242
Broadcom, Inc., 4.3%, 11/15/2032	1,558,000	1,774,134
Broadcom, Inc., 3.469%, 4/15/2034 (n)	1,205,000	1,274,594
Intel Corp., 4.75%, 3/25/2050	2,141,000	2,844,148
		$9,562,767
Energy - Independent – 0.0%
Diamondback Energy, Inc., 4.4%, 3/24/2051	$360,000	$ 405,322
Energy - Integrated – 0.2%
Cenovus Energy, Inc., 5.375%, 7/15/2025	$912,000	$ 1,043,358
Eni S.p.A., 4.75%, 9/12/2028 (n)	1,944,000	2,276,281
Total Capital International S.A., 3.127%, 5/29/2050	1,732,000	1,755,688
		$5,075,327
Issuer	Shares/Par	Value ($)
Bonds – continued
Financial Institutions – 0.3%
AerCap Ireland Capital DAC, 4.875%, 1/16/2024	$362,000	$ 394,088
AerCap Ireland Capital DAC, 3.65%, 7/21/2027	2,329,000	2,488,030
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)	682,000	741,327
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)	1,024,000	1,055,756
Park Aerospace Holdings Ltd., 5.5%, 2/15/2024 (n)	2,285,000	2,511,909
		$7,191,110
Food & Beverages – 0.6%
Anheuser-Busch InBev S.A., 8%, 11/15/2039	$2,950,000	$ 4,797,939
Constellation Brands, Inc., 3.5%, 5/09/2027	2,322,000	2,555,392
Diageo Capital PLC, 2.375%, 10/24/2029	2,618,000	2,710,025
General Mills, Inc., 4%, 4/17/2025	2,134,000	2,364,530
General Mills, Inc., 2.875%, 4/15/2030	435,000	460,802
Keurig Dr Pepper, Inc., 3.2%, 5/01/2030	357,000	385,890
Keurig Dr Pepper, Inc., 3.8%, 5/01/2050	732,000	824,906
PepsiCo, Inc., 3.5%, 3/19/2040	567,000	647,505
		$14,746,989
Gaming & Lodging – 0.3%
GLP Capital LP/GLP Financing II, Inc., 5.3%, 1/15/2029	$1,593,000	$ 1,855,845
Las Vegas Sands Corp., 3.9%, 8/08/2029	918,000	977,314
Marriott International, Inc., 4%, 4/15/2028	1,950,000	2,142,988
Marriott International, Inc., 4.625%, 6/15/2030	1,979,000	2,279,219
Marriott International, Inc., 2.85%, 4/15/2031	7,000	7,108
		$7,262,474
Insurance – 0.0%
AIA Group Ltd., 3.375%, 4/07/2030 (n)	$731,000	$ 805,290
Insurance - Health – 0.0%
UnitedHealth Group, Inc., 3.5%, 8/15/2039	$732,000	$ 818,076
Insurance - Property & Casualty – 0.5%
American International Group, Inc., 4.875%, 6/01/2022	$3,154,000	$ 3,283,072
American International Group, Inc., 4.125%, 2/15/2024	2,315,000	2,520,795
Aon Corp., 3.75%, 5/02/2029	4,102,000	4,615,836
Hartford Financial Services Group, Inc., 3.6%, 8/19/2049	914,000	1,002,143
Liberty Mutual Group, Inc., 3.951%, 10/15/2050 (n)	1,087,000	1,210,813

9

MFS Total Return Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance - Property & Casualty – continued
Marsh & McLennan Cos., Inc., 4.75%, 3/15/2039	$832,000	$ 1,062,367
		$13,695,026
International Market Quasi-Sovereign – 0.2%
Temasek Financial I Ltd. (Republic of Singapore), 2.375%, 1/23/2023 (n)	$6,400,000	$ 6,591,488
Machinery & Tools – 0.1%
CNH Industrial Capital LLC, 4.2%, 1/15/2024	$1,679,000	$ 1,816,817
CNH Industrial Capital LLC, 1.875%, 1/15/2026	448,000	455,596
		$2,272,413
Major Banks – 1.5%
Bank of America Corp., 3.366% to 1/23/2025, FLR (LIBOR - 3mo. + 0.81%) to 1/23/2026	$1,626,000	$ 1,753,145
Bank of America Corp., 3.5%, 4/19/2026	1,361,000	1,499,358
Bank of America Corp., 2.676% to 6/19/2040, FLR (SOFR + 1.93%) to 6/19/2041	1,986,000	1,927,411
Credit Suisse Group AG, 3.091% to 5/14/2031, FLR (SOFR + 1.73%) to 5/14/2032 (n)	399,000	411,070
Goldman Sachs Group, Inc., 2.6%, 2/07/2030	6,003,000	6,229,198
HSBC Holdings PLC, 4% to 9/09/2026, FLR (CMT - 1yr. + 3.222%) to 9/09/2169	442,000	449,182
HSBC Holdings PLC, 4.7% to 9/09/2031, FLR (CMT - 1yr. + 3.25%) to 9/09/2169	1,122,000	1,164,075
JPMorgan Chase & Co., 3.782% to 2/01/2027, FLR (LIBOR - 3mo. + 1.337%) to 2/01/2028	3,707,000	4,116,441
JPMorgan Chase & Co., 2.739% to 10/15/2029, FLR (SOFR + 1.51%) to 10/15/2030	1,052,000	1,101,030
JPMorgan Chase & Co., 2.956% to 5/13/2030, FLR (SOFR + 2.515%) to 5/13/2031	558,000	586,183
JPMorgan Chase & Co., 3.109% to 4/22/2040, FLR (SOFR + 2.46%) to 4/22/2041	2,876,000	2,983,686
JPMorgan Chase & Co., 3.897% to 1/23/2048, FLR (LIBOR - 3mo. + 1.22%) to 1/23/2049	1,100,000	1,278,326
Morgan Stanley, 3.875%, 4/29/2024	1,358,000	1,476,993
Morgan Stanley, 4%, 7/23/2025	1,063,000	1,182,328
Morgan Stanley, 2.699% to 1/22/2030, FLR (SOFR + 1.143%) to 1/22/2031	6,047,000	6,330,015
PNC Bank N.A., 2.7%, 10/22/2029	835,000	884,155
Royal Bank of Canada, 1.15%, 6/10/2025	2,774,000	2,788,816
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
State Street Corp., 2.901% to 3/30/2025, FLR (SOFR + 2.6%) to 3/30/2026	$404,000	$ 431,350
UBS Group AG, 2.095% to 2/11/2031, FLR (CMT - 1yr. + 1.0%) to 2/11/2032 (n)	3,816,000	3,738,275
		$40,331,037
Medical & Health Technology & Services – 0.6%
Alcon, Inc., 2.6%, 5/27/2030 (n)	$302,000	$ 308,409
Alcon, Inc., 3.8%, 9/23/2049 (n)	1,564,000	1,738,000
Becton, Dickinson and Co., 4.669%, 6/06/2047	1,805,000	2,248,675
Cigna Corp., 3.2%, 3/15/2040	556,000	577,091
HCA, Inc., 4.125%, 6/15/2029	2,120,000	2,387,282
HCA, Inc., 5.125%, 6/15/2039	2,264,000	2,828,023
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045	1,404,000	1,682,971
Northwell Healthcare, Inc., 3.979%, 11/01/2046	153,000	173,209
Northwell Healthcare, Inc., 4.26%, 11/01/2047	1,205,000	1,420,814
Thermo Fisher Scientific, Inc., 2.95%, 9/19/2026	1,174,000	1,265,993
Thermo Fisher Scientific, Inc., 3.2%, 8/15/2027	2,267,000	2,475,263
		$17,105,730
Medical Equipment – 0.3%
Boston Scientific Corp., 3.75%, 3/01/2026	$2,370,000	$ 2,627,818
Boston Scientific Corp., 2.65%, 6/01/2030	1,590,000	1,644,552
Zimmer Biomet Holdings, Inc., 3.55%, 4/01/2025	2,600,000	2,820,751
		$7,093,121
Metals & Mining – 0.3%
Anglo American Capital PLC, 5.625%, 4/01/2030 (n)	$1,394,000	$ 1,705,594
Anglo American Capital PLC, 2.625%, 9/10/2030 (n)	2,667,000	2,677,088
Glencore Funding LLC, 4.125%, 5/30/2023 (n)	1,244,000	1,323,164
Glencore Funding LLC, 2.5%, 9/01/2030 (n)	1,695,000	1,690,858
Glencore Funding LLC, 2.85%, 4/27/2031 (n)	709,000	721,007
		$8,117,711
Midstream – 0.6%
Cheniere Corpus Christi Holdings LLC, 3.7%, 11/15/2029	$1,833,000	$ 2,002,153
Enbridge, Inc., 2.5%, 1/15/2025	969,000	1,015,189
Enterprise Products Operating LLC, 4.2%, 1/31/2050	774,000	892,733
Galaxy Pipeline Assets Bidco Ltd., 2.16%, 3/31/2034 (n)	2,495,000	2,448,341
Kinder Morgan Energy Partners LP, 4.15%, 2/01/2024	1,207,000	1,303,281

10

MFS Total Return Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Midstream – continued
ONEOK, Inc., 4.95%, 7/13/2047	$2,331,000	$ 2,735,640
Plains All American Pipeline LP, 3.8%, 9/15/2030	1,881,000	2,012,779
Sabine Pass Liquefaction LLC, 5%, 3/15/2027	1,561,000	1,802,552
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030	512,000	590,875
Spectra Energy Partners LP, 3.375%, 10/15/2026	828,000	900,047
		$15,703,590
Mortgage-Backed – 10.7%
Fannie Mae, 6%, 7/01/2021-7/01/2037	$3,316,295	$ 3,834,169
Fannie Mae, 5.5%, 5/01/2022-4/01/2040	6,115,773	6,977,662
Fannie Mae, 5%, 12/01/2023-3/01/2041	2,453,818	2,787,214
Fannie Mae, 3.5%, 5/25/2025-7/01/2046	15,319,478	16,515,906
Fannie Mae, 2.7%, 7/01/2025	367,000	392,542
Fannie Mae, 2.563%, 12/25/2026	1,473,827	1,580,101
Fannie Mae, 3%, 11/01/2028-9/01/2046	5,044,989	5,335,680
Fannie Mae, 6.5%, 6/01/2031-7/01/2037	1,041,378	1,196,425
Fannie Mae, 2.5%, 11/01/2031	94,365	98,877
Fannie Mae, 3%, 2/25/2033 (i)	417,062	40,701
Fannie Mae, 4.5%, 8/01/2033-6/01/2044	5,870,229	6,517,410
Fannie Mae, 3.25%, 5/25/2040	153,167	165,550
Fannie Mae, 4%, 9/01/2040-6/01/2047	10,677,055	11,651,537
Fannie Mae, 2%, 10/25/2040-4/25/2046	567,634	579,329
Fannie Mae, 4%, 7/25/2046 (i)	388,087	73,090
Fannie Mae, UMBS, 2.5%, 2/01/2050-7/01/2050	3,055,085	3,191,145
Fannie Mae, UMBS, 2%, 1/01/2051-2/01/2051	540,243	547,196
Freddie Mac, 6%, 10/01/2021-6/01/2037	1,127,097	1,311,793
Freddie Mac, 5%, 12/01/2021-1/15/2040	1,375,587	1,571,565
Freddie Mac, 2.791%, 1/25/2022	1,383,391	1,396,165
Freddie Mac, 2.51%, 11/25/2022	1,503,000	1,542,346
Freddie Mac, 3.111%, 2/25/2023	2,136,000	2,221,729
Freddie Mac, 3.32%, 2/25/2023	745,000	777,298
Freddie Mac, 3.25%, 4/25/2023	2,474,000	2,583,552
Freddie Mac, 3.06%, 7/25/2023	175,000	183,527
Freddie Mac, 3.458%, 8/25/2023	1,642,000	1,737,800
Freddie Mac, 1.016%, 4/25/2024 (i)	5,258,067	99,762
Freddie Mac, 0.633%, 7/25/2024 (i)	14,179,000	218,999
Freddie Mac, 0.732%, 7/25/2024 (i)	5,035,705	69,217
Freddie Mac, 4.5%, 8/01/2024-5/01/2042	1,091,746	1,203,124
Freddie Mac, 0.431%, 8/25/2024 (i)	15,246,000	172,236
Freddie Mac, 0.526%, 8/25/2024 (i)	27,436,711	286,294
Freddie Mac, 3.064%, 8/25/2024	794,000	845,094
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 0.482%, 10/25/2024 (i)	$18,981,488	$ 188,410
Freddie Mac, 3.171%, 10/25/2024	1,304,000	1,403,211
Freddie Mac, 0.401%, 11/25/2024 (i)	15,385,000	148,496
Freddie Mac, 2.67%, 12/25/2024	1,561,000	1,657,775
Freddie Mac, 3.329%, 5/25/2025	2,660,000	2,895,999
Freddie Mac, 3.01%, 7/25/2025	423,000	456,568
Freddie Mac, 3.151%, 11/25/2025	1,001,000	1,090,793
Freddie Mac, 0.773%, 6/25/2027 (i)	13,682,000	520,619
Freddie Mac, 0.887%, 6/25/2027 (i)	4,672,706	185,679
Freddie Mac, 3.117%, 6/25/2027	1,114,000	1,229,349
Freddie Mac, 0.71%, 7/25/2027 (i)	12,022,040	385,971
Freddie Mac, 0.46%, 8/25/2027 (i)	9,650,000	209,018
Freddie Mac, 0.562%, 8/25/2027 (i)	6,653,727	165,187
Freddie Mac, 0.406%, 9/25/2027 (i)	10,419,000	195,149
Freddie Mac, 3.187%, 9/25/2027	754,000	837,795
Freddie Mac, 0.325%, 11/25/2027 (i)	16,290,000	227,824
Freddie Mac, 0.417%, 11/25/2027 (i)	11,605,660	198,869
Freddie Mac, 0.455%, 11/25/2027 (i)	10,398,341	209,035
Freddie Mac, 0.371%, 12/25/2027 (i)	10,109,000	174,028
Freddie Mac, 0.413%, 12/25/2027 (i)	11,210,000	221,543
Freddie Mac, 0.493%, 12/25/2027 (i)	17,757,084	393,016
Freddie Mac, 3.65%, 2/25/2028	904,000	1,033,198
Freddie Mac, 3.9%, 4/25/2028	1,667,000	1,931,706
Freddie Mac, 1.218%, 7/25/2029 (i)	829,541	65,384
Freddie Mac, 1.268%, 8/25/2029 (i)	5,217,532	431,675
Freddie Mac, 1.915%, 4/25/2030 (i)	900,000	129,690
Freddie Mac, 1.984%, 4/25/2030 (i)	2,701,417	406,647
Freddie Mac, 1.765%, 5/25/2030 (i)	1,301,002	175,511
Freddie Mac, 1.906%, 5/25/2030 (i)	3,334,078	486,181
Freddie Mac, 1.436%, 6/25/2030 (i)	1,327,631	147,088
Freddie Mac, 1.704%, 8/25/2030 (i)	1,191,673	158,785
Freddie Mac, 1.262%, 9/25/2030 (i)	775,587	76,777
Freddie Mac, 1.172%, 11/25/2030 (i)	1,356,411	125,951
Freddie Mac, 0.423%, 1/25/2031 (i)	5,332,445	147,467
Freddie Mac, 0.873%, 1/25/2031 (i)	2,233,850	154,865
Freddie Mac, 1.026%, 1/25/2031 (i)	1,493,151	121,917
Freddie Mac, 0.625%, 3/25/2031 (i)	4,318,725	195,517
Freddie Mac, 0.837%, 3/25/2031 (i)	1,837,683	123,509
Freddie Mac, 1.224%, 5/25/2031 (i)	822,353	90,528
Freddie Mac, 0.442%, 11/25/2032 (i)	8,669,673	241,434
Freddie Mac, 5.5%, 12/01/2033-2/01/2037	985,894	1,127,367
Freddie Mac, 6.5%, 5/01/2034-7/01/2037	614,611	696,898
Freddie Mac, 5.5%, 2/15/2036 (i)	82,326	15,079
Freddie Mac, 4%, 8/01/2037-8/01/2047	5,366,087	5,832,593
Freddie Mac, 3.5%, 11/01/2037-10/25/2058	10,545,720	11,367,713
Freddie Mac, 3%, 1/01/2038-2/25/2059	12,403,168	13,206,228
Freddie Mac, 4.5%, 12/15/2040 (i)	78,042	7,359
Freddie Mac, 4%, 8/15/2044 (i)	106,255	12,457
Freddie Mac, UMBS, 6.5%, 10/01/2034	33,391	38,165
Freddie Mac, UMBS, 5%, 10/01/2035	199,119	228,084

11

MFS Total Return Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, UMBS, 6%, 1/01/2036-3/01/2036	$90,404	$ 102,135
Freddie Mac, UMBS, 3%, 7/01/2050	104,284	111,035
Ginnie Mae, 6%, 9/15/2032-1/15/2038	1,336,267	1,567,384
Ginnie Mae, 5.5%, 5/15/2033-10/15/2035	811,331	940,845
Ginnie Mae, 4.5%, 7/20/2033-9/20/2041	1,951,987	2,203,573
Ginnie Mae, 5%, 7/20/2033-12/15/2034	266,755	308,198
Ginnie Mae, 4%, 1/20/2041-2/20/2042	2,123,262	2,323,576
Ginnie Mae, 3.5%, 12/15/2041-3/20/2048	5,549,567	5,958,458
Ginnie Mae, 3%, 4/20/2045-6/20/2051	10,447,748	10,988,378
Ginnie Mae, 2.5%, 6/20/2051-7/20/2051	6,775,000	7,025,044
Ginnie Mae, 0.56%, 2/16/2059 (i)	3,425,789	148,424
Ginnie Mae, TBA, 2.5%, 7/15/2051	6,000,000	6,209,063
Ginnie Mae, TBA, 3.5%, 7/15/2051	4,300,000	4,513,908
Ginnie Mae, TBA, 4%, 7/15/2051	1,425,000	1,504,767
Ginnie Mae, TBA, 2%, 7/21/2051	1,875,000	1,909,570
Ginnie Mae, TBA, 3%, 7/21/2051	2,825,000	2,947,545
UMBS, TBA, 3%, 7/19/2036-8/12/2051	14,375,000	14,985,050
UMBS, TBA, 1.5%, 7/25/2036-8/17/2036	4,975,000	5,030,868
UMBS, TBA, 2%, 7/25/2036-8/12/2051	50,650,000	51,169,361
UMBS, TBA, 2.5%, 7/25/2036-8/25/2051	33,450,000	34,643,761
UMBS, TBA, 4%, 7/25/2051	975,000	1,038,223
		$285,104,308
Municipals – 0.4%
New Jersey Economic Development Authority State Pension Funding Rev., “A”, NPFG, 7.425%, 2/15/2029	$2,750,000	$ 3,566,316
New Jersey Turnpike Authority Rev. (Build America Bonds), “F”, 7.414%, 1/01/2040	3,685,000	6,050,596
State of Florida, “A”, 2.154%, 7/01/2030	1,437,000	1,465,055
		$11,081,967
Natural Gas - Distribution – 0.0%
NiSource, Inc., 5.65%, 2/01/2045	$486,000	$ 669,853
Natural Gas - Pipeline – 0.1%
APT Pipelines Ltd., 4.2%, 3/23/2025 (n)	$3,344,000	$ 3,667,122
APT Pipelines Ltd., 4.25%, 7/15/2027 (n)	253,000	285,716
		$3,952,838
Issuer	Shares/Par	Value ($)
Bonds – continued
Network & Telecom – 0.4%
AT&T, Inc., 2.75%, 6/01/2031	$2,106,000	$ 2,189,163
AT&T, Inc., 3.65%, 9/15/2059 (n)	1,786,000	1,811,180
Verizon Communications, Inc., 2.1%, 3/22/2028	273,000	278,710
Verizon Communications, Inc., 3.15%, 3/22/2030	1,053,000	1,136,999
Verizon Communications, Inc., 2.55%, 3/21/2031	512,000	523,328
Verizon Communications, Inc., 4.272%, 1/15/2036	1,477,000	1,757,372
Verizon Communications, Inc., 4.812%, 3/15/2039	1,877,000	2,377,554
		$10,074,306
Oils – 0.3%
Marathon Petroleum Corp., 4.75%, 9/15/2044	$1,114,000	$ 1,316,231
Phillips 66 Co., 2.15%, 12/15/2030	3,438,000	3,379,778
Valero Energy Corp., 4.9%, 3/15/2045	516,000	644,795
Valero Energy, Corp., 6.625%, 6/15/2037	2,124,000	2,911,757
		$8,252,561
Other Banks & Diversified Financials – 0.4%
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/2022 (n)	$2,890,000	$ 3,068,602
Branch Banking & Trust Co., 2.25%, 3/11/2030	2,707,000	2,746,286
Capital One Financial Corp., 3.75%, 3/09/2027	1,728,000	1,919,931
Citigroup, Inc., 2.666% to 1/29/2030, FLR (SOFR + 1.146%) to 1/29/2031	2,869,000	2,960,897
		$10,695,716
Pollution Control – 0.1%
Republic Services, Inc., 3.95%, 5/15/2028	$1,245,000	$ 1,416,298
Republic Services, Inc., 1.45%, 2/15/2031	998,000	934,982
		$2,351,280
Real Estate - Office – 0.0%
Boston Properties, Inc., REIT, 2.55%, 4/01/2032	$1,316,000	$ 1,324,157
Real Estate - Other – 0.0%
Prologis LP, REIT, 2.25%, 4/15/2030	$717,000	$ 732,344
Real Estate - Retail – 0.1%
Brixmor Operating Partnership LP, REIT, 4.125%, 5/15/2029	$172,000	$ 192,697
Brixmor Operating Partnership LP, REIT, 4.05%, 7/01/2030	1,681,000	1,880,800
Realty Income Corp., REIT, 3.25%, 1/15/2031	569,000	619,891
		$2,693,388

12

MFS Total Return Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Retailers – 0.3%
Alimentation Couche-Tard, Inc., 3.439%, 5/13/2041 (n)	$2,106,000	$ 2,174,369
Amazon.com, Inc., 2.5%, 6/03/2050	1,592,000	1,504,284
Best Buy Co., Inc., 4.45%, 10/01/2028	2,037,000	2,366,544
Home Depot, Inc., 3.9%, 6/15/2047	1,113,000	1,321,101
		$7,366,298
Specialty Stores – 0.0%
TJX Cos., Inc., 3.875%, 4/15/2030	$453,000	$ 519,258
Telecommunications - Wireless – 0.6%
American Tower Corp., REIT, 3%, 6/15/2023	$938,000	$ 983,022
American Tower Corp., REIT, 3.6%, 1/15/2028	1,138,000	1,251,675
American Tower Corp., REIT, 3.1%, 6/15/2050	1,568,000	1,531,909
American Tower Trust I, REIT, 3.07%, 3/15/2048 (n)	3,121,000	3,136,182
Crown Castle International Corp., 1.35%, 7/15/2025	701,000	705,771
Crown Castle International Corp., 3.65%, 9/01/2027	2,565,000	2,828,152
T-Mobile USA, Inc., 2.05%, 2/15/2028	1,892,000	1,920,702
T-Mobile USA, Inc., 4.5%, 4/15/2050	2,244,000	2,672,005
		$15,029,418
Telephone Services – 0.1%
Deutsche Telekom AG, 3.625%, 1/21/2050 (n)	$1,281,000	$ 1,352,318
Transportation - Services – 0.1%
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	$1,826,000	$ 2,724,154
U.S. Government Agencies and Equivalents – 0.0%
Small Business Administration, 4.35%, 7/01/2023	$873	$ 897
Small Business Administration, 4.77%, 4/01/2024	56,280	58,526
Small Business Administration, 5.18%, 5/01/2024	74,900	78,910
Small Business Administration, 5.52%, 6/01/2024	4,638	4,869
Small Business Administration, 4.99%, 9/01/2024	105,202	109,732
Small Business Administration, 4.95%, 3/01/2025	3,809	3,980
Small Business Administration, 5.11%, 8/01/2025	359,708	380,835
		$637,749
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – 10.1%
U.S. Treasury Bonds, 1.375%, 11/15/2040	$5,500,000	$ 4,940,547
U.S. Treasury Bonds, 2.875%, 5/15/2043	9,096,000	10,461,111
U.S. Treasury Bonds, 2.5%, 2/15/2045	9,797,000	10,599,895
U.S. Treasury Bonds, 3%, 11/15/2045	3,638,000	4,301,224
U.S. Treasury Bonds, 3%, 2/15/2048	8,760,000	10,442,194
U.S. Treasury Bonds, 2.875%, 5/15/2049	900,000	1,053,879
U.S. Treasury Bonds, 2.375%, 11/15/2049	30,365,000	32,333,980
U.S. Treasury Notes, 0.125%, 12/31/2022	48,500,000	48,458,320
U.S. Treasury Notes, 1.375%, 1/31/2025	70,000,000	71,922,266
U.S. Treasury Notes, 0.375%, 11/30/2025	76,500,000	75,122,402
		$269,635,818
Utilities - Electric Power – 0.8%
Berkshire Hathaway Energy Co., 4.25%, 10/15/2050	$257,000	$ 312,839
Duke Energy Corp., 2.65%, 9/01/2026	345,000	364,063
Enel Finance International N.V., 2.65%, 9/10/2024	1,020,000	1,072,167
Enel Finance International N.V., 4.875%, 6/14/2029 (n)	1,916,000	2,286,583
Enel Finance International N.V., 4.75%, 5/25/2047 (n)	392,000	481,279
Evergy, Inc., 2.9%, 9/15/2029	1,644,000	1,742,174
Exelon Corp., 4.05%, 4/15/2030	1,913,000	2,178,786
FirstEnergy Corp., 3.4%, 3/01/2050	1,078,000	1,053,745
Georgia Power Co., 3.7%, 1/30/2050	147,000	159,642
Jersey Central Power & Light Co., 4.3%, 1/15/2026 (n)	1,333,000	1,475,318
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	738,000	749,137
Northern States Power Co., 2.6%, 6/01/2051	1,912,000	1,816,036
Oncor Electric Delivery Co. LLC, 5.75%, 3/15/2029	2,486,000	3,123,778
Pacific Gas & Electric Co., 2.1%, 8/01/2027	480,000	466,168
Pacific Gas & Electric Co., 3%, 6/15/2028	1,410,000	1,416,342
Pacific Gas & Electric Co., 3.3%, 8/01/2040	926,000	836,246
Xcel Energy, Inc., 3.4%, 6/01/2030	968,000	1,061,059
Xcel Energy, Inc., 3.5%, 12/01/2049	1,154,000	1,245,355
		$21,840,717
Utilities - Gas – 0.0%
East Ohio Gas Co., 2%, 6/15/2030 (n)	$1,330,000	$ 1,314,851
Total Bonds (Identified Cost, $1,008,378,934)		$ 1,051,495,908

13

MFS Total Return Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Convertible Preferred Stocks – 1.2%
Automotive – 0.3%
Aptiv PLC, 5.5%	39,000	$ 6,973,980
Medical Equipment – 0.4%
Boston Scientific Corp., 5.5%	66,836	$ 7,756,986
Danaher Corp., 4.75%	1,324	2,381,360
		$10,138,346
Telecommunications - Wireless – 0.2%
T-Mobile USA, Inc., 5.25%	5,432	$ 6,844,157
Utilities - Electric Power – 0.3%
CenterPoint Energy, Inc., 7%	162,120	$ 7,347,278
Total Convertible Preferred Stocks (Identified Cost, $25,680,393)		$ 31,303,761
Issuer	Shares/Par	Value ($)
Preferred Stocks – 0.3%
Computer Software - Systems – 0.3%
Samsung Electronics Co. Ltd. (Identified Cost, $4,011,179)	108,944	$ 7,129,754
Investment Companies (h) – 5.6%
Money Market Funds – 5.6%
MFS Institutional Money Market Portfolio, 0.02% (v) (Identified Cost, $150,704,645)	150,704,645	$ 150,704,645
Other Assets, Less Liabilities – (4.2)%		(111,578,507)
Net Assets – 100.0%		$ 2,675,191,305

(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $150,704,645 and $2,636,065,167, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $175,582,058, representing 6.6% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FGIC	Financial Guaranty Insurance Co.
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security
See Notes to Financial Statements
14

MFS Total Return Series
Financial Statements	Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/21 Assets
Investments in unaffiliated issuers, at value (identified cost, $1,870,072,326)	$2,636,065,167
Investments in affiliated issuers, at value (identified cost, $150,704,645)	150,704,645
Cash	3,933,263
Receivables for
Investments sold	3,610,850
TBA sale commitments	17,391,129
Fund shares sold	2,597,478
Interest and dividends	7,127,781
Receivable from investment adviser	93,823
Other assets	6,591
Total assets	$2,821,530,727
Liabilities
Payables for
Investments purchased	$3,660,417
TBA purchase commitments	141,406,768
Fund shares reacquired	951,057
Payable to affiliates
Administrative services fee	1,962
Shareholder servicing costs	799
Distribution and/or service fees	19,090
Accrued expenses and other liabilities	299,329
Total liabilities	$146,339,422
Net assets	$2,675,191,305
Net assets consist of
Paid-in capital	$1,595,466,078
Total distributable earnings (loss)	1,079,725,227
Net assets	$2,675,191,305
Shares of beneficial interest outstanding	95,099,608
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$1,277,811,427	44,914,835	$28.45
Service Class	1,397,379,878	50,184,773	27.84
See Notes to Financial Statements
15

MFS Total Return Series
Financial Statements	Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/21
Net investment income (loss)
Income
Dividends	$16,760,360
Interest	11,249,659
Dividends from affiliated issuers	35,008
Other	16,652
Income on securities loaned	9,564
Foreign taxes withheld	(248,503)
Total investment income	$27,822,740
Expenses
Management fee	$8,635,022
Distribution and/or service fees	1,689,974
Shareholder servicing costs	36,276
Administrative services fee	171,755
Independent Trustees' compensation	18,798
Custodian fee	64,527
Shareholder communications	80,511
Audit and tax fees	39,217
Legal fees	9,776
Miscellaneous	36,940
Total expenses	$10,782,796
Reduction of expenses by investment adviser	(1,152,418)
Net expenses	$9,630,378
Net investment income (loss)	$18,192,362
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$132,184,900
Foreign currency	(6,431)
Net realized gain (loss)	$132,178,469
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$81,038,930
Translation of assets and liabilities in foreign currencies	(23,045)
Net unrealized gain (loss)	$81,015,885
Net realized and unrealized gain (loss)	$213,194,354
Change in net assets from operations	$231,386,716
See Notes to Financial Statements
16

MFS Total Return Series
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/21 (unaudited)	12/31/20
Change in net assets
From operations
Net investment income (loss)	$18,192,362	$43,611,772
Net realized gain (loss)	132,178,469	132,672,899
Net unrealized gain (loss)	81,015,885	42,984,940
Change in net assets from operations	$231,386,716	$219,269,611
Total distributions to shareholders	$—	$(115,929,697)
Change in net assets from fund share transactions	$(94,953,954)	$(111,560,917)
Total change in net assets	$136,432,762	$(8,221,003)
Net assets
At beginning of period	2,538,758,543	2,546,979,546
At end of period	$2,675,191,305	$2,538,758,543
See Notes to Financial Statements
17

MFS Total Return Series
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/21 (unaudited)	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$26.02	$24.90	$21.78	$24.70	$23.18	$22.60
Income (loss) from investment operations
Net investment income (loss) (d)	$0.21	$0.47	$0.52	$0.53	$0.49	$0.54(c)
Net realized and unrealized gain (loss)	2.22	1.88	3.83	(1.80)	2.29	1.51
Total from investment operations	$2.43	$2.35	$4.35	$(1.27)	$2.78	$2.05
Less distributions declared to shareholders
From net investment income	$—	$(0.57)	$(0.58)	$(0.54)	$(0.58)	$(0.69)
From net realized gain	—	(0.66)	(0.65)	(1.11)	(0.68)	(0.78)
Total distributions declared to shareholders	$—	$(1.23)	$(1.23)	$(1.65)	$(1.26)	$(1.47)
Net asset value, end of period (x)	$28.45	$26.02	$24.90	$21.78	$24.70	$23.18
Total return (%) (k)(r)(s)(x)	9.34(n)	9.81	20.38	(5.61)	12.30	9.09(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.70(a)	0.71	0.70	0.70	0.71	0.71(c)
Expenses after expense reductions (f)	0.61(a)	0.61	0.62	0.62	0.63	0.62(c)
Net investment income (loss)	1.53(a)	1.95	2.18	2.20	2.04	2.33(c)
Portfolio turnover	57(n)	84	42	26	34	35
Net assets at end of period (000 omitted)	$1,277,811	$1,219,438	$1,223,166	$1,134,301	$1,350,737	$1,359,943

See Notes to Financial Statements
18

MFS Total Return Series
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/21 (unaudited)	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$25.50	$24.43	$21.38	$24.28	$22.81	$22.26
Income (loss) from investment operations
Net investment income (loss) (d)	$0.17	$0.40	$0.45	$0.46	$0.43	$0.47(c)
Net realized and unrealized gain (loss)	2.17	1.83	3.76	(1.77)	2.25	1.49
Total from investment operations	$2.34	$2.23	$4.21	$(1.31)	$2.68	$1.96
Less distributions declared to shareholders
From net investment income	$—	$(0.50)	$(0.51)	$(0.48)	$(0.53)	$(0.63)
From net realized gain	—	(0.66)	(0.65)	(1.11)	(0.68)	(0.78)
Total distributions declared to shareholders	$—	$(1.16)	$(1.16)	$(1.59)	$(1.21)	$(1.41)
Net asset value, end of period (x)	$27.84	$25.50	$24.43	$21.38	$24.28	$22.81
Total return (%) (k)(r)(s)(x)	9.18(n)	9.52	20.12	(5.87)	12.02	8.81(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.95(a)	0.96	0.95	0.95	0.96	0.96(c)
Expenses after expense reductions (f)	0.86(a)	0.86	0.87	0.87	0.88	0.87(c)
Net investment income (loss)	1.28(a)	1.71	1.93	1.95	1.79	2.08(c)
Portfolio turnover	57(n)	84	42	26	34	35
Net assets at end of period (000 omitted)	$1,397,380	$1,319,320	$1,323,813	$1,191,222	$1,427,824	$1,276,603
(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
19

MFS Total Return Series
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Total Return Series (the fund) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Certain of the fund's investments, derivatives, debt and other contracts may be based on reference interest rates such as the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, derivatives, debt and other contracts that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to disregard the GAAP accounting requirements around certain contract modifications resulting from the LIBOR transition such that for contracts considered in scope, the fund can account for those modified contracts as a continuation of the existing contracts.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Debt instruments sold short are generally valued at an evaluated or composite mean as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from
20

MFS Total Return Series
Notes to Financial Statements (unaudited) - continued
third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,497,537,497	$6,844,157	$—	$1,504,381,654
Switzerland	26,066,709	—	—	26,066,709
Taiwan	14,291,590	—	—	14,291,590
United Kingdom	14,073,593	—	—	14,073,593
France	8,294,713	—	—	8,294,713
South Korea	7,129,754	—	—	7,129,754
Ireland	6,137,220	—	—	6,137,220
Germany	4,194,026	—	—	4,194,026
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	270,273,567	—	270,273,567
Non - U.S. Sovereign Debt	—	6,591,488	—	6,591,488
Municipal Bonds	—	11,081,967	—	11,081,967
U.S. Corporate Bonds	—	260,209,756	—	260,209,756
Residential Mortgage-Backed Securities	—	285,388,076	—	285,388,076
Commercial Mortgage-Backed Securities	—	69,852,584	—	69,852,584
Asset-Backed Securities (including CDOs)	—	72,159,947	—	72,159,947
Foreign Bonds	—	75,938,523	—	75,938,523
Mutual Funds	150,704,645	—	—	150,704,645
Total	$1,728,429,747	$1,058,340,065	$—	$2,786,769,812
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of
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Notes to Financial Statements (unaudited) - continued
the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2021, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Some securities may be purchased or sold on an extended settlement basis, which means that the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. Interest income is recorded on the accrual basis.
Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.
The fund may purchase or sell mortgage-backed securities on a “To Be Announced” (TBA) basis. A TBA transaction is subject to extended settlement and typically does not designate the actual security to be delivered, but instead includes an approximate principal amount. The price of the TBA security and the date that it will be settled are fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and no interest accrues to the fund until settlement takes place. TBA purchase and sale commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy and included in TBA purchase and TBA sale commitments in the Statement of Assets and Liabilities. Losses may arise as a result of changes in the value of the TBA investment prior to settlement date or due to counterparty non-performance. At the time that it enters into a TBA transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
The fund may also enter into mortgage dollar rolls, typically TBA dollar rolls, in which the fund sells TBA mortgage-backed securities to financial institutions and simultaneously agrees to repurchase similar (same issuer, type and coupon) securities at a later date at an agreed-upon price. During the period between the sale and repurchase, the fund will not be entitled to receive interest and principal payments on the securities sold. The fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. Dollar roll transactions involve the risk that the market value of the securities that the fund is required to purchase may decline below the agreed upon repurchase price of those securities.
22

MFS Total Return Series
Notes to Financial Statements (unaudited) - continued
To mitigate the counterparty credit risk on TBA transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to amortization and accretion of debt securities, wash sale loss deferrals and partnership adjustments.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/20
Ordinary income (including any short-term capital gains)	$52,307,667
Long-term capital gains	63,622,030
Total distributions	$115,929,697
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/21
Cost of investments	$2,036,035,903
Gross appreciation	761,650,467
Gross depreciation	(10,916,558)
Net unrealized appreciation (depreciation)	$750,733,909
As of 12/31/20
Undistributed ordinary income	54,306,299
Undistributed long-term capital gain	118,976,833
Other temporary differences	3,767,505
Net unrealized appreciation (depreciation)	671,287,874
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
23

MFS Total Return Series
Notes to Financial Statements (unaudited) - continued
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/21	Year ended 12/31/20
Initial Class	$—	$56,532,062
Service Class	—	59,397,635
Total	$—	$115,929,697
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.70%
In excess of $1 billion and up to $2.5 billion	0.65%
In excess of $2.5 billion and up to $5 billion	0.55%
In excess of $5 billion	0.50%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. For the six months ended June 30, 2021, this management fee reduction amounted to $155,543, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2021 was equivalent to an annual effective rate of 0.65% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.61% of average daily net assets for the Initial Class shares and 0.86% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2023. For the six months ended June 30, 2021, this reduction amounted to $996,875, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2021, the fee was $35,038, which equated to 0.0027% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2021, these costs amounted to $1,238.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2021 was equivalent to an annual effective rate of 0.0132% of the fund's average daily net assets.
24

MFS Total Return Series
Notes to Financial Statements (unaudited) - continued
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended June 30, 2021, the fund engaged in sale transactions pursuant to this policy, which amounted to $191,534. The sales transactions resulted in net realized gains (losses) of $(119,421).
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended June 30, 2021, this reimbursement amounted to $15,765, which is included in “Other” income in the Statement of Operations.
(4)  Portfolio Securities
For the six months ended June 30, 2021, purchases and sales of investments, other than short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$1,213,021,901	$1,115,200,222
Non-U.S. Government securities	245,570,284	431,867,380
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/21		Year ended 12/31/20
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	705,060	$19,174,324	1,626,873	$38,823,750
Service Class	1,794,028	48,262,975	2,911,465	68,599,977
	2,499,088	$67,437,299	4,538,338	$107,423,727
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	2,349,629	$56,532,062
Service Class	—	—	2,516,849	59,397,635
	—	$—	4,866,478	$115,929,697
Shares reacquired
Initial Class	(2,654,405)	$(72,771,877)	(6,227,705)	$(149,473,288)
Service Class	(3,349,288)	(89,619,376)	(7,882,515)	(185,441,053)
	(6,003,693)	$(162,391,253)	(14,110,220)	$(334,914,341)
Net change
Initial Class	(1,949,345)	$(53,597,553)	(2,251,203)	$(54,117,476)
Service Class	(1,555,260)	(41,356,401)	(2,454,201)	(57,443,441)
	(3,504,605)	$(94,953,954)	(4,705,404)	$(111,560,917)
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit of which $1 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its
25

MFS Total Return Series
Notes to Financial Statements (unaudited) - continued
borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2021, the fund’s commitment fee and interest expense were $5,110 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$118,744,977	$427,791,590	$395,831,922	$—	$—	$150,704,645
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$35,008	$—
(8)  Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.
26

MFS Total Return Series
Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its April 2021 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2020 to December 31, 2020 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
27

MFS Total Return Series
Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at  mfs.com/vit1 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
FURTHER INFORMATION
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/vit1 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
28

Semiannual Report
June 30, 2021
MFS®  Utilities Series
MFS® Variable Insurance Trust
VUF-SEM

MFS® Utilities Series
The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK OR CREDIT UNION GUARANTEE  •
NOT A DEPOSIT  •  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Utilities Series
LETTER FROM THE CEO
Dear Contract Owners:
After experiencing dramatic swings in the early days of the coronavirus pandemic, global equity markets have performed strongly over the past year. Though the speedy development of vaccines brightened the economic and market outlook, uncertainty remains as new variants of the virus appear, and questions persist over how fast vaccines can be made widely available in the developing world.
Global central banks have taken aggressive steps to cushion the economic and market fallout related to the virus, and governments are deploying unprecedented levels of fiscal support. Having passed a $1.9 trillion stimulus package in March, the U.S. Congress could approve additional stimulus later this year, some of it focused on infrastructure. Along with extraordinary government expenditures, pent-up consumer demand fueled a surge in economic activity as coronavirus restrictions were eased, pushing up inflation, at least temporarily. Markets initially reacted by pushing up yields on global government bonds, though some of the rate rise has since been corrected.
A spirited debate is underway among investors over whether the current price pressures will persist or prove to be temporary, caused by pandemic-induced bottlenecks. The policy measures put in place to counteract the pandemic's effects have helped build a supportive environment and are encouraging economic recovery; however, if markets disconnect from fundamentals, they can sow the seeds of instability. As such, recent dramatic increases in speculative trading in cryptocurrencies, special purpose acquisition companies (SPACs), and the like bear watching.
In the aftermath of the crisis, we could see societal changes as households, businesses, and governments adjust to a new reality, and any such alterations could affect the investment landscape. For investors, events such as the COVID-19 outbreak demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating the increasing complexity of global markets and economies. Guided by our long-term philosophy and adhering to our commitment to sustainable investing, we tune out the noise and aim to uncover what we believe are the best, most durable investment opportunities in the market. Our unique global investment platform combines collective expertise, long-term discipline, and thoughtful risk management to create sustainable value for investors.
Respectfully,
Michael W. Roberge
Chief Executive Officer
MFS Investment Management
August 13, 2021
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

MFS Utilities Series
Portfolio Composition
Portfolio structure (i)
Top ten holdings (i)
NextEra Energy, Inc.	8.0%
EDP Renovaveis S.A.	5.7%
Southern Co.	5.2%
Duke Energy Corp.	5.0%
Exelon Corp.	4.9%
Dominion Energy, Inc.	4.8%
Sempra Energy	3.2%
Enel S.p.A.	3.2%
Edison International	2.9%
PG&E Corp.	2.9%
Top five industries (i)
Utilities-Electric Power	81.8%
Telecommunications-Wireless	7.1%
Natural Gas-Distribution	3.6%
Cable TV	2.7%
Telephone Services	2.2%
Issuer country weightings (i)(x)
United States	69.1%
Portugal	7.4%
Spain	5.4%
United Kingdom	4.5%
Italy	3.2%
Germany	3.0%
Canada	2.3%
Thailand	0.7%
Brazil	0.7%
Other Countries	3.7%

(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents and Other.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.
Percentages are based on net assets as of June 30, 2021.
The portfolio is actively managed and current holdings may be different.
2

MFS Utilities Series
Expense Table
Fund Expenses Borne by the Contract Holders during the Period,
January 1, 2021 through June 30, 2021
As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2021 through June 30, 2021.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight the fund's ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.
Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/21	Ending Account Value 6/30/21	Expenses Paid During Period (p) 1/01/21-6/30/21
Initial Class	Actual	0.78%	$1,000.00	$1,030.29	$3.93
	Hypothetical (h)	0.78%	$1,000.00	$1,020.93	$3.91
Service Class	Actual	1.03%	$1,000.00	$1,029.12	$5.18
	Hypothetical (h)	1.03%	$1,000.00	$1,019.69	$5.16
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class's annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
3

MFS Utilities Series
Portfolio of Investments − 6/30/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 96.3%
Cable TV – 2.7%
Charter Communications, Inc., “A” (a)	39,504	$ 28,500,161
NOS, SGPS S.A.	1,174,159	4,115,518
		$32,615,679
Natural Gas - Distribution – 3.1%
Atmos Energy Corp.	238,373	$ 22,910,029
China Resources Gas Group Ltd.	1,178,000	7,070,155
UGI Corp.	162,556	7,527,968
		$37,508,152
Natural Gas - Pipeline – 1.6%
DT Midstream LLC (a)	121,993	$ 4,716,250
Enterprise Products Partners LP	372,985	9,000,128
Equitrans Midstream Corp.	608,877	5,181,543
Plains All American Pipeline LP	30,820	350,115
		$19,248,036
Telecommunications - Wireless – 7.1%
Advanced Info Service Public Co. Ltd.	1,649,500	$ 8,800,764
Cellnex Telecom S.A.	541,254	34,477,066
KDDI Corp.	226,700	7,070,665
Mobile TeleSystems PJSC, ADR	201,097	1,862,158
SBA Communications Corp., REIT	62,355	19,872,539
T-Mobile USA, Inc. (a)	97,685	14,147,719
		$86,230,911
Telephone Services – 2.1%
Hellenic Telecommunications Organization S.A.	472,528	$ 7,928,247
Rogers Communications, Inc., “B”	247,362	13,150,335
Telesites S.A.B. de C.V. (a)	5,689,300	5,262,902
		$26,341,484
Utilities - Electric Power – 79.7%
AES Corp.	1,006,141	$ 26,230,096
ALLETE, Inc.	93,463	6,540,541
Alliant Energy Corp.	457,667	25,519,512
American Electric Power Co., Inc.	236,477	20,003,589
CenterPoint Energy, Inc.	635,691	15,587,143
CLP Holdings Ltd.	795,000	7,863,684
Dominion Energy, Inc.	790,797	58,178,935
DTE Energy Co. (a)	243,986	27,106,845
Duke Energy Corp.	614,317	60,645,374
E.ON SE	1,448,305	16,750,816
Edison International	603,888	34,916,804
EDP Renovaveis S.A.	2,981,666	69,083,882
Electricite de France S.A.	513,208	7,010,340
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – continued
Emera, Inc.	330,222	$ 14,981,998
Enel S.p.A.	4,146,654	38,509,126
Energias de Portugal S.A.	3,185,812	16,885,769
Entergy Corp.	86,898	8,663,731
Equatorial Energia S.A.	1,133,900	5,653,770
Evergy, Inc.	389,340	23,527,816
Exelon Corp.	1,340,724	59,407,483
FirstEnergy Corp.	717,511	26,698,584
Iberdrola S.A.	2,503,418	30,515,442
National Grid PLC	1,865,475	23,761,350
Neoenergia S.A.	899,100	3,139,927
NextEra Energy Partners LP	57,051	4,356,414
NextEra Energy, Inc.	1,321,119	96,811,601
PG&E Corp. (a)	3,428,206	34,864,855
Pinnacle West Capital Corp.	158,310	12,976,671
Portland General Electric Co.	128,597	5,925,750
Public Service Enterprise Group, Inc.	362,117	21,632,870
RWE AG	544,434	19,728,396
Sempra Energy	293,977	38,946,073
Southern Co.	1,049,095	63,480,738
SSE PLC	1,469,511	30,501,782
Vistra Corp.	511,227	9,483,261
		$965,890,968
Total Common Stocks (Identified Cost, $858,683,548)		$1,167,835,230
Convertible Preferred Stocks – 2.7%
Utilities - Electric Power – 2.7%
CenterPoint Energy, Inc., 7%	431,280	$ 19,545,610
DTE Energy Co., 6.25%	64,750	3,200,593
NextEra Energy, Inc., 5.279%	64,600	3,162,816
Sempra Energy, 6.75%	64,868	6,407,012
Total Convertible Preferred Stocks (Identified Cost, $29,027,293)		$ 32,316,031
Investment Companies (h) – 0.6%
Money Market Funds – 0.6%
MFS Institutional Money Market Portfolio, 0.02% (v) (Identified Cost, $6,853,786)	6,853,786	$ 6,853,786
Other Assets, Less Liabilities – 0.4%		4,908,483
Net Assets – 100.0%		$1,211,913,530

(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $6,853,786 and $1,200,151,261, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
4

MFS Utilities Series
Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
Derivative Contracts at 6/30/21
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
USD	95,404	CAD	115,184	Morgan Stanley Capital Services, Inc.	7/16/2021	$ 2,485
USD	71,481,800	EUR	58,647,884	Barclays Bank PLC	8/12/2021	1,881,876
USD	1,475,555	EUR	1,237,003	BNP Paribas S.A.	7/16/2021	8,347
USD	819,120	EUR	669,394	Brown Brothers Harriman	7/16/2021	25,153
USD	3,332,602	EUR	2,766,344	Citibank N.A.	7/16/2021	51,444
USD	6,235,856	EUR	5,227,125	Merrill Lynch International	7/16/2021	35,966
USD	95,335,754	EUR	79,799,040	State Street Bank Corp.	7/16/2021	686,172
USD	112,787	GBP	79,609	State Street Bank Corp.	7/16/2021	2,660
						$2,694,103
Liability Derivatives
CAD	499,067	USD	413,667	BNP Paribas S.A.	7/16/2021	$ (11,068)
CAD	518,076	USD	427,897	Brown Brothers Harriman	7/16/2021	(9,963)
CAD	205,670	USD	167,464	Merrill Lynch International	7/16/2021	(1,550)
CAD	1,238,993	USD	1,014,869	Morgan Stanley Capital Services, Inc.	7/16/2021	(15,369)
EUR	227,712	USD	276,030	Brown Brothers Harriman	7/16/2021	(5,941)
EUR	62,174	USD	74,576	Citibank N.A.	7/16/2021	(831)
EUR	14,834,090	USD	17,695,635	HSBC Bank	7/16/2021	(100,932)
EUR	35,130	USD	43,004	Merrill Lynch International	7/16/2021	(1,336)
USD	221,573	CAD	277,635	Brown Brothers Harriman	7/16/2021	(2,397)
USD	18,736,046	CAD	23,614,744	JPMorgan Chase Bank N.A.	7/16/2021	(314,051)
USD	31,953,801	GBP	23,260,934	Goldman Sachs International	7/16/2021	(224,425)
USD	398,076	GBP	288,520	Morgan Stanley Capital Services, Inc.	7/16/2021	(1,051)
USD	2,614,057	GBP	1,901,000	State Street Bank Corp.	7/16/2021	(15,708)
						$ (704,622)
At June 30, 2021, the fund had cash collateral of $850,000 to cover any collateral or margin obligations for certain derivative contracts. Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.
See Notes to Financial Statements
5

MFS Utilities Series
Financial Statements	Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/21 Assets
Investments in unaffiliated issuers, at value (identified cost, $887,710,841)	$1,200,151,261
Investments in affiliated issuers, at value (identified cost, $6,853,786)	6,853,786
Restricted cash for
Forward foreign currency exchange contracts	850,000
Receivables for
Forward foreign currency exchange contracts	2,694,103
Investments sold	610,331
Fund shares sold	16,035
Interest and dividends	2,945,099
Other assets	7,783
Total assets	$1,214,128,398
Liabilities
Payables for
Forward foreign currency exchange contracts	$704,622
Fund shares reacquired	1,216,985
Payable to affiliates
Investment adviser	48,798
Administrative services fee	932
Shareholder servicing costs	769
Distribution and/or service fees	9,317
Accrued expenses and other liabilities	233,445
Total liabilities	$2,214,868
Net assets	$1,211,913,530
Net assets consist of
Paid-in capital	$801,754,151
Total distributable earnings (loss)	410,159,379
Net assets	$1,211,913,530
Shares of beneficial interest outstanding	33,655,498
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$538,205,526	14,783,964	$36.40
Service Class	673,708,004	18,871,534	35.70
See Notes to Financial Statements
6

MFS Utilities Series
Financial Statements	Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/21
Net investment income (loss)
Income
Dividends	$20,371,308
Other	47,147
Income on securities loaned	13,382
Dividends from affiliated issuers	3,140
Foreign taxes withheld	(717,927)
Total investment income	$19,717,050
Expenses
Management fee	$4,470,441
Distribution and/or service fees	839,543
Shareholder servicing costs	27,442
Administrative services fee	82,656
Independent Trustees' compensation	9,439
Custodian fee	76,160
Shareholder communications	58,855
Audit and tax fees	32,230
Legal fees	4,417
Miscellaneous	17,923
Total expenses	$5,619,106
Reduction of expenses by investment adviser	(72,192)
Net expenses	$5,546,914
Net investment income (loss)	$14,170,136
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$14,458,841
Forward foreign currency exchange contracts	(2,463,154)
Foreign currency	11,954
Net realized gain (loss)	$12,007,641
Change in unrealized appreciation or depreciation
Unaffiliated issuers (net of $11,101 decrease in deferred country tax)	$2,853,688
Forward foreign currency exchange contracts	6,742,188
Translation of assets and liabilities in foreign currencies	(43,287)
Net unrealized gain (loss)	$9,552,589
Net realized and unrealized gain (loss)	$21,560,230
Change in net assets from operations	$35,730,366
See Notes to Financial Statements
7

MFS Utilities Series
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/21 (unaudited)	12/31/20
Change in net assets
From operations
Net investment income (loss)	$14,170,136	$28,889,068
Net realized gain (loss)	12,007,641	30,463,188
Net unrealized gain (loss)	9,552,589	(549,017)
Change in net assets from operations	$35,730,366	$58,803,239
Total distributions to shareholders	$—	$(56,937,274)
Change in net assets from fund share transactions	$(40,686,181)	$(75,290,012)
Total change in net assets	$(4,955,815)	$(73,424,047)
Net assets
At beginning of period	1,216,869,345	1,290,293,392
At end of period	$1,211,913,530	$1,216,869,345
See Notes to Financial Statements
8

MFS Utilities Series
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/21 (unaudited)	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$35.33	$35.18	$29.38	$29.50	$26.81	$25.56
Income (loss) from investment operations
Net investment income (loss) (d)	$0.44	$0.87	$0.90	$0.89	$0.81	$1.06(c)
Net realized and unrealized gain (loss)	0.63	0.99	6.37	(0.56)	3.17	1.91
Total from investment operations	$1.07	$1.86	$7.27	$0.33	$3.98	$2.97
Less distributions declared to shareholders
From net investment income	$—	$(0.84)	$(1.37)	$(0.33)	$(1.29)	$(1.08)
From net realized gain	—	(0.87)	(0.10)	(0.12)	—	(0.64)
Total distributions declared to shareholders	$—	$(1.71)	$(1.47)	$(0.45)	$(1.29)	$(1.72)
Net asset value, end of period (x)	$36.40	$35.33	$35.18	$29.38	$29.50	$26.81
Total return (%) (k)(r)(s)(x)	3.03(n)	5.90	25.07	1.06	14.83	11.47(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.79(a)	0.80	0.79	0.78	0.80	0.77(c)
Expenses after expense reductions (f)	0.78(a)	0.79	0.78	0.78	0.79	0.77(c)
Net investment income (loss)	2.49(a)	2.63	2.69	2.98	2.78	3.89(c)
Portfolio turnover	9(n)	32	28	27	27	33
Net assets at end of period (000 omitted)	$538,206	$537,240	$556,301	$492,930	$561,744	$556,607

See Notes to Financial Statements
9

MFS Utilities Series
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/21 (unaudited)	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$34.69	$34.56	$28.86	$28.98	$26.37	$25.15
Income (loss) from investment operations
Net investment income (loss) (d)	$0.39	$0.77	$0.80	$0.81	$0.73	$0.97(c)
Net realized and unrealized gain (loss)	0.62	0.97	6.27	(0.56)	3.09	1.90
Total from investment operations	$1.01	$1.74	$7.07	$0.25	$3.82	$2.87
Less distributions declared to shareholders
From net investment income	$—	$(0.74)	$(1.27)	$(0.25)	$(1.21)	$(1.01)
From net realized gain	—	(0.87)	(0.10)	(0.12)	—	(0.64)
Total distributions declared to shareholders	$—	$(1.61)	$(1.37)	$(0.37)	$(1.21)	$(1.65)
Net asset value, end of period (x)	$35.70	$34.69	$34.56	$28.86	$28.98	$26.37
Total return (%) (k)(r)(s)(x)	2.91(n)	5.62	24.80	0.81	14.49	11.24(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.04(a)	1.05	1.04	1.04	1.05	1.02(c)
Expenses after expense reductions (f)	1.03(a)	1.04	1.03	1.03	1.04	1.02(c)
Net investment income (loss)	2.24(a)	2.38	2.44	2.76	2.53	3.64(c)
Portfolio turnover	9(n)	32	28	27	27	33
Net assets at end of period (000 omitted)	$673,708	$679,629	$733,992	$727,201	$1,021,211	$998,836
(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
10

MFS Utilities Series
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Utilities Series (the fund) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in securities of issuers in the utility industry. Issuers in a single industry can react similarly to market, currency, political, economic, regulatory, geopolitical, environmental, public health, and other conditions. The value of stocks in the utilities sector can be very volatile due to supply and/or demand for services or fuel, financing costs, conservation efforts, the negative impact of regulation, and other factors. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Certain of the fund's investments, derivatives, debt and other contracts may be based on reference interest rates such as the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, derivatives, debt and other contracts that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to disregard the GAAP accounting requirements around certain contract modifications resulting from the LIBOR transition such that for contracts considered in scope, the fund can account for those modified contracts as a continuation of the existing contracts.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods.
Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
11

MFS Utilities Series
Notes to Financial Statements (unaudited) - continued
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of June 30, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$1,200,151,261	$—	$—	$1,200,151,261
Mutual Funds	6,853,786	—	—	6,853,786
Total	$1,207,005,047	$—	$—	$1,207,005,047
Other Financial Instruments
Forward Foreign Currency Exchange Contracts – Assets	$—	$2,694,103	$—	$2,694,103
Forward Foreign Currency Exchange Contracts – Liabilities	—	(704,622)	—	(704,622)
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
12

MFS Utilities Series
Notes to Financial Statements (unaudited) - continued
The derivative instruments used by the fund during the period were forward foreign currency exchange contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2021 as reported in the Statement of Assets and Liabilities:
		Fair Value
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Foreign Exchange	Forward Foreign Currency Exchange Contracts	$2,694,103	$(704,622)
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2021 as reported in the Statement of Operations:
Risk	Forward Foreign Currency Exchange Contracts
Foreign Exchange	$(2,463,154)
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended June 30, 2021 as reported in the Statement of Operations:
Risk	Forward Foreign Currency Exchange Contracts
Foreign Exchange	$6,742,188
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.
13

MFS Utilities Series
Notes to Financial Statements (unaudited) - continued
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Security Loans — Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2021, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
14

MFS Utilities Series
Notes to Financial Statements (unaudited) - continued
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals, derivative transactions, partnership adjustments, and certain preferred stock treated as debt for tax purposes.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/20
Ordinary income (including any short-term capital gains)	$35,969,261
Long-term capital gains	20,968,013
Total distributions	$56,937,274
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/21
Cost of investments	$865,673,674
Gross appreciation	350,476,005
Gross depreciation	(9,144,632)
Net unrealized appreciation (depreciation)	$341,331,373
As of 12/31/20
Undistributed ordinary income	21,343,618
Undistributed long-term capital gain	35,823,036
Other temporary differences	(22,309,943)
Net unrealized appreciation (depreciation)	339,572,302
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/21	Year ended 12/31/20
Initial Class	$—	$25,547,426
Service Class	—	31,389,848
Total	$—	$56,937,274
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.75%
In excess of $1 billion and up to $3 billion	0.70%
In excess of $3 billion	0.65%
15

MFS Utilities Series
Notes to Financial Statements (unaudited) - continued
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. For the six months ended June 30, 2021, this management fee reduction amounted to $72,192, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2021 was equivalent to an annual effective rate of 0.73% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2021, the fee was $25,988, which equated to 0.0043% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2021, these costs amounted to $1,454.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2021 was equivalent to an annual effective rate of 0.0137% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended June 30, 2021, the fund engaged in sale transactions pursuant to this policy, which amounted to $1,219,147, respectively. The sales transactions resulted in net realized gains (losses) of $185,143.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended June 30, 2021, this reimbursement amounted to $46,990, which is included in “Other” income in the Statement of Operations.
(4)  Portfolio Securities
For the six months ended June 30, 2021, purchases and sales of investments, other than short-term obligations, aggregated $102,876,177 and $133,813,032, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
16

MFS Utilities Series
Notes to Financial Statements (unaudited) - continued
	Six months ended 6/30/21		Year ended 12/31/20
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	344,927	$12,297,484	693,191	$22,914,614
Service Class	731,526	25,779,753	1,582,964	49,564,692
	1,076,453	$38,077,237	2,276,155	$72,479,306
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	813,353	$25,547,426
Service Class	—	—	1,016,840	31,389,848
	—	$—	1,830,193	$56,937,274
Shares reacquired
Initial Class	(768,663)	$(27,604,790)	(2,109,750)	$(69,285,092)
Service Class	(1,453,930)	(51,158,628)	(4,245,334)	(135,421,500)
	(2,222,593)	$(78,763,418)	(6,355,084)	$(204,706,592)
Net change
Initial Class	(423,736)	$(15,307,306)	(603,206)	$(20,823,052)
Service Class	(722,404)	(25,378,875)	(1,645,530)	(54,466,960)
	(1,146,140)	$(40,686,181)	(2,248,736)	$(75,290,012)
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit of which $1 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2021, the fund’s commitment fee and interest expense were $2,457 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$4,847,086	$72,684,686	$70,677,986	$—	$—	$6,853,786
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$3,140	$—
(8)  Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple
17

MFS Utilities Series
Notes to Financial Statements (unaudited) - continued
surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.
18

MFS Utilities Series
Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its April 2021 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2020 to December 31, 2020 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
19

MFS Utilities Series
Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at  mfs.com/vit1 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
FURTHER INFORMATION
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/vit1 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
20

Semiannual Report
June 30, 2021
MFS®  Value Series
MFS® Variable Insurance Trust
VLU-SEM

MFS® Value Series
The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK OR CREDIT UNION GUARANTEE  •
NOT A DEPOSIT  •  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Value Series
LETTER FROM THE CEO
Dear Contract Owners:
After experiencing dramatic swings in the early days of the coronavirus pandemic, global equity markets have performed strongly over the past year. Though the speedy development of vaccines brightened the economic and market outlook, uncertainty remains as new variants of the virus appear, and questions persist over how fast vaccines can be made widely available in the developing world.
Global central banks have taken aggressive steps to cushion the economic and market fallout related to the virus, and governments are deploying unprecedented levels of fiscal support. Having passed a $1.9 trillion stimulus package in March, the U.S. Congress could approve additional stimulus later this year, some of it focused on infrastructure. Along with extraordinary government expenditures, pent-up consumer demand fueled a surge in economic activity as coronavirus restrictions were eased, pushing up inflation, at least temporarily. Markets initially reacted by pushing up yields on global government bonds, though some of the rate rise has since been corrected.
A spirited debate is underway among investors over whether the current price pressures will persist or prove to be temporary, caused by pandemic-induced bottlenecks. The policy measures put in place to counteract the pandemic's effects have helped build a supportive environment and are encouraging economic recovery; however, if markets disconnect from fundamentals, they can sow the seeds of instability. As such, recent dramatic increases in speculative trading in cryptocurrencies, special purpose acquisition companies (SPACs), and the like bear watching.
In the aftermath of the crisis, we could see societal changes as households, businesses, and governments adjust to a new reality, and any such alterations could affect the investment landscape. For investors, events such as the COVID-19 outbreak demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating the increasing complexity of global markets and economies. Guided by our long-term philosophy and adhering to our commitment to sustainable investing, we tune out the noise and aim to uncover what we believe are the best, most durable investment opportunities in the market. Our unique global investment platform combines collective expertise, long-term discipline, and thoughtful risk management to create sustainable value for investors.
Respectfully,
Michael W. Roberge
Chief Executive Officer
MFS Investment Management
August 13, 2021
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

MFS Value Series
Portfolio Composition
Portfolio structure
Top ten holdings
JPMorgan Chase & Co.	4.4%
Johnson & Johnson	3.5%
Comcast Corp., “A”	3.2%
Texas Instruments, Inc.	2.6%
Accenture PLC, “A”	2.6%
Honeywell International, Inc.	2.5%
Medtronic PLC	2.5%
Aon PLC	2.3%
Cigna Corp.	2.2%
Duke Energy Corp.	2.1%
GICS equity sectors (g)
Financials	27.5%
Health Care	18.3%
Industrials	17.6%
Information Technology	9.7%
Consumer Staples	7.3%
Utilities	6.2%
Materials	3.9%
Communication Services	3.5%
Energy	2.5%
Consumer Discretionary	1.8%
Real Estate	0.4%

(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of June 30, 2021.
The portfolio is actively managed and current holdings may be different.
2

MFS Value Series
Expense Table
Fund Expenses Borne by the Contract Holders during the Period,
January 1, 2021 through June 30, 2021
As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2021 through June 30, 2021.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight the fund's ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.
Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/21	Ending Account Value 6/30/21	Expenses Paid During Period (p) 1/01/21-6/30/21
Initial Class	Actual	0.71%	$1,000.00	$1,148.04	$3.78
	Hypothetical (h)	0.71%	$1,000.00	$1,021.27	$3.56
Service Class	Actual	0.96%	$1,000.00	$1,146.79	$5.11
	Hypothetical (h)	0.96%	$1,000.00	$1,020.03	$4.81
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class's annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
3

MFS Value Series
Portfolio of Investments − 6/30/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.7%
Aerospace & Defense – 6.1%
Honeywell International, Inc.	306,429	$ 67,215,201
Lockheed Martin Corp.	63,336	23,963,176
Northrop Grumman Corp.	147,454	53,589,207
Raytheon Technologies Corp.	217,113	18,521,910
		$163,289,494
Alcoholic Beverages – 1.5%
Diageo PLC	834,591	$ 39,956,889
Brokerage & Asset Managers – 3.7%
BlackRock, Inc.	46,104	$ 40,339,617
NASDAQ, Inc.	270,415	47,538,957
T. Rowe Price Group, Inc.	50,710	10,039,059
		$97,917,633
Business Services – 5.9%
Accenture PLC, “A”	237,009	$ 69,867,883
Equifax, Inc.	140,789	33,720,373
Fidelity National Information Services, Inc.	214,119	30,334,239
Fiserv, Inc. (a)	209,874	22,433,432
		$156,355,927
Cable TV – 3.2%
Comcast Corp., “A”	1,478,062	$ 84,279,095
Chemicals – 1.8%
PPG Industries, Inc.	287,135	$ 48,746,909
Construction – 3.5%
Masco Corp.	368,140	$ 21,687,127
Otis Worldwide Corp.	108,554	8,876,461
Sherwin-Williams Co.	114,364	31,158,472
Stanley Black & Decker, Inc.	155,160	31,806,248
		$93,528,308
Consumer Products – 2.5%
Colgate-Palmolive Co.	249,023	$ 20,258,021
International Flavors & Fragrances, Inc.	44,464	6,642,922
Kimberly-Clark Corp.	169,592	22,688,018
Reckitt Benckiser Group PLC	176,296	15,600,380
		$65,189,341
Electrical Equipment – 1.4%
Johnson Controls International PLC	542,504	$ 37,232,050
Electronics – 5.1%
Analog Devices, Inc.	121,267	$ 20,877,327
Intel Corp.	385,262	21,628,609
NXP Semiconductors N.V.	112,862	23,217,970
Texas Instruments, Inc.	363,693	69,938,164
		$135,662,070
Energy - Independent – 1.9%
ConocoPhillips	365,717	$ 22,272,165
EOG Resources, Inc.	193,481	16,144,055
Pioneer Natural Resources Co.	81,677	13,274,146
		$51,690,366
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Integrated – 0.6%
Chevron Corp.	142,919	$ 14,969,336
Food & Beverages – 3.1%
Archer Daniels Midland Co.	208,805	$ 12,653,583
J.M. Smucker Co.	52,810	6,842,592
Nestle S.A.	346,249	43,117,870
PepsiCo, Inc.	134,457	19,922,494
		$82,536,539
Gaming & Lodging – 0.3%
Marriott International, Inc., “A” (a)	67,920	$ 9,272,438
Health Maintenance Organizations – 2.2%
Cigna Corp.	245,045	$ 58,092,818
Insurance – 8.7%
Aon PLC	252,937	$ 60,391,238
Chubb Ltd.	321,509	51,100,641
Marsh & McLennan Cos., Inc.	370,509	52,123,206
Progressive Corp.	359,751	35,331,146
Travelers Cos., Inc.	219,726	32,895,179
		$231,841,410
Machinery & Tools – 4.5%
Eaton Corp. PLC	287,886	$ 42,658,947
Illinois Tool Works, Inc.	198,114	44,290,366
Trane Technologies PLC	174,622	32,154,895
		$119,104,208
Major Banks – 8.7%
Goldman Sachs Group, Inc.	88,259	$ 33,496,938
JPMorgan Chase & Co.	759,413	118,119,098
Morgan Stanley	498,953	45,749,001
PNC Financial Services Group, Inc.	178,683	34,085,569
		$231,450,606
Medical & Health Technology & Services – 0.9%
McKesson Corp.	122,719	$ 23,468,782
Medical Equipment – 8.4%
Abbott Laboratories	361,890	$ 41,953,908
Boston Scientific Corp. (a)	609,739	26,072,439
Danaher Corp.	160,930	43,187,175
Medtronic PLC	531,342	65,955,482
Thermo Fisher Scientific, Inc.	93,923	47,381,336
		$224,550,340
Other Banks & Diversified Financials – 6.4%
American Express Co.	273,601	$ 45,207,093
Citigroup, Inc.	767,998	54,335,859
Moody's Corp.	44,520	16,132,712
Truist Financial Corp.	371,659	20,627,075
U.S. Bancorp	578,734	32,970,476
		$169,273,215

4

MFS Value Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – 6.8%
Johnson & Johnson	566,301	$ 93,292,427
Merck & Co., Inc.	435,589	33,875,756
Organon & Co. (a)	43,558	1,318,065
Pfizer, Inc.	1,045,306	40,934,183
Roche Holding AG	31,917	12,023,421
		$181,443,852
Railroad & Shipping – 2.0%
Canadian National Railway Co.	136,985	$ 14,454,657
Union Pacific Corp.	171,970	37,821,362
		$52,276,019
Real Estate – 0.4%
Public Storage, Inc., REIT	35,323	$ 10,621,273
Specialty Chemicals – 0.6%
DuPont de Nemours, Inc.	218,666	$ 16,926,935
Specialty Stores – 1.5%
Lowe's Cos., Inc.	200,324	$ 38,856,846
Telephone Services – 0.3%
Verizon Communications, Inc.	129,720	$ 7,268,212
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Tobacco – 0.5%
Philip Morris International, Inc.	135,953	$ 13,474,302
Utilities - Electric Power – 6.2%
American Electric Power Co., Inc.	222,282	$ 18,802,834
Dominion Energy, Inc.	501,797	36,917,205
Duke Energy Corp.	559,921	55,275,401
Southern Co.	686,309	41,528,558
Xcel Energy, Inc.	192,752	12,698,502
		$165,222,500
Total Common Stocks (Identified Cost, $1,250,564,102)		$2,624,497,713
Investment Companies (h) – 1.2%
Money Market Funds – 1.2%
MFS Institutional Money Market Portfolio, 0.02% (v) (Identified Cost, $31,540,709)	31,540,709	$ 31,540,709
Other Assets, Less Liabilities – 0.1%		3,019,552
Net Assets – 100.0%		$2,659,057,974

(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $31,540,709 and $2,624,497,713, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See Notes to Financial Statements
5

MFS Value Series
Financial Statements	Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/21 Assets
Investments in unaffiliated issuers, at value (identified cost, $1,250,564,102)	$2,624,497,713
Investments in affiliated issuers, at value (identified cost, $31,540,709)	31,540,709
Cash	73,336
Receivables for
Investments sold	957,948
Fund shares sold	1,715,756
Interest and dividends	3,250,718
Other assets	6,728
Total assets	$2,662,042,908
Liabilities
Payables for
Fund shares reacquired	$2,612,996
Payable to affiliates
Investment adviser	97,747
Administrative services fee	1,952
Shareholder servicing costs	644
Distribution and/or service fees	19,127
Accrued expenses and other liabilities	252,468
Total liabilities	$2,984,934
Net assets	$2,659,057,974
Net assets consist of
Paid-in capital	$1,105,359,311
Total distributable earnings (loss)	1,553,698,663
Net assets	$2,659,057,974
Shares of beneficial interest outstanding	114,926,485
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$1,259,835,365	53,796,788	$23.42
Service Class	1,399,222,609	61,129,697	22.89
See Notes to Financial Statements
6

MFS Value Series
Financial Statements	Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/21
Net investment income (loss)
Income
Dividends	$26,783,633
Income on securities loaned	24,033
Other	19,606
Dividends from affiliated issuers	6,218
Foreign taxes withheld	(251,549)
Total investment income	$26,581,941
Expenses
Management fee	$8,837,975
Distribution and/or service fees	1,669,618
Shareholder servicing costs	32,944
Administrative services fee	170,272
Independent Trustees' compensation	18,355
Custodian fee	58,908
Shareholder communications	82,818
Audit and tax fees	29,615
Legal fees	8,799
Miscellaneous	23,899
Total expenses	$10,933,203
Reduction of expenses by investment adviser	(154,253)
Net expenses	$10,778,950
Net investment income (loss)	$15,802,991
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$78,068,098
Foreign currency	21,670
Net realized gain (loss)	$78,089,768
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$261,594,645
Translation of assets and liabilities in foreign currencies	(93,023)
Net unrealized gain (loss)	$261,501,622
Net realized and unrealized gain (loss)	$339,591,390
Change in net assets from operations	$355,394,381
See Notes to Financial Statements
7

MFS Value Series
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/21 (unaudited)	12/31/20
Change in net assets
From operations
Net investment income (loss)	$15,802,991	$32,732,755
Net realized gain (loss)	78,089,768	59,434,807
Net unrealized gain (loss)	261,501,622	16,634,536
Change in net assets from operations	$355,394,381	$108,802,098
Total distributions to shareholders	$—	$(132,057,054)
Change in net assets from fund share transactions	$(146,905,867)	$249,518,336
Total change in net assets	$208,488,514	$226,263,380
Net assets
At beginning of period	2,450,569,460	2,224,306,080
At end of period	$2,659,057,974	$2,450,569,460
See Notes to Financial Statements
8

MFS Value Series
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/21 (unaudited)	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$20.40	$20.95	$17.30	$20.92	$18.90	$18.39
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.31	$0.33	$0.41	$0.30	$0.38(c)
Net realized and unrealized gain (loss)	2.87	0.29	4.68	(2.32)	2.93	2.16
Total from investment operations	$3.02	$0.60	$5.01	$(1.91)	$3.23	$2.54
Less distributions declared to shareholders
From net investment income	$—	$(0.30)	$(0.44)	$(0.32)	$(0.40)	$(0.42)
From net realized gain	—	(0.85)	(0.92)	(1.39)	(0.81)	(1.61)
Total distributions declared to shareholders	$—	$(1.15)	$(1.36)	$(1.71)	$(1.21)	$(2.03)
Net asset value, end of period (x)	$23.42	$20.40	$20.95	$17.30	$20.92	$18.90
Total return (%) (k)(r)(s)(x)	14.80(n)	3.48	29.80	(10.09)	17.65	14.09(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.72(a)	0.73	0.73	0.73	0.74	0.73(c)
Expenses after expense reductions (f)	0.71(a)	0.71	0.72	0.72	0.73	0.72(c)
Net investment income (loss)	1.36(a)	1.64	1.67	2.02	1.51	2.02(c)
Portfolio turnover	5(n)	17	13	8	10	15
Net assets at end of period (000 omitted)	$1,259,835	$1,183,318	$945,183	$823,744	$996,794	$968,078

See Notes to Financial Statements
9

MFS Value Series
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/21 (unaudited)	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$19.96	$20.52	$16.96	$20.55	$18.59	$18.12
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.25	$0.27	$0.35	$0.25	$0.33(c)
Net realized and unrealized gain (loss)	2.81	0.29	4.59	(2.28)	2.87	2.11
Total from investment operations	$2.93	$0.54	$4.86	$(1.93)	$3.12	$2.44
Less distributions declared to shareholders
From net investment income	$—	$(0.25)	$(0.38)	$(0.27)	$(0.35)	$(0.36)
From net realized gain	—	(0.85)	(0.92)	(1.39)	(0.81)	(1.61)
Total distributions declared to shareholders	$—	$(1.10)	$(1.30)	$(1.66)	$(1.16)	$(1.97)
Net asset value, end of period (x)	$22.89	$19.96	$20.52	$16.96	$20.55	$18.59
Total return (%) (k)(r)(s)(x)	14.68(n)	3.22	29.51	(10.36)	17.35	13.78(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.97(a)	0.98	0.98	0.98	0.99	0.98(c)
Expenses after expense reductions (f)	0.96(a)	0.96	0.97	0.97	0.98	0.97(c)
Net investment income (loss)	1.10(a)	1.38	1.42	1.77	1.26	1.78(c)
Portfolio turnover	5(n)	17	13	8	10	15
Net assets at end of period (000 omitted)	$1,399,223	$1,267,251	$1,279,123	$1,127,848	$1,398,374	$1,302,307
(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
10

MFS Value Series
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Value Series (the fund) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Certain of the fund's investments, derivatives, debt and other contracts may be based on reference interest rates such as the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, derivatives, debt and other contracts that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to disregard the GAAP accounting requirements around certain contract modifications resulting from the LIBOR transition such that for contracts considered in scope, the fund can account for those modified contracts as a continuation of the existing contracts.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally
11

MFS Value Series
Notes to Financial Statements (unaudited) - continued
traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$2,624,497,713	$—	$—	$2,624,497,713
Mutual Funds	31,540,709	—	—	31,540,709
Total	$2,656,038,422	$—	$—	$2,656,038,422
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2021, there were no securities on loan or collateral outstanding.
12

MFS Value Series
Notes to Financial Statements (unaudited) - continued
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/20
Ordinary income (including any short-term capital gains)	$34,922,070
Long-term capital gains	97,134,984
Total distributions	$132,057,054
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/21
Cost of investments	$1,287,475,211
Gross appreciation	1,372,545,427
Gross depreciation	(3,982,216)
Net unrealized appreciation (depreciation)	$1,368,563,211
As of 12/31/20
Undistributed ordinary income	32,690,653
Undistributed long-term capital gain	59,232,794
Other temporary differences	130,254
Net unrealized appreciation (depreciation)	1,106,250,581
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
13

MFS Value Series
Notes to Financial Statements (unaudited) - continued
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/21	Year ended 12/31/20
Initial Class	$—	$64,613,595
Service Class	—	67,443,459
Total	$—	$132,057,054
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.75%
In excess of $1 billion and up to $2.5 billion	0.65%
In excess of $2.5 billion	0.60%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. For the six months ended June 30, 2021, this management fee reduction amounted to $154,253, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2021 was equivalent to an annual effective rate of 0.67% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.71% of average daily net assets for the Initial Class shares and 0.96% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2023. For the six months ended June 30, 2021, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2021, the fee was $31,977, which equated to 0.0025% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2021, these costs amounted to $967.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2021 was equivalent to an annual effective rate of 0.0132% of the fund's average daily net assets.
14

MFS Value Series
Notes to Financial Statements (unaudited) - continued
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended June 30, 2021, the fund engaged in purchase and sale transactions pursuant to this policy, which amounted to $14,714 and $1,080,104, respectively. The sales transactions resulted in net realized gains (losses) of $268,451.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended June 30, 2021, this reimbursement amounted to $19,334, which is included in “Other” income in the Statement of Operations.
(4)  Portfolio Securities
For the six months ended June 30, 2021, purchases and sales of investments, other than short-term obligations, aggregated $122,899,812 and $256,680,608, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/21		Year ended 12/31/20
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	3,663,797	$79,262,546	17,458,957	$326,082,166
Service Class	3,516,125	76,271,556	10,385,417	178,855,955
	7,179,922	$155,534,102	27,844,374	$504,938,121
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	3,496,407	$64,613,595
Service Class	—	—	3,726,158	67,443,459
	—	$—	7,222,565	$132,057,054
Shares reacquired
Initial Class	(7,877,809)	$(175,459,443)	(8,069,039)	$(151,590,113)
Service Class	(5,869,199)	(126,980,526)	(12,963,112)	(235,886,726)
	(13,747,008)	$(302,439,969)	(21,032,151)	$(387,476,839)
Net change
Initial Class	(4,214,012)	$(96,196,897)	12,886,325	$239,105,648
Service Class	(2,353,074)	(50,708,970)	1,148,463	10,412,688
	(6,567,086)	$(146,905,867)	14,034,788	$249,518,336
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Growth Allocation Portfolio, and the MFS Conservative Allocation Portfolio were the owners of record of approximately 5%, 2%, and 1%, respectively, of the value of outstanding voting shares of the fund.
15

MFS Value Series
Notes to Financial Statements (unaudited) - continued
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit of which $1 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2021, the fund’s commitment fee and interest expense were $4,979 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$30,323,177	$184,446,355	$183,228,823	$—	$—	$31,540,709
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$6,218	$—
(8)  Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.
16

MFS Value Series
Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its April 2021 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2020 to December 31, 2020 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
17

MFS Value Series
Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at  mfs.com/vit1 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
FURTHER INFORMATION
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/vit1 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
18

Item 1(b):

Not applicable

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1(a) of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13.	EXHIBITS.

(a) (1)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not applicable.

(2)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)	Change in the registrant’s independent public accountant. Not applicable.

(b)

If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference.  Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS VARIABLE INSURANCE TRUST

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President

Date: August 13, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: August 13, 2021

By (Signature and Title)*	/S/ JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: August 13, 2021

*	Print name and title of each signing officer under his or her signature.